UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038
                  --------------------------------------------

                           Clearwater Investment Trust
  ----------------------------------------------------------------------------
  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------

                                Susanne S. Smith
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:
                               Timothy Silva, Esq.
                  Wilmer, Cutler, Pickering, Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935
                   Date of fiscal year end: December 31, 2008
                     Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                           CLEARWATER INVESTMENT TRUST

                                SEMIANNUAL REPORT

                                   (unaudited)

                                  June 30, 2008

                       ----------------------------------
                           CLEARWATER INVESTMENT TRUST
                       ----------------------------------

                                  August, 2008

To: Our Unit Holders

On June 30, 2008, the net asset value of the Clearwater Growth Fund was $27.10 per unit. The Fund decreased -11.4% on a total return basis for the first half of 2008 while its comparative benchmark, the Russell 1000 Index, decreased -11.2%. For the second quarter, the Fund decreased -2.1% while the Russell 1000 Index decreased -1.9%.

On June 30, 2008, the net asset value of the Clearwater Small Cap Fund was $15.82 per unit. The Fund decreased -5.2% on a total return basis for the first half of 2008, while its comparative benchmark, the Russell 2000 Index, decreased -9.4%. For the second quarter, the Fund increased 3.7% while the Russell 2000 Index increased 0.6%.

On June 30, 2008, the net asset value of the Clearwater Tax Exempt Bond Fund was $9.40 per unit. The Fund decreased -0.2% on a total return basis for the first half of 2008 with a second quarter return of +0.9%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 1.1% for the first half of 2008 with a -0.8% decrease in the second quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

US equities rallied through much of the second quarter, buoyed by perceptions that credit markets were stabilizing. But investor optimism was premature. The S&P 500 Index finished the quarter down 2.7%, unable to escape the burden of $140 oil. The rapid rise in crude oil prices made clear how dependent the US consumer is on affordable gasoline.

Financial services stocks were hammered again in the second quarter, down 18.3%, making banks, brokers, and thrifts losers four quarters in a row. Financial services stocks have lost almost half their value in the past 12 months, largely due to overextended mortgage credit. On the flip side, energy stocks soared, up 17.3% for the quarter, bolstered by the skyrocketing price of oil. Growth outperformed value (S&P 500/Citigroup Growth Index, +2.1%; S&P 500/Citigroup Value Index, -7.8%), as investors moved away from the financial and cyclical stocks that dominate the Value Index. Mid-cap and small-cap stocks were in positive territory for the quarter (S&P MidCap 400 Index, +5.4%; S&P Small Cap 600 Index, +0.4%).

The market now has to overcome some imposing obstacles - rising interest rates, fragile credit markets, and commodity inflation. The Federal Reserve is evidently done easing and is now focused on fighting inflation at the expense of growth. Consumer confidence is at a 16-year low and housing prices in April fell the most year-over-year on record. On top of that, the stunning rise in oil prices is eroding the purchasing power of consumers and corporations, effectively taxing all facets of the economy. However, there are many experts that view the meteoric rise in commodity prices as one of the many asset bubbles in recent history. Among this uncertainty, our broadly diversified, sector-neutral Tax Managed Core portfolio provides a great opportunity to capture the next market leaders, while doing so in a tax efficient manner.

Clearwater Investment Trust
August, 2008
Page 2

Kennedy Capital Management, one of the two sub-advisors for the Small Cap Fund, made the following comments:

During the first half, our sector over-weights relative to the Russell 2000 benchmark included Materials & Processing and Technology. Under-weights relative to the Russell 2000 included Healthcare, Financial Services, and Consumer Discretionary. From a stock selection standpoint, the biggest areas of added value were in Financial Services and Consumer Discretionary. The main underperforming sectors were Technology and Producer Durables.

Several stocks did not perform up to our expectations during the first half, including BE Aerospace, Inc. (BEAV) and Cooper Tire & Rubber Company (CTB). BEAV, which concentrates on aircraft interiors, fell victim to the shift in sentiment away from aerospace stocks in the second quarter. As the price of oil increased, airlines announced capacity cuts. Earnings have not come under pressure, but the risk perception has increased. Both the Chief Executive Officer and Chief Financial Officer have recently bought shares. We continue to believe that the market is misconstruing the risk to earnings growth, as BEAV's high return on invested capital model, its continued industry dominance, and its large customer exposure to oil-producing nations will likely drive further earnings out-performance and a higher valuation.

CTB, which we bought for several reasons -- making tangible moves to improve margins and asset turns; trading near book value; global secular trends moving in their favor (emerging middle class in China and India likely to drive the global demand for tires) - began to be severely impacted by rising raw material costs and a manufacturing problem. We exited the position, as we could not adequately determine the impermanence of the problems; although we managed to avoid a significant portion of the decline in CTB's market price, we did suffer a loss of market value.

On the positive side, we benefited  from a sizable gain in Jo-Ann  Stores,  Inc.
(JAS). Additionally, buyout offers propelled two of our holdings higher. Mentor Graphics Corp. (MENT), which had developed a proprietary chip design tool, was gaining share from its competitors. Our analyst had properly identified this tool as a meaningful earnings driver for MENT, which compelled us to hold this in the Core portfolio despite headwinds facing the semiconductor space. This competitive advantage led us to believe that returns would shift higher for MENT. Cadence Design Systems, Inc., a competitor of MENT, envisioned the same dynamic and offered to buy the company for a 30% premium.

Another success story of ours was Superior Essex, Inc. (SPSX), a global magnet wire manufacturer, which agreed to a buyout from a Korean competitor. SPSX had shrewdly grown its global presence over the past two years, and the investment community was unaware of the earnings power that the company had built. We built a large position in the stock on the strength of our analyst's model, which showed an earnings progression well in excess of consensus. The stock rose more than 50% in the second quarter.

Current Perspective and Portfolio Construction

Yes, oil prices continue to rise, credit continues to contract, and the consumer continues to tighten the reins. We do not look at these factors and explicitly deciding to under-weight (or over-weight) certain sectors. We do, however, appreciate the impact that these factors can have

Clearwater Investment Trust
August, 2008
Page 3

on the earnings power of the companies we follow. Naturally, we critically examine the future cash flows of those companies which rely more heavily on the aforementioned stresses. Sector weightings percolate up from idea generation. We have had less success justifying names within the financial services and consumer discretionary sectors, which has led to our sector under-weights.

Idea generation has been most fruitful in sectors where favorable secular trends give us extended earnings visibility. Themes such as global industrialization, the US nuclear renaissance, and wireless data messaging have helped to drive some of our larger weightings. Where we see trends like these, we can have more confidence in management's ability to expand return on investment and reinvest to grow assets. This drives shareholder value over time.

Our team of 14 analysts continually works to uncover strong management teams and companies with improving returns, above-average cash flow generation, and opportunities to advantageously deploy excess cash flow.

In tumultuous markets like these, the importance of deep fundamental due diligence comes to the fore. We have continued to intensify our research efforts, emphasizing company and third-party contacts, as well as facilitating information and perspective exchange amongst our analysts, portfolio managers, and traders.

Outlook

We continue our commitment to managing well-diversified portfolios on behalf of our clients, with approximately 90-115 positions representing a broad array of growth and value. We believe our Core portfolios exhibit excellent risk-return characteristics overall, characterized by expected long-term earnings growth rates commensurate with the benchmark, but with superior valuations. Based on several metrics, including Price-to-Book, Price-to-Sales and Price-to-Forward Earnings ratios, our portfolios exhibit a very attractive valuation profile, which we believe will serve our clients well in months and years to come.

Portfolio Management Transition

Dick Sinise and Don Cobin have co-managed the Core portfolio since November. As of July 1, 2008, Don Cobin assumed sole portfolio management responsibility for the Core portfolio. Since joining Kennedy early in 2007, Don has benefited greatly from Dick's sage advice. They maintain adjacent offices and are frequently shuttling back and forth. We expect this interaction will be no different going forward than in the past. Meanwhile, Tim Hasara continues to manage the Microcap portion of the portfolio.

Keeley Capital Management, the other sub-advisor for the Small Cap Fund, made the following comments:

Market Overview

The stock market began April on a positive note. The S&P 500 advanced 3.6% on April 1st. The markets shook off several poor economic reports including a 5-year high in unemployment claims and the lowest University of Michigan
Consumer Sentiment reading since the early 1980's. First quarter earnings reports were mixed. Some notable earnings announcements in April included Google, IBM, Johnson & Johnson, and Microsoft all beating estimates, Intel

Clearwater Investment Trust
August, 2008
Page 4

meeting estimates, while General Electric and Apple lowered outlook. For April, the S&P 500 posted a gain of 4.9%, while the Russell 2000 was up 4.2%.

The stock market started the month of May with a positive bias, just as April did. The S&P 500 was up more than two percent in the first two days of trading, helped by a strong Consumer Spending report, and the April Employment report showing only 20,000 job losses. However, rising oil prices started to weigh on the stock market. Oil prices hit $120 on May 5, $125 on May 9, $130 on May 20, before peaking over $135 on May 22. Helped by a slight upward revision to the first quarter GDP showing a rise of 0.9% and retreating oil prices, the stock markets recovered, posting four consecutive up days to finish the month. For May, the S&P 500 posted a gain of 1.1%, while the Russell 2000 was up 4.6%.

The stock market quickly relinquished gains earned in May. The S&P 500 was down 4 out of the first 5 trading days. Stock prices remained under pressure for the remainder of the month due to higher commodity prices and heightened inflation fears. Energy related commodity prices were higher in June. Oil reached $143 a barrel, and gas prices rose to over $4.00 a gallon. Other signs of inflation pressures included: Consumer Prices posting the largest rise in six months and the Producer Price Index rising 1.4% month-over-month. Even the Federal Reserve, who kept short-term interest rates unchanged at their latest meeting, warned inflation levels were becoming more of a concern.

Sector Weightings

Since inception of the portfolio, we have favored and over-weighted the industrial and energy sectors of the market while underweighting financial services. These sector weightings have made a positive contribution to investment results and have been a key factor in the excess return that we have generated for the portfolio over this period of time. For instance, during the second quarter alone, holdings in the energy sector such as Goodrich Petroleum (+176%) and Petrohawk Energy (+129%) made a significant contribution to investment results.

Outlook

Within this environment, we remain committed to our value driven strategy which buys stocks of relatively unknown (spin-offs) and out of favor (below book value) companies. This lack of Wall Street coverage and sponsorship allows us to buy stock at a discount to our assessment of fair market value.

Sit Fixed Income Advisors II, LLC, the sub-advisor for the Tax-Exempt Bond Fund, made the following comments:

The fixed income markets delivered relatively weak performance in the first half of 2008, with returns for both taxable and tax-exempt indices generally less than 1 percent. Despite aggressive action from the Fed (the federal funds rate fell 225 basis points to 2.0% during the period), long-term U. S. Treasury yields increased approximately 10 basis points in the first half of 2008. Tax-exempt yields increased approximately 35 basis points over the same period. The U. S. Treasury and municipal yield curves steepened considerably during the first half of the year. Deleveraging of many taxable and tax-exempt strategies resulted in considerable volatility during the first half of the year. While the timing and direction of the Fed's next move remains uncertain, many in the market now believe that the Fed is at the end of its easing cycle. Slow, almost imperceptible

Clearwater Investment Trust
August, 2008
Page 5

growth in the domestic economy accompanied by a still troublesome federal budget deficit, with worrisome inflation given high oil and commodity prices has left the Fed in a quandary. Any evidence of stronger growth or worsening inflation could and would likely be met with short-term interest rate hikes. We expect the Fed to remain on hold during the second half of 2008, with possibly some modest tightening in the first half of next year.

The trend of revenue bonds outperforming general obligation bonds reversed sharply in the second half of 2007, and continued through February 2008, returning to its historic pattern in the past four months, but lower quality issues continued to under-perform those of higher credit quality, as investors continued to shun risk. We expect revenue bonds to continue to be decent performers in the second half of 2008, although heavy supply could be a drag. General obligation bond performance, helped as investors focus more on upgrading credit quality, should continue to improve on a relative basis, however, as many cities, counties and states may experience credit rating upgrades as a result of criteria more consistent with rating corporate bonds being used for municipal entities. Potential problems funding retirement pension and healthcare obligations remain, however. The Fund's performance, with its heavy emphasis on revenue bonds, was weak on an absolute basis due to spread widening on revenue bonds, and much weaker than that of its benchmark, despite its use of non-rated revenue bonds, whose high current income could not offset their decline in price. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest rates, but typically under-perform in periods of rapidly falling interest rates.

The economy has weakened considerably over the past year, despite the boost from rebate checks earlier this year. We expect growth to moderate in the second half of 2008 in the 1.0% range. With the Fed on hold, interest rates are likely to remain in a fairly narrow trading range, although July saw some fairly significant swings due to a flight to quality caused by continuing credit crisis concerns. The Treasury yield curve should begin to flatten, with the municipal curve somewhat flatter as well. Given our expectation for a steeper yield curve, we lengthened the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, from 4.6 to 5.0 years during the first half of the year, accompanied by a meaningful increase in yield. For comparison, the Fund's benchmark, the Lehman 5-Year Index, had duration of 4.1 years at June 30, 2008. The Fund's longer duration and its use of non-rated bonds have positioned it opportunistically for the flattening yield curve environment that we expect over the next twelve months. We expect to maintain duration near the current level for the remainder of the year. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 5-25 year range.

Clearwater Investment Trust        Clearwater Management Company
---------------------------        -----------------------------
G. H. Weyerhaeuser, Jr.,           P. W. Pascoe, Chairman and Treasurer
   Chairman and Treasurer          W. T. Weyerhaeuser, V. P. and Secretary
F. T. Weyerhaeuser                 S. B. Carr, Jr.
   V. P. and Secretary             W. J. Driscoll
L. R. Jones                        E. D. Hlavka
C. W. Rasmussen                    C. W. Morley
L. E. Rasmussen                    F. W. Piasecki
J. H. Weyerhaeuser                 D. C. Titcomb

Shareholder Expense Example

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2007 to June 30, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and funds offered by other organizations. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

                         -------------------------------------------------------
                                                                 Expenses Paid
                                                              During the Period*
                         Beginning Account   Ending Account      December 31,
                               Value             Value        2007 thru June 30,
Actual                   December 31, 2007   June 30, 2008           2008
--------------------------------------------------------------------------------
Growth Fund                  $ 1,000.00        $   886.50          $ 1.31
--------------------------------------------------------------------------------
Small Cap Fund               $ 1,000.00        $   948.40          $ 4.70
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund         $ 1,000.00        $   998.40          $ 1.84
--------------------------------------------------------------------------------

Hypothetical (5% return
before expenses)
--------------------------------------------------------------------------------
Growth Fund                  $ 1,000.00        $ 1,024.86          $ 1.41
--------------------------------------------------------------------------------
Small Cap Fund               $ 1,000.00        $ 1,024.86          $ 4.88
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund         $ 1,000.00        $ 1,024.86          $ 1.86
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

      Growth Fund                0.28%
      Small Cap Fund             0.97%
      Tax-Exempt Bond Fund       0.37%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

                           CLEARWATER INVESTMENT TRUST

                       Statement of Assets and Liabilities

                            June 30, 2008 (unaudited)

                                                          Growth          Small Cap        Tax-Exempt
                                                           Fund             Fund           Bond Fund
                                                       -------------     ------------    -------------
                      Assets

Investments in securities, at market value
   (identified cost: $205,653,198 Growth Fund;
   $200,215,588 Small Cap Fund; $384,108,957
   Tax-Exempt Bond Fund)                               $ 303,666,541      208,030,033      364,099,605
Receivable for securities sold                                    --        9,031,756               --
Receivable for Shares of Beneficial Interest Sold            203,500          239,400               --
Accrued dividend and interest receivable, less
   the allowance for uncollectible interest
   of $198,100 (Tax-Exempt Bond Fund)                        386,473          267,170        4,896,941
                                                       -------------     ------------    -------------
      Total assets                                       304,256,514      217,568,359      368,996,546
                                                       -------------     ------------    -------------
                    Liabilities

Payables for investment securities purchased               1,569,657        3,423,239        3,752,959
Payables for fund shares redeemed                                  0                           658,800
Dividend Distribution Payable                                     --               --               --
Accrued investment advisory fee                              218,301          544,908          320,935
                                                       -------------     ------------    -------------
      Total liabilities                                    1,787,958        3,968,147        4,732,694
                                                       -------------     ------------    -------------
      Net assets                                       $ 302,468,556      213,600,212      364,263,852
                                                       =============     ============    =============
                      Capital

Capital stock and additional paid-in capital
   (authorized unlimited number of shares at no
   par value for each Fund: outstanding
   11,161,933; 13,498,387; and 38,752,411
   shares, respectively)                               $ 210,274,348      216,215,240      386,612,879
Undistributed net investment income (loss)                 2,744,534          338,304           12,829
Accumulated net realized gain (loss)                      (8,563,669)     (10,767,777)      (2,352,504)
Unrealized appreciation (depreciation)
   of investments                                         98,013,343        7,814,445      (20,009,352)
                                                       -------------     ------------    -------------
      Net assets                                       $ 302,468,556      213,600,212      364,263,852
                                                       =============     ============    =============
Net asset value per share of outstanding
   capital stock                                       $       27.10            15.82             9.40
                                                       =============     ============    =============

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                             Statement of Operations

               for the six months ended June 30, 2008 (unaudited)

                                                               Growth        Small Cap       Tax-Exempt
                                                                Fund           Fund          Bond Fund
                                                            ------------    ------------    ------------
Investment income:
   Income:
      Dividends (net of foreign taxes withheld
         of $2,096, $462, and $0, respectively)             $  3,086,524       1,306,573         542,546
      Interest                                                    32,965         114,976       8,516,889
                                                            ------------    ------------    ------------
         Total income                                          3,119,489       1,421,549       9,059,435

   Expenses:
      Investment advisory fee                                    694,601       1,507,608       1,023,517
      Voluntary fee reduction                                   (262,405)       (424,363)       (392,348)
                                                            ------------    ------------    ------------
         Total expenses                                          432,196       1,083,245         631,169
                                                            ------------    ------------    ------------
         Net investment income                                 2,687,293         338,304       8,428,266
                                                            ------------    ------------    ------------
Realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on security transactions          (2,294,459)    (10,698,368)       (830,316)
   Unrealized appreciation (depreciation) during the
      period                                                 (38,672,438)     (2,324,077)     (8,050,109)
                                                            ------------    ------------    ------------
         Net gain (loss) on investments                      (40,966,897)    (13,022,445)     (8,880,425)
                                                            ------------    ------------    ------------
         Net increase (decrease) in net
            assets from operations                          $(38,279,604)    (12,684,141)       (452,159)
                                                            ============    ============    ============

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                       Statements of Changes in Net Assets

               for the six months ended June 30, 2008 (unaudited)

                      and the year ended December 31, 2007

                                                        Growth Fund                Small Cap Fund          Tax-Exempt Bond Fund
                                               ---------------------------   -----------------------------------------------------
                                                 6/30/2008      12/31/2007    6/30/2008    12/31/2007     6/30/2008    12/31/2007
                                               ---------------------------------------------------------------------   -----------
Operations:
   Net investment income (loss)                $   2,687,293     5,170,839       338,304       (12,960)    8,428,266    14,886,778
   Net realized gain (loss) on investments        (2,294,459)      136,985   (10,698,368)   37,784,802      (830,316)   (1,013,835)
   Unrealized appreciation (depreciation)
      during the period                          (38,672,438)   10,512,841    (2,324,077)  (26,981,490)   (8,050,109)  (12,377,821)
                                               -------------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in net
            assets from operations               (38,279,604)   15,820,665   (12,684,141)   10,790,352      (452,159)    1,495,122
                                               -------------   -----------   -----------   -----------   -----------   -----------
Distributions to shareholders from:
   Net investment income                                  --    (5,154,945)           --            --    (8,411,258)  (14,920,314)
   Net realized gain on investments                       --            --            --   (35,634,818)           --            --
                                               -------------   -----------   -----------   -----------   -----------   -----------
         Total distributions to shareholders              --    (5,154,945)           --   (35,634,818)   (8,411,258)  (14,920,314)
                                               -------------   -----------   -----------   -----------   -----------   -----------
Capital share transactions:
   Proceeds from shares sold                      20,518,100    31,313,700    15,119,917    15,529,100    45,203,325    66,006,758
   Reinvestment of distributions from net
      investment income and gain                          --     5,154,945            --    35,634,818     8,411,249    14,920,313
   Payments for shares redeemed                  (10,761,108)   (7,656,170)  (35,822,565)  (30,178,531)  (17,882,324)  (13,851,638)
                                               -------------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) in net assets from
      capital shares transactions                  9,756,992    28,812,475   (20,702,648)   20,985,387    35,732,250    67,075,433
                                               -------------   -----------   -----------   -----------   -----------   -----------
         Total increase (decrease) in net
            assets                               (28,522,612)   39,478,195   (33,386,789)   (6,859,079)   26,868,833    53,650,241

Net assets:
   At the beginning of the period                330,991,168   291,512,973   246,987,001   253,846,080   337,395,019   283,744,778
                                               -------------   -----------   -----------   -----------   -----------   -----------

   At the end of the period                    $ 302,468,556   330,991,168   213,600,212   246,987,001   364,263,852   337,395,019
                                               =============   ===========   ===========   ===========   ===========   ===========

   Undistributed net investment income (loss)  $   2,744,534        57,241       338,304            --        12,829        (4,179)
                                               =============   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

(1)   Organization

      Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the Funds). The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

      The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The Fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the Fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the Fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund's policy to minimize realization of taxable gains.

      The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

      The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Funds are as follows:

      (a)   Investments in Securities

            Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

            Security transactions are accounted for on the trade date which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

      (b)   Federal Taxes

            The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

            Management has analyzed the Funds' tax positions taken on federal tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for the 2005, 2006, and 2007 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

            Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                                                        Long-term
                                             Tax-exempt                 Ordinary income                capital gain
                                    ---------------------------   ---------------------------   ---------------------------
                                        2007           2006           2007           2006           2007           2006
                                    ------------   ------------   ------------   ------------   ------------   ------------
            Growth Fund             $         --             --      5,154,945      3,964,912             --             --
            Small Cap Fund                    --             --      6,487,523      6,076,177     29,070,454     24,910,958
            Tax-Exempt Bond Fund      14,887,748     12,135,102         32,566         64,740             --             --

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

                                     Return of Capital
                                    -------------------
                                      2007       2006
                                    --------   --------
            Growth Fund             $     --         --
            Small Cap Fund            76,840         --
            Tax-Exempt Bond Fund          --         --

            As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

                                                                                       Tax-Exempt
                                                       Growth Fund   Small Cap Fund     Bond Fund
                                                      ------------   --------------   ------------
            Undistributed ordinary income             $  2,744,534          338,304        569,500
            Undistributed capital gain                          --               --             --
            Accumulated capital losses                  (8,563,669)     (10,767,777)    (2,352,504)
            Unrealized appreciation (depreciation)      98,013,343        7,814,445    (20,009,352)
                                                      ------------      -----------   ------------
               Total                                  $ 92,194,208       (2,615,028)   (21,792,356)
                                                      ============      ===========   ============

            On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                                            Tax-Exempt
                                             Growth Fund   Small Cap Fund    Bond Fund
                                             -----------   --------------   ----------
            Undistributed net income         $        --   $           --   $       --
            Accumulated net realized gains            --               --           --
            Additional paid-in capital                --               --           --

      (c)   Distributions to Shareholders

            Distributions to shareholders from net investment income, if any, are declared annually for the Growth and Small Cap Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

      (d)   Use of Estimates

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      (e)   Recent Accounting Pronouncements

            On September 20, 2006,  the  Financial  Accounting  Standards  Board
            (FASB) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value,

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

            and requires additional disclosures about fair value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Funds' financial statements is being evaluated.

            In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for mutual funds in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Tax positions of the Funds have been evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 did not have a material impact on the Funds.

(3)   Investment Security Transactions

      Cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the six months ended June 30, 2008, were as follows:

                                                     Purchases         Sales
                                                   -------------   -------------
      Growth Fund                                  $  27,956,878      15,263,634
      Small Cap Fund                                 137,740,948     153,254,065
      Tax-Exempt Bond Fund                            71,934,243      42,620,536

(4)   Capital Share Transactions

      Transactions in shares of each fund for the six months ended June 30, 2008 and year ended December 31, 2007 were as follows:

                                                   Growth Fund               Small Cap Fund           Tax-Exempt Bond Fund
                                             -----------------------   -------------------------   -------------------------
                                                2008         2007         2008          2007          2008          2007
                                             ----------   ----------   -----------   -----------   -----------   -----------
      Sold                                   $  713,793    1,013,940       962,609       784,046     4,760,820     6,665,005
      Issued for reinvested distributions            --      168,628            --     2,136,380       888,710     1,508,770
      Redeemed                                 (378,576)    (247,568)   (2,274,161)   (1,680,388)   (1,881,685)   (1,399,865)
                                             ----------   ----------   -----------   -----------   -----------   -----------

         Increase                            $  335,217      935,000    (1,311,552)    1,240,038     3,767,845     6,773,910
                                             ==========   ==========   ===========   ===========   ===========   ===========

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

(5)   Capital Loss Carry Over

      For federal income tax purposes, the Growth Fund and Tax-Exempt Bond Fund have capital loss carryovers of $6,061,423 and $1,522,088, respectively, at December 31, 2007, which, if not offset by subsequent capital gains, will expire as follows:

                                                                      Tax-Exempt
                                                        Growth Fund   Bond Fund
                                                        -----------   ----------
      Year of expiration:
         2010                                           $ 5,878,353           --
         2012                                                    --           --
         2013                                               183,070      508,252
         2014                                                    --           --
         2015                                                    --    1,013,836
                                                        -----------   ----------
           Total                                        $ 6,061,423    1,522,088
                                                        ===========   ==========

(6)   Expenses and Related-Party Transactions

      The Trust has a contract for investment advisory services with Clearwater Management Company (CMC). Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. On July 1, 2002 CMC voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 CMC made an additional voluntary fee reduction to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 CMC voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. Effective April 1, 2006 CMC voluntarily reduced the fees paid by the funds to 0.30%, 1.00%, and 0.41%, respectively. Effective April 1, 2007 CMC voluntarily reduced the fees paid by the funds to 0.28%, 0.97%, and 0.37%, respectively. These voluntary fee reductions may be discontinued at any time.

      CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. The sub advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The subadvisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets it manages and then decreasing to 0.80% of net assets in excess of $50 million. The subadvisory fee for the Clearwater Small Cap Fund, payable to Keeley Asset Management, is equal to an annual rate of 1.00% of the first $2 million in net assets it manages, decreasing to 0.85% on the next $8 million in net assets, and further decreasing to 0.70% of net assets in excess of $10 million. The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

(7)   Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

                                                                             Year ended December 31,
                                                  June 30,   -----------------------------------------------------
                 Growth Fund                        2008        2007       2006       2005       2004       2003
----------------------------------------------   ---------   ---------   --------   --------   --------   --------
Net asset value, beginning of year               $   30.57       29.47      26.03      24.93      22.66      17.70

Income from investment operations:
   Net investment income                              0.20        0.48       0.40       0.37       0.38       0.27
   Net realized and unrealized gain (loss)           (3.67)       1.10       3.44       1.10       2.24       4.95
                                                 ---------   ---------   --------   --------   --------   --------
         Total from investment operations            (3.47)       1.58       3.84       1.47       2.62       5.22
                                                 ---------   ---------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income                 --       (0.48)     (0.40)     (0.37)     (0.35)     (0.26)
   Distributions from net realized gains                --          --         --         --         --         --
                                                 ---------   ---------   --------   --------   --------   --------
         Total distributions                            --       (0.48)     (0.40)     (0.37)     (0.35)     (0.26)
                                                 ---------   ---------   --------   --------   --------   --------
Net asset value, end of year                     $   27.10       30.57      29.47      26.03      24.93      22.66
                                                 =========   =========   ========   ========   ========   ========
Total return (a)                                     (11.4)%       5.4%      14.8%       5.9%      11.5%      29.5%

Net assets, end of year (000s omitted)           $ 302,469     330,991    291,513    229,371    202,580    150,460

Ratio of expenses to average net assets (b)           0.14%       0.28%      0.31%      0.36%      0.37%      0.39%

Ratio of net investment income to average net
   assets (b)                                         0.87%       1.61%      1.56%      1.52%      1.62%      1.40%

Portfolio turnover rate (excluding short-term
   securities)                                        4.92%      17.99%      5.24%      5.80%      1.52%     13.64%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004, and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.23% for the six months ended June 30, 2008 and 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2007, 2006, 2005,
            2004, and 2003, respectively, and the ratio of net investment income to average daily net assets would have been 1.44%, 1.42%, 1.43%, 1.54%, and 1.34%, respectively.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

                                                                            Year ended December 31,
                                                  June 30,   -----------------------------------------------------
                Small Cap Fund                      2008        2007       2006       2005       2004       2003
----------------------------------------------   ---------   ---------   --------   --------   --------   --------
Net asset value, beginning of year               $   15.37       18.71      18.09      19.14      18.35      13.11

Income from investment operations:
   Net investment income (loss)                       0.03          --      (0.04)     (0.04)     (0.09)     (0.02)
   Net realized and unrealized gains (losses)        (0.97)       0.58       3.13       1.81       3.92       7.71
                                                 ---------   ---------   --------   --------   --------   --------
         Total from investment operations            (0.94)       0.58       3.09       1.77       3.83       7.69
                                                 ---------   ---------   --------   --------   --------   --------
Less distributions:
   Distributions from net investment income             --          --         --         --         --         --
   Distributions from net realized gains                --       (2.61)     (2.47)     (2.82)     (3.04)     (2.45)
                                                 ---------   ---------   --------   --------   --------   --------
         Total distributions                            --       (2.61)     (2.47)     (2.82)     (3.04)     (2.45)
                                                 ---------   ---------   --------   --------   --------   --------
Net asset value, end of year                     $   14.43       16.68      18.71      18.09      19.14      18.35
                                                 =========   =========   ========   ========   ========   ========
Total return (a)                                      (5.2)%       3.1%      17.1%       9.2%      20.9%      58.7%

Net assets, end of year (000s omitted)           $ 213,600     246,987    253,846    203,351    213,273    138,089

Ratio of expenses to average net
   assets (b) (c)                                     0.48%       0.98%      1.03%      1.14%      1.24%      1.33%

Ratio of net investment income (loss) to
   average net assets (b)                             0.15%         --%     (0.23)%    (0.19)%    (0.45)%    (0.12)%

Portfolio turnover rate (excluding short-term
   securities)                                       63.10%     115.19%     69.57%     73.65%     83.25%    100.82%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004, and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.68% for the six months ended June 30, 2008 and 1.35%, 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December 31, 2007, 2006, 2005,
            2004, and 2003, respectively, and the ratio of net investment income
            (loss) to average daily net assets would have been (0.37)%, (0.55)%, (0.40)%, (0.56)%, and (0.14)%, respectively.

      (c) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2008

                                                                            Year ended December 31,
                  Tax-Exempt                      June 30,   -----------------------------------------------------
                  Bond Fund                         2008        2007       2006       2005       2004       2003
----------------------------------------------   ---------   ---------   --------   --------   --------   --------
Net asset value, beginning of year               $    9.64       10.06      10.00      10.03      10.12      10.24

Income from investment operations:
   Net investment income                              0.22        0.46       0.43       0.48       0.50       0.53
   Net realized and unrealized gains                 (0.24)      (0.42)      0.06      (0.03)     (0.10)     (0.12)
                                                 ---------   ---------   --------   --------   --------   --------
         Total from investment operations            (0.02)       0.04       0.49       0.45       0.40       0.41
                                                 ---------   ---------   --------   --------   --------   --------
Less distributions:
   Distributions from net investment income          (0.22)      (0.46)     (0.43)     (0.48)     (0.49)     (0.53)
   Distributions from net realized gains                --          --         --         --         --         --
                                                 ---------   ---------   --------   --------   --------   --------
         Total distributions                         (0.22)      (0.46)     (0.43)     (0.48)     (0.49)     (0.53)
                                                 ---------   ---------   --------   --------   --------   --------
Net asset value, end of year                     $    9.40        9.64      10.06      10.00      10.03      10.12
                                                 =========   =========   ========   ========   ========   ========
Total return (a)                                      (0.2)%       0.6%       5.3%       4.6%       4.1%       4.1%

Net assets, end of year (000s omitted)           $ 364,264     337,395    283,745    225,476    188,677    134,481

Ratio of expenses to average net
   assets (b) (c)                                     0.19%       0.38%      0.42%      0.48%      0.51%      0.56%

Ratio of net investment income to average net
   assets (b)                                         2.47%       4.75%      4.66%      4.77%      4.84%      5.24%

Portfolio turnover rate (excluding short-term
   securities)                                       12.69%      27.58%     40.20%     41.39%     35.25%     39.84%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004, and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.30% for the six months ended June 30, 2008 and 0.60%, 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December 31, 2007, 2006, 2005,
            2004, and 2003, respectively, and the ratio of net investment income to average daily net assets would have been 4.53%, 4.48%, 4.65%, 4.75%, and 5.20%, respectively.

      (c) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                  Percent
   amount                                                                                                 Market            of
 or shares                                  Security                                     Cost            value (a)       net assets
-----------    -----------------------------------------------------------------    --------------    ---------------    -----------
Common stocks:
   Consumer discretionary:
      2,300    ABERCROMBIE + FITCH CO                                               $       50,218            144,164
      1,809    ACCO BRANDS CORP (b)                                                         16,591             20,315
      2,900    ADVANCE AUTO PARTS                                                          103,545            112,607
      6,950    AMAZON COM INC (b)                                                          247,060            509,644
     10,950    AMERICAN EAGLE OUTFITTERS INC                                               106,990            149,249
        900    AMERICAN GREETINGS CORP                                                      13,869             11,106
      1,700    AUTOLIV                                                                      69,331             79,254
      2,000    AUTOZONE INC (b)                                                            183,474            242,020
     19,831    AVIS BUDGET GROUP INC (b)                                                   223,271            165,985
      1,800    BARE ESCENTUALS INC (b)                                                      44,649             33,714
      5,475    BED BATH + BEYOND INC (b)                                                   181,359            153,848
      1,250    BELO CORP                                                                    14,941              9,138
      7,650    BEST BUY CO INC                                                             210,571            302,940
      1,400    BIG LOTS INC (b)                                                             15,477             43,736
      1,300    BLACK + DECKER CORPORATION                                                   44,208             74,763
      3,800    BORG WARNER INC                                                             107,106            168,644
      1,950    BRINKER INTL INC                                                             41,847             36,855
      8,300    BROCADE COMMUNICATIONS SYS INC (b)                                           52,215             68,392
      2,025    CABLEVISION SYS CORP                                                             --             45,765
      5,468    CARMAX INC (b)                                                               78,791             77,591
      7,500    CARNIVAL CORP                                                               362,469            247,200
        330    CAVCO INDS INC DEL (b)                                                          815             10,801
     14,443    CBS CORP CLASS B                                                            385,745            281,494
      6,600    CENTEX CORP                                                                  66,427             88,242
      9,875    CLEAR CHANNEL COMMUNICATIONS (b)                                            350,187            347,600
      1,600    CLEAR CHANNEL OUTDOOR HLDGS IN (b)                                           43,448             28,528
      9,200    COACH INC (b)                                                               107,172            265,696
     66,567    COMCAST CORP NEW                                                          1,201,630          1,262,776
      1,300    COPART INC (b)                                                               32,032             55,666
      8,600    COSTCO WHSL CORP NEW                                                        291,902            603,204
      7,800    D R HORTON INC                                                              104,715             84,630
      2,800    DARDEN RESTAURANTS INC                                                       65,099             89,432
     17,423    DIRECTV GROUP INC (b)                                                       258,330            451,430
      5,700    DISH NETWORK CORP (b)                                                       174,889            166,896
     41,460    DISNEY WALT CO                                                              926,637          1,293,552
      4,800    DOLBY LABORATORIES INC (b)                                                  104,393            193,440
      1,600    DOLLAR TREE INC (b)                                                          39,797             52,304
     11,900    EASTMAN KODAK CO                                                            245,443            171,717
      6,220    EXPEDIA INC DEL (b)                                                         124,528            114,324
      3,000    FOOT LOCKER INC                                                              40,394             37,350
     37,863    FORD MTR CO DEL (b)                                                         271,334            182,121
      7,700    FORTUNE BRANDS INC                                                          266,191            480,557
      3,800    GAMESTOP CORP NEW (b)                                                        15,311            153,520
      3,400    GANNETT INC                                                                  96,669             73,678
     14,300    GAP INC                                                                     234,156            238,381
      1,600    GARMIN LTD                                                                   72,406             68,544
      8,700    GENERAL MTRS CORP (b)                                                       169,911            100,050
      9,200    GENTEX CORP                                                                 131,306            132,848
      2,100    GETTY IMAGES INC (b)                                                         59,000             71,253
      4,200    GOODYEAR TIRE AND RUBBER (b)                                                114,093             74,886
      6,081    HANESBRANDS INC (b)                                                         171,664            165,038
     13,750    HARLEY DAVIDSON INC                                                          80,558            498,575
        300    HASBRO INC                                                                   10,721             10,721
      7,050    HEARST ARGYLE TELEVISION INC                                                169,510            135,360
      4,600    HERTZ GLOBAL HLDGS INC (b)                                                   46,429             44,160
     42,525    HOME DEPOT INC                                                               27,735            995,936
      6,300    INTERNATIONAL GAME TECHNOLOGY                                               225,778            157,374
      3,700    INTERPUBLIC GROUP COS INC (b)                                                33,467             31,820
      5,300    J C PENNEY  INC                                                             210,583            192,337

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                  Percent
   amount                                                                                                 Market            of
 or shares                                  Security                                     Cost            value (a)       net assets
-----------    -----------------------------------------------------------------    --------------    ---------------    -----------
Consumer discretionary (Cont'd):
     14,050    JOHNSON CTLS INC                                                            283,752            402,954
      1,200    KB HOME                                                                      31,938             20,316
     11,550    KOHLS CORP (b)                                                               92,211            462,462
        700    LAMAR ADVERTISING CO                                                         26,224             25,221
      1,100    LAS VEGASSANDS CORP (b)                                                      70,445             52,184
      1,300    LEAR CORP (b)                                                                21,307             18,434
      1,100    LEGGETT +PLATT INC                                                           23,652             18,447
     16,237    LIBERTY MEDIA CORP NEW (b)                                                  283,005            239,658
      3,331    LIBERTY MEDIA CORP NEW (b)                                                   34,332             47,966
     10,524    LIBERTY MEDIA CORP NEW (b)                                                  132,977            254,997
     10,290    LIMITED BRANDS INC                                                          118,493            173,387
     32,400    LOWES COSINC                                                                642,222            672,300
      6,200    MACYS INC                                                                   143,111            120,404
     16,985    MARRIOTT INTL INC NEW                                                        69,828            445,686
      8,700    MATTEL INC                                                                  164,712            148,944
     24,100    MCDONALDSCORP                                                               577,586          1,354,902
      7,290    MCGRAW HILL COS INC                                                         279,379            292,475
      2,900    MOHAWK INDS INC (b)                                                         216,361            185,890
      4,200    NEWELL RUBBERMAID INC                                                        97,738             70,518
     49,175    NEWS CORP                                                                   792,961            739,592
      7,000    NIKE INC                                                                    251,483            417,270
      8,300    NORDSTROMINC                                                                159,269            251,490
      5,400    NORTHWESTAIRLS CORP (b)                                                      48,247             35,964
      4,500    OFFICE DEPOT INC (b)                                                         65,209             49,230
      5,400    OMNICOM GROUP                                                               188,492            242,352
      2,500    PENN NATLGAMING INC (b)                                                      97,645             80,375
      1,300    PETSMART INC                                                                 33,146             25,935
      1,500    POLO RALPH LAUREN CORP                                                       31,320             94,170
        700    PRICELINECOM INC (b)                                                         92,103             80,822
      7,500    PULTE HOMES INC                                                              77,063             72,225
      3,000    REGAL ENTMT GROUP                                                            55,920             45,840
      2,300    ROSS STORES INC                                                              36,395             81,696
        400    ROYAL CARIBBEAN CRUISES LTD                                                   8,994              8,994
      2,600    RYLAND GROUP INC                                                             71,175             56,706
      1,000    SCHOLASTIC CORP (b)                                                          28,560             28,660
      2,300    SCRIPPS EW CO OH                                                             98,829             95,542
      1,227    SEARS HLDGS CORP (b)                                                         78,518             90,381
      1,300    SHERWIN WILLIAMS CO                                                          62,645             59,709
     33,700    SIRIUS SATELLITE RADIO INC (b)                                              115,086             64,704
      1,400    SNAP ON INC                                                                  52,729             72,814
      2,900    STANLEY WORKS                                                               129,263            130,007
     16,250    STAPLES INC                                                                 264,742            385,938
     12,350    STARBUCKSCORP (b)                                                           171,915            194,389
      5,010    STARWOOD HOTELS + RESORTS INC                                               224,617            200,751
     19,100    TARGET CORP                                                                 700,947            887,959
      3,000    TIFFANY +CO NEW                                                              86,618            122,250
     14,633    TIM HORTONS INC                                                             311,883            419,821
     84,400    TIME WARNER INC NEW                                                       1,154,156          1,249,120
      9,100    TJX COS INC NEW                                                             179,994            286,377
      5,500    TOLL BROSINC (b)                                                            124,557            103,015
        800    TRW AUTOMOTIVE HLDGS CORP (b)                                                18,216             14,776
      3,300    UNITED RENTALS INC (b)                                                       63,745             64,713
      3,227    URBAN OUTFITTERS INC (b)                                                     61,562            100,650
      2,300    V F CORP                                                                    135,032            163,714
     13,812    VIACOM INC NEW (b)                                                          563,670            421,818
      4,100    VIRGIN MEDIA INC                                                             70,268             55,801
      1,166    WABCO HLDGS INC                                                              40,995             54,172
     52,596    WAL MART STORES INC                                                       2,466,022          2,955,895
        100    WASHINGTON POST CO                                                           74,901             58,690
      6,633    WENDYS INTL INC                                                             164,257            180,550

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                  Percent
   amount                                                                                                 Market            of
 or shares                                  Security                                     Cost            value (a)       net assets
-----------    -----------------------------------------------------------------    --------------    ---------------    ----------
Consumer discretionary (Cont'd):
      3,600    WHIRLPOOLCORP                                                               155,800            222,228
      3,900    WILEY JOHN + SONS INC                                                       153,413            175,617
        900    WILLIAMS SONOMA INC                                                          27,716             17,856
      5,989    WYNDHAM WORLDWIDE CORP                                                       97,386            107,263
        300    WYNN RESORTS LTD                                                             24,410             24,410
     34,500    XM SATELLITE RADIO HLDGS INC (b)                                            385,700            270,480
     10,016    YUM BRANDS INC                                                              105,346            351,461
      2,400    ZALE CORPNEW (b)                                                             39,515             45,336
                                                                                    --------------    ---------------
                                                                                        22,890,082         29,069,841          9.61%
   Consumer staples:
     54,000    ALTRIA GROUP INC                                                            552,881          1,110,240
     15,642    ANHEUSER BUSCH COS INC                                                      725,943            971,681
     15,100    ARCHER DANIELS MIDLAND CO                                                   347,117            509,625
      9,362    AVON PRODS INC                                                              275,428            337,219
      3,000    BROWN FORMAN CORP                                                           160,797            226,710
      2,200    BUNGE LIMITED                                                               228,437            236,918
      6,200    CAMPBELL SOUP CO                                                            168,826            207,452
      1,800    CLOROX CO                                                                   100,640             93,960
     51,600    COCA COLACO                                                               1,933,308          2,682,168
     13,000    COCA COLAENTERPRISES INC                                                    277,718            224,900
     14,290    COLGATE PALMOLIVE CO                                                        786,549            987,439
      8,400    CONAGRA INC                                                                 191,907            161,952
        200    CORN PRODUCTS INTL INC                                                        9,825              9,825
     35,222    CVS CAREMARK CORP                                                           672,197          1,393,735
      1,200    DEAN FOODS CO NEW                                                            30,305             23,544
      5,773    DEL MONTEFOODS CO                                                            57,723             40,988
      2,500    DR PEPPERSNAPPLE GROUP INC (b)                                               52,488             52,488
      7,200    GENERAL MLS INC                                                             334,431            437,544
      1,600    HANSEN NAT CORP (b)                                                          61,969             46,112
      8,075    HEINZ H JCO                                                                 303,404            386,389
      2,000    HERSHEY CO / THE                                                             79,040             65,560
      4,900    HORMEL FOODS CORP                                                           159,050            169,589
      5,800    KELLOGG CO                                                                  268,705            278,516
     10,350    KIMBERLY CLARK CORP                                                         615,872            618,723
     36,538    KRAFT FOODS INC (b)                                                         555,197          1,039,506
     16,500    KROGER CO                                                                   302,529            476,355
      1,867    LAUDER ESTEE COS INC                                                         70,634             86,722
      4,100    LORILLARDINC (b)                                                            107,638            283,556
      2,800    MCCORMICK+ CO INC                                                            97,399             99,848
      3,200    MOLSON COORS BREWING CO                                                     125,165            173,856
      1,000    NBTY INC (b)                                                                 21,300             32,060
      3,700    PEPSI BOTTLING GROUP INC                                                    103,155            103,304
     39,426    PEPSICO INC                                                               1,763,905          2,507,099
     49,100    PHILIP MORRIS INTL ORD SHR                                                1,031,301          2,425,049
     72,139    PROCTER AND GAMBLE CO                                                     1,841,247          4,386,773
      9,819    SAFEWAY INC                                                                 212,761            280,332
     12,350    SARA LEE CORP                                                               200,173            151,288
      1,000    SMITHFIELD FOODS INC (b)                                                     26,940             19,880
      1,400    SMUCKER JM CO                                                                64,533             56,896
      4,606    SUPERVALUINC (b)                                                             89,569            142,279
     10,400    SYSCO CORP                                                                  201,494            286,104
      2,100    TERRA INDS INC                                                              102,659            103,635
      9,527    TYSON FOODS INC (DEL)                                                       111,286            142,333
      3,500    UST INC                                                                     113,954            191,135
     27,350    WALGREEN CO                                                                 324,378            889,149
      2,800    WHOLE FOODS MKT INC                                                          73,847             66,332
      6,213    WRIGLEY WM JR CO                                                            215,561            483,247
                                                                                    --------------    ---------------
                                                                                        16,151,181         25,700,015          8.50%

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                  Percent
   amount                                                                                                 Market             of
 or shares                                  Security                                     Cost            value (a)       net assets
-----------    -----------------------------------------------------------------    --------------    ---------------    ----------
   Energy:
      9,846    ANADARKO PETE CORP                                                          402,657            736,875
      9,134    APACHE CORP                                                                 389,377          1,269,626
      6,800    BAKER HUGHES INC                                                            413,255            593,912
     12,500    BJ SVCS CO                                                                  297,345            399,250
      4,617    BP PLC (d)                                                                  111,533            321,205
      1,100    CABOT OIL+ GAS CORP                                                          70,527             74,503
      2,700    CAMERON INTL CORP (b)                                                       146,300            149,445
     16,686    CHESAPEAKE ENERGY CORP                                                      404,571          1,100,609
     47,495    CHEVRON CORP                                                              2,344,711          4,708,179
        800    CIMAREX ENERGY CO                                                            54,252             55,736
     37,243    CONOCOPHILLIPS                                                            1,346,147          3,515,367
        700    CONTINENTAL RES INC OK (b)                                                   46,778             48,524
      4,300    DENBURY RES INC (b)                                                         154,105            156,950
      9,523    DEVON ENERGY CORPORATION NEW                                                459,457          1,144,284
        600    DIAMOND OFFSHORE DRILLING INC                                                83,493             83,493
      4,100    DRESSER RAND GROUP INC (b)                                                  134,747            160,310
     13,900    EL PASO CORP                                                                103,337            302,186
      1,200    ENCORE AQUISITION CO (b)                                                     85,206             90,228
      4,554    ENSCO INTL INC                                                              193,114            367,690
      8,100    EOG RESOURCES INC                                                            77,020          1,062,720
      1,500    EQUITABLERES INC                                                            102,829            103,590
    121,933    EXXON MOBIL CORP                                                          5,378,643         10,745,955
      2,000    FMC TECHNOLOGIES INC (b)                                                    109,510            153,860
        900    FOREST OIL CORP (b)                                                          63,743             67,050
      2,000    GLOBAL INDUSTRIES INC (b)                                                    36,090             35,860
     20,158    HALLIBURTON CO                                                              464,616          1,069,785
      1,100    HELIX ENERGY SOLUTIONS GROUP (b)                                             44,633             45,804
      6,200    HELMERICHAND PAYNE INC                                                       82,265            446,524
      1,700    HERCULES OFFSHORE INC (b)                                                    60,784             64,634
      5,900    HESS CORP                                                                   446,457            744,521
     16,686    MARATHON OIL CORP                                                           565,977            865,503
      3,100    MURPHY OIL CORP                                                              88,560            303,955
      5,400    NABORS INDUSTRIES LTD (b)                                                   164,133            265,842
     11,822    NATIONAL OILWELL VARCO INC (b)                                              334,898          1,048,848
      5,142    NEWFIELD EXPL CO (b)                                                        222,527            335,516
      6,000    NOBLE CORPORATION                                                           295,985            389,760
      5,800    NOBLE ENERGY INC                                                             74,136            583,248
     22,714    OCCIDENTAL PETE CORP                                                        213,093          2,041,080
      4,600    OCEANEERING INTL INC (b)                                                    235,451            354,430
        900    OIL STATES INTL INC (b)                                                      54,464             57,096
      7,700    PATTERSONUTI ENERGY INC                                                     157,042            277,508
      3,200    PIONEER NAT RES CO                                                           48,507            250,496
      1,500    PLAINS EXPL + PRODTN CO (b)                                                 107,648            109,455
      5,600    PRIDE INTERNATIONAL INC (b)                                                 188,739            264,824
      5,810    QUICKSILVER RES INC (b)                                                     119,305            224,498
      2,500    RANGE RESCORP                                                               171,526            163,850
      1,100    ROWAN COSINC                                                                 50,419             51,425
      1,600    SANDRIDGEENERGY INC (b)                                                     101,704            103,328
     25,700    SCHLUMBERGER LTD                                                          1,510,139          2,760,951
      3,200    SMITH INTL INC                                                              119,259            266,048
      9,300    SUNOCO INC                                                                  104,859            378,417
      4,700    SUPERIOR ENERGY SVCS INC (b)                                                169,835            259,158
      1,800    TESORO CORP                                                                  42,248             35,586
      1,700    TETRA TECHNOLOGIES INC DEL (b)                                               40,435             40,307
      2,300    TIDEWATERINC                                                                118,715            149,569
      7,177    TRANSOCEAN INC (b)                                                          398,212          1,093,703
     11,444    VALERO ENERGY CORP                                                          242,958            471,264
     13,000    WEATHERFORD INTERNATIONAL LTD (b)                                           443,795            644,670
        800    WHITING PETE CORP NEW (b)                                                    80,612             84,864
     10,660    WILLIAMS COS INC                                                            156,697            429,705

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                  Market            of
 or shares                               Security                                        Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Energy (Cont'd):
       9,847   XTO ENERGY INC                                                              222,535            674,618
                                                                                    --------------    ---------------
                                                                                        20,951,903         44,798,195         14.81%
   Financials:
       8,600   ACE LTD                                                                     530,926            473,774
      13,050   AFLAC INC                                                                   476,902            819,540
       7,800   ALLIED CAP CORP NEW                                                         169,385            108,342
      12,300   ALLSTATE CORP                                                               547,785            560,757
       7,800   AMB PPTY CORP                                                               252,318            392,964
      21,333   AMERICAN EXPRESS CO                                                         815,984            803,614
      50,785   AMERICAN INTL GROUP INC                                                   1,276,101          1,343,771
       2,700   AMERICREDIT CORP (b)                                                         31,865             23,274
       7,391   AMERIPRISE FINL INC                                                         288,205            300,592
      14,400   ANNALY CAPITAL MANAGEMENT INC                                               233,405            223,344
       4,800   AON CORP                                                                     95,152            220,512
       2,329   APARTMENTINVT + MGMT CO                                                      79,388             79,326
       4,100   ASSOCIATED BANC CORP                                                        116,092             79,089
       1,800   ASSURANT INC                                                                119,588            118,728
       9,900   ASTORIA FINL CORP                                                            87,763            198,792
       1,100   AVALONBAYCMNTYS INC                                                         105,375             98,076
       5,100   AXIS CAPITAL HOLDINGS LTD                                                   187,376            152,031
       3,400   BANCORPSOUTH INC                                                             62,679             59,466
     100,983   BANK AMERCORP                                                             3,451,093          2,410,464
      25,701   BANK NEW YORK MELLON CORP                                                   819,444            972,269
      12,658   BB+T CORP                                                                   372,058            288,223
       6,000   BERKLEY WR CORP                                                             187,143            144,960
       2,000   BLACKROCKINC                                                                383,898            354,000
       1,588   BOSTON PPTYS INC                                                            154,233            143,269
       4,800   BRANDYWINE RLTY TR                                                           77,256             75,648
       3,080   BROADRIDGE FINL SOLUTIONS INC                                                52,817             64,834
       6,847   CAPITAL ONE FINL CORP                                                       274,221            260,254
       3,700   CAPITALSOURCE INC                                                            41,422             40,996
       3,700   CB RICHARD ELLIS GROUP INC (b)                                               84,241             71,040
      10,500   CHUBB CORP                                                                  463,686            514,605
       3,156   CINCINNATI FINL CORP                                                        121,219             80,162
       1,100   CIT GROUPINC NEW                                                             17,463              7,491
     122,914   CITIGROUPINC                                                              2,572,809          2,060,039
       1,100   CME GROUPINC (b)                                                            459,739            421,509
       4,600   COMERICA INC                                                                233,547            117,898
      60,229   COUNTRYWIDE FINL CORP                                                       372,570            255,973
       1,500   DIGITAL RLTY TR INC                                                          60,188             61,365
       9,887   DISCOVER FINL SVCS                                                          148,722            130,212
       2,500   DUKE RLTYCORP                                                                66,038             56,125
      15,500   E TRADE FINL CORP (b)                                                        56,033             48,670
       1,300   EAST WESTBANCORP INC                                                         18,831              9,178
       5,416   EQUITY RESIDENTIAL                                                          174,162            207,270
       6,000   ERIE INDTY CO                                                               310,838            276,900
         800   EVEREST REINSURANCE GROUP LTD                                                82,500             63,768
      17,950   FEDERAL HOME LN MTG CORP                                                     54,545            294,380
      21,654   FEDERAL NATL MTG ASSN                                                       824,335            422,470
       4,281   FIDELITY NATL FINL INC                                                       72,081             53,941
       4,742   FIDELITY NATL INFORMATION SVC                                               173,614            175,027
       6,500   FIFTH THIRD BANCORP                                                         190,641             66,170
         500   FIRST CTZNS BANCSHARES INC N C                                               73,012             69,745
      20,646   FIRST HORIZON NATL CORP (b)                                                 308,967            153,400
       1,200   FOREST CITY ENTERPRISES INC                                                  54,504             38,664
         829   FORESTAR REAL ESTATE GROUP INC (b)                                           20,649             15,792
       6,659   FRANKLIN RES INC                                                            122,293            610,297
       6,200   FULTON FINL CORP PA                                                          66,868             62,310
      13,609   GENERAL GROWTH PPTYS INC                                                    153,671            476,723
       8,000   GENWORTH FINL INC                                                           182,029            142,480

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                  Market            of
 or shares                               Security                                        Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Financials (Cont'd):
       9,226   GOLDMAN SACHS GROUP INC                                                   1,207,732          1,613,627
           1   GUARANTY FINL GROUP INC (b)                                                       7                  5
       1,200   HANOVER INS GROUP INC                                                        51,342             51,000
       6,500   HARTFORD FINANCIAL SVCS GRP                                                 417,493            419,705
      14,300   HCP INC                                                                     238,638            454,883
      13,067   HOST HOTELS + RESORTS INC                                                   238,041            178,365
       6,400   HRPT PPTYS TR                                                                57,603             43,328
      10,500   HUDSON CITY BANCORP INC                                                     166,268            175,140
       8,300   HUNTINGTON BANCSHARES INC                                                    77,106             47,891
       1,900   INTERCONTINENTALEXCHANGE INC (b)                                            304,918            216,600
       6,300   INVESCO LTD                                                                 169,355            151,074
      22,911   ISTAR FINL INC                                                              357,169            302,654
       4,400   JANUS CAPGROUP INC                                                           64,273            116,468
      79,040   JPMORGAN CHASE + CO                                                       2,486,022          2,711,862
      15,200   KEYCORP NEW                                                                 300,120            166,896
       5,301   KIMCO RLTY CORP                                                             180,005            182,991
       1,752   LEGG MASON INC                                                              132,257             76,335
      10,000   LEHMAN BROTHERS HLDGS INC                                                   345,763            198,100
       3,500   LEUCADIA NATL CORP                                                          126,468            164,290
       6,948   LINCOLN NATL CORP IN                                                        251,421            314,883
       8,700   LOEWS CORP                                                                  163,240            408,030
       1,060   M + T BK CORP                                                                90,056             74,772
       5,400   MACK CA RLTY CORP                                                           169,534            184,518
       8,582   MANULIFE FINL CORP                                                          121,985            297,881
      11,478   MARSH + MCLENNAN COS INC                                                    302,955            304,741
       4,699   MARSHALL + ILSLEY CORP NEW                                                   98,962             72,036
      20,553   MERRILL LYNCH + CO INC                                                      928,442            651,736
       9,300   METLIFE INC                                                                 403,296            490,761
       3,000   MF GLOBALLTD (B)                                                             34,695             18,930
       4,400   MOODYS CORP                                                                 173,138            151,536
      24,060   MORGAN STANLEY                                                            1,001,176            867,844
       4,500   NASDAQ OMX GROUP INC (b)                                                    139,568            119,475
       1,200   NATIONWIDE FINL SVCS INC                                                     49,923             57,612
       1,500   NATIONWIDE HEALTH PPTYS INC                                                  48,338             47,235
       3,249   NEW YORK CMNTY BANCORP INC                                                   60,019             57,962
       4,002   NORTHERN TRUST CORP                                                         199,504            274,417
         800   NYMEX HLDGS INC                                                              73,484             67,584
       5,700   NYSE EURONEXT                                                               430,399            288,762
      11,825   OLD REP INTL CORP                                                           232,156            140,008
       4,100   ONEBEACONINSURANCE GROUP LTD                                                 90,672             72,037
      15,523   PEOPLES UTD FINL INC                                                        218,427            242,159
         400   PHILADELPHIA CONS HLDG CORP (b)                                              13,594             13,594
         255   PIPER JAFFRAY COS (b)                                                         7,794              7,479
       3,485   PLUM CREEK TIMBER CO INC                                                     79,081            148,844
       7,225   PNC FINL SVCS GROUP INC                                                     415,080            412,548
      20,300   POPULAR INC                                                                 201,478            133,777
      11,300   PRICE T ROWE GROUP INC                                                       74,034            638,111
       3,950   PRINCIPALFINANCIAL GROUP                                                    161,061            165,782
      18,348   PROGRESSIVE CORP OHIO                                                       320,780            343,475
       5,472   PROLOGIS                                                                    247,765            297,403
       8,800   PRUDENTIAL FINL INC                                                         361,041            525,712
       2,991   PUBLIC STORAGE                                                              238,179            241,643
       2,825   RAYMOND JAMES FINANCIAL INC                                                  70,271             74,552
       2,700   REALTY INCOME CORP                                                           68,166             61,452
       5,099   REGIONS FINL CORP NEW                                                       109,636             55,630
       2,200   SAFECO CORP                                                                 103,163            147,752
      25,700   SCHWAB CHARLES CORP                                                         229,436            527,878
       5,126   SIMON PPTY GROUP INC NEW                                                    352,978            460,776
         700   SL GREEN RLTY CORP                                                           62,332             57,904
       8,900   SLM CORP (b)                                                                206,478            172,215

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                  Market            of
 or shares                               Security                                        Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Financials (Cont'd):
       8,410   SOVEREIGNBANCORP INC (b)                                                     81,914             61,898
       1,700   ST JOE CO (b)                                                                56,409             58,344
      11,735   STATE STREET CORPORATION                                                    588,179            750,923
       6,534   SUNTRUST BKS INC                                                            402,406            236,661
       9,000   SYNOVUS FINL CORP                                                            99,692             78,570
      22,300   TCF FINANCIAL CORP                                                          192,994            268,269
       7,566   TD AMERITRADE HLDG CORP                                                     121,495            136,869
       2,600   TORCHMARKINC                                                                124,633            152,490
       2,570   TORONTO DOMINION BK ONT                                                     155,375            160,034
       1,100   TRANSATLANTIC HLDGS INC                                                      71,062             62,117
      16,188   TRAVELERSCOS INC                                                            607,690            702,559
       4,000   UNITRIN INC                                                                 101,606            110,280
       8,900   UNUM GROUP                                                                  167,076            182,005
      37,585   US BANCORP DEL                                                              920,971          1,048,246
       5,346   VALLEY NATL BANCORP                                                          95,566             84,306
       2,900   VENTAS INC                                                                  129,094            123,453
       9,700   VISA INC                                                                    809,898            788,707
       2,645   VORNADO RLTY TR                                                             218,703            232,760
      46,114   WACHOVIA CORP 2ND NEW                                                     1,367,251            716,150
       8,288   WASHINGTON MUT INC                                                          117,861             40,860
      77,453   WELLS FARGO + CO NEW                                                      1,074,511          1,839,509
      26,044   WESTERN UN CO                                                                79,377            643,808
       2,800   WHITNEY HLDG CORP                                                            53,158             51,240
       7,225   XL CAPITAL LTD                                                               92,119            148,546
       3,500   ZIONS BANCORP                                                               167,964            110,215
                                                                                    --------------    ---------------
                                                                                        42,250,973         43,525,992         14.39%
   Healthcare:
      33,468   ABBOTT LABS                                                               1,284,756          1,772,800
      18,700   AETNA INC                                                                   150,797            757,911
       7,286   ALLERGAN INC                                                                331,496            379,236
       4,000   AMERISOURCEBERGEN CORP                                                      121,747            159,960
      25,150   AMGEN INC (b)                                                               102,792          1,186,074
       2,700   AMYLIN PHARMACEUTICALS INC (b)                                               82,493             68,553
       2,200   APPLIED BIOSYSTEMS INC                                                       52,119             73,656
       1,300   BARD C R INC                                                                 78,455            114,335
       4,800   BARR PHARMACEUTICALS INC (b)                                                241,320            216,384
      16,400   BAXTER INTL INC                                                             552,611          1,048,616
       6,500   BECTON DICKINSON + CO                                                       417,630            528,450
      10,850   BIOGEN IDEC INC (b)                                                         146,705            606,407
       2,300   BIOMARIN PHARMACEUTICAL INC (b)                                              67,195             66,654
      27,350   BOSTON SCIENTIFIC CORP (b)                                                  362,301            336,132
      42,300   BRISTOL MYERS SQUIBB CO                                                   1,048,308            868,419
       7,335   CARDINAL HEALTH INC                                                         403,937            378,339
       9,336   CELGENE CORP (b)                                                            254,961            596,290
       1,200   CEPHALON INC (b)                                                             78,269             80,028
         200   CHARLES RIV LABORATORIES INTL (b)                                            12,787             12,787
       6,600   CIGNA CORP                                                                  107,215            233,574
       1,400   COVANCE INC (b)                                                              82,457            120,428
       2,546   COVENTRY HEALTH CARE INC (b)                                                100,005             77,449
      12,425   COVIDIEN LTD                                                                452,824            595,033
       3,225   DAVITA INC (b)                                                              123,269            171,344
       1,200   ENDO PHARMACEUTICALS HLDGS (b)                                               30,942             29,028
       5,400   EXPRESS SCRIPTS INC (b)                                                     130,689            338,688
       7,250   FOREST LABS INC (b)                                                         275,795            251,865
      10,300   GENENTECHINC (b)                                                            570,900            781,770
       5,300   GENZYME CORP (b)                                                            290,248            381,706
      22,560   GILEAD SCIENCES INC (b)                                                     554,355          1,194,552
       3,152   GLAXOSMITHKLINE PLC (d)                                                      76,079            139,381
      10,600   HEALTH MGMT ASSOC                                                            68,741             69,006
       2,450   HEALTH NET INC (b)                                                           64,669             58,947

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                 Market             of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Healthcare (Cont'd):
       1,300   HILL ROM HLDGS                                                               38,228             35,074
       1,300   HILLENBRAND INC                                                              32,934             27,820
       6,000   HLTH CORP (b)                                                                58,236             67,920
       8,108   HOLOGIC INC (b)                                                             180,379            176,754
       6,805   HOSPIRA INC (b)                                                             247,485            272,949
       3,900   HUMANA INC (b)                                                               39,107            155,103
       1,300   ILLUMINA INC (b)                                                            110,364            113,243
       1,300   IMCLONE SYS INC (b)                                                          38,989             52,598
       4,400   IMS HEALTH INC                                                              108,416            102,520
         800   INTUITIVESURGICAL INC (b)                                                   199,170            215,520
       1,800   INVERNESSMED INNOVATIONS INC (b)                                             57,627             59,706
       5,000   INVITROGEN CORP (b)                                                         164,832            196,300
      64,379   JOHNSON +JOHNSON                                                          2,265,856          4,142,145
       1,931   KINETIC CONCEPTS INC (b)                                                     71,019             77,066
       9,700   KING PHARMACEUTICALS INC (b)                                                103,405            101,559
       3,400   LABORATORY CORP AMER HLDGS (b)                                               99,252            236,742
      21,794   LILLY ELI+ CO                                                               954,591          1,006,011
       1,950   LINCARE HLDGS INC (b)                                                        58,492             55,380
       6,300   MCKESSON CORP                                                               258,943            352,233
      10,756   MEDCO HEALTH SOLUTIONS INC (b)                                              182,933            507,683
      27,050   MEDTRONICINC                                                                100,935          1,399,838
      48,686   MERCK + CO INC                                                            1,656,725          1,834,975
         953   MILLIPORECORP (b)                                                            60,735             64,671
       6,800   MYLAN INC (b)                                                                81,695             82,076
       2,600   PATTERSONCOS INC (b)                                                         87,927             76,414
       1,900   PDL BIOPHARMA INC                                                            30,868             20,178
       1,800   PERRIGO CO                                                                   59,715             57,186
     154,275   PFIZER INC                                                                1,268,988          2,695,184
       1,400   PHARMACEUTICAL PROD DEV INC                                                  32,993             60,060
       2,250   QUEST DIAGNOSTICS INC                                                        73,169            109,058
      36,403   SCHERING PLOUGH CORP                                                        688,609            716,775
       3,074   SEPRACOR INC (b)                                                             81,275             61,234
      12,600   SERVICE CORP INTL                                                            90,438            124,236
       7,039   ST JUDE MED INC (b)                                                         200,879            287,754
      12,100   STRYKER CORP                                                                 46,698            760,848
      12,900   TENET HEALTHCARE CORP                                                        56,567             71,724
       2,157   TEVA PHARMACEUTICAL INDS LTD (d)                                             40,824             98,791
      28,158   UNITEDHEALTH GROUP INC                                                      691,033            739,148
         600   UNIVERSALHEALTH SVCS INC                                                     27,330             37,932
       5,800   VARIAN MED SYS INC (b)                                                      213,788            300,730
       2,400   VCA ANTECH INC (b)                                                           71,120             66,672
       3,300   VERTEX PHARMACEUTICALS INC (b)                                               84,680            110,451
       2,175   WATSON PHARMACEUTICALS INC (b)                                               50,706             59,095
       1,400   WELLCARE HEALTH PLANS INC (b)                                                49,539             50,610
      11,849   WELLPOINTINC (b)                                                            511,001            564,723
      29,967   WYETH                                                                     1,252,227          1,437,217
       7,074   ZIMMER HOLDINGS INC (b)                                                     458,647            481,386
                                                                                    --------------    ---------------
                                                                                        22,058,230         34,017,094         11.25%
   Industrials:
      17,050   3M CO                                                                     1,234,915          1,186,510
       4,210   AGCO CORP (b)                                                               174,615            220,646
       1,000   ALLIANCE DATA SYSTEMS CORP (b)                                               56,945             56,550
         100   ALLIANT TECHSYSTEMS INC (b)                                                  10,170             10,170
       4,550   ALLIED WASTE INDUSTRIES INC (b)                                              47,124             57,421
       6,200   AMR CORP DEL (b)                                                             52,778             31,744
       2,600   APOLLO GROUP INC (b)                                                        159,671            115,076
       1,700   AVERY DENNISON CORP                                                          90,518             74,681
       2,000   BE AEROSPACE INC (b)                                                         58,542             46,580
       6,200   BLOCK H +R INC                                                               58,017            132,680
      18,700   BOEING CO                                                                   442,349          1,228,964

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                 Market             of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Industrials (Cont'd):
       1,300   BUCYRUS INTL INC NEW                                                         96,402             94,926
       7,947   BURLINGTON NORTHN SANTA FE                                                  362,943            793,826
       1,400   C H ROBINSON WORLDWIDE INC                                                   80,353             76,776
       1,600   CAREER EDCORP (b)                                                            26,824             23,376
       1,400   CARLISLE COS INC                                                             47,448             40,600
      13,904   CATERPILLAR INC                                                             528,647          1,026,393
       3,700   CINTAS CORP                                                                 122,389             98,087
       5,400   CON WAY INC                                                                 151,343            255,204
       4,300   CONTINENTAL AIRLS INC (b)                                                   102,190             43,473
       3,900   CONVERGYSCORP (b)                                                            69,089             57,954
       2,800   COOPER INDUSTRIES LTD                                                       127,796            110,600
       1,200   COPA HOLDINGS S A                                                            46,086             33,792
       3,200   COVANTA HLDG CORP (b)                                                        84,848             85,408
       8,648   CRANE CO                                                                    145,825            333,207
      10,200   CSX CORP                                                                    107,400            640,662
       6,000   CUMMINS INC                                                                 184,025            393,120
       4,200   DANAHER CORP                                                                206,210            324,660
       9,900   DEERE + CO                                                                  379,732            714,087
       5,100   DELTA AIRLINES INC DE (b)                                                    39,236             29,070
       1,000   DEVRY INCDEL                                                                 19,142             53,620
       4,593   DISCOVERYHLDG CO (b)                                                         63,123            100,862
      15,100   DOMTAR CORP (b)                                                             120,272             82,295
       1,600   DONALDSONCO INC                                                              63,715             71,424
       6,900   DONNELLEYR R + SONS CO                                                      207,199            204,861
       5,925   DOVER CORP                                                                  251,755            286,592
         500   DRS TECHNOLOGIES INC                                                         39,368             39,368
       4,887   DUN + BRADSTREET CORP DEL NEW                                               121,458            428,297
       3,100   EATON CORP                                                                  112,467            263,407
      19,700   EMERSON ELEC CO                                                             559,227            974,165
       1,397   ENERGIZERHLDGS INC (b)                                                       87,823            102,107
         300   EQUIFAX INC                                                                  10,091             10,091
       3,600   EXPEDITORS INTL WA INC                                                      151,918            154,800
       2,800   FASTENAL CO                                                                 109,422            120,848
      10,653   FEDEX CORP                                                                  211,517            839,350
      10,250   FISERV INC (b)                                                               92,440            465,043
       1,300   FLOWSERVECORP                                                               119,620            177,710
       3,675   FLUOR CORP NEW                                                               96,907            683,844
       2,800   FOSTER WHEELER LTD                                                          172,525            204,820
         700   FTI CONSULTING INC (b)                                                       47,352             47,922
         900   GARDNER DENVER INC (b)                                                       50,054             51,120
       1,400   GATX CORPORATION                                                             24,276             62,062
       8,300   GENERAL DYNAMICS CORP                                                       447,055            698,860
     229,200   GENERAL ELEC CO                                                           5,471,935          6,117,348
       1,000   GENERALE CABLE CORP (b)                                                      71,390             60,850
       5,050   GENUINE PARTS CO                                                            153,969            200,384
       3,700   GOODRICH CORP                                                               111,298            175,602
       4,100   GRACO INC                                                                   162,258            156,087
       1,700   GRAINGER W W INC                                                             74,317            139,060
       2,200   HARSCO CORP                                                                  59,517            119,702
         300   HEWITT ASSOCS INC (b)                                                        11,504             11,504
      15,400   HONEYWELLINTL INC                                                           425,383            774,312
       2,400   HUBBELL INC                                                                 102,187             95,688
       2,100   HUNT J B TRANS SVCS INC                                                      40,530             69,888
         300   IDEX CORP                                                                    11,057             11,057
      11,924   ILLINOIS TOOL WKS INC                                                       497,186            566,509
       6,420   INGERSOLLRAND COMPANY LIMITED                                               283,239            240,301
         400   IRON MTN INC PA (b)                                                          10,626             10,626
       3,600   ITT CORP NEW                                                                168,296            227,988
       1,300   ITT EDL SVCS INC (b)                                                         52,038            107,419
       5,468   JACOBS ENGR GROUP INC (b)                                                   167,658            441,268

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                 Market             of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Industrials (Cont'd):
       2,438   JOY GLOBAL INC                                                              119,628            184,874
       1,800   KBR INC                                                                      62,865             62,865
         300   KENNAMETAL INC                                                                9,770              9,770
       2,700   L 3 COMMUNICATIONS HLDG CORP                                                176,123            245,349
       1,200   LANDSTAR SYS INC                                                             38,351             66,264
         400   LINCOLN ELEC HLDGS INC                                                       31,486             31,486
       8,700   LOCKHEED MARTIN CORP                                                        466,468            858,342
       2,600   MANITOWOCINC                                                                107,595             84,578
       1,475   MANPOWER INC WIS                                                             66,373             85,904
       8,800   MASCO CORP                                                                  173,216            138,424
       1,800   MASTERCARD INC                                                              193,005            477,936
       4,400   MCDERMOTTINTL INC (b)                                                       194,146            272,316
       2,300   MONSTER WORLDWIDE INC (b)                                                    63,908             47,403
      11,060   NORFOLK SOUTHN CORP                                                         379,107            693,130
       6,292   NORTHROP GRUMMAN CORP                                                       346,071            420,935
       1,400   OSHKOSH CORP                                                                 55,203             28,966
       1,700   OVERSEAS SHIPHOLDING GROUP INC                                              109,761            135,184
       8,000   OWENS CORNING NEW (b)                                                       183,010            182,000
      10,489   PACCAR INC                                                                  186,765            438,755
       2,200   PALL CORP                                                                    55,214             87,296
       3,950   PARKER HANNIFIN CORP                                                        212,565            281,714
       2,200   PENTAIR INC                                                                  72,761             77,044
       1,497   PHH CORP (b)                                                                 10,184             22,979
      10,200   PITNEY BOWES INC                                                            328,150            347,820
       4,000   PRECISIONCASTPARTS CORP                                                      45,286            385,480
       1,200   QUANTA SERVICES INC (b)                                                      39,942             39,942
       9,400   RAYTHEON CO                                                                 370,624            529,032
         100   RELIANCE STL + ALUM CO                                                        7,711              7,711
       6,975   REPUBLIC SVCS INC                                                           125,531            207,158
       4,400   REYNOLDS AMERN INC                                                          123,818            205,348
       3,300   ROBERT HALF INTL INC                                                         85,171             79,101
       7,250   ROCKWELL AUTOMATION INC                                                     102,173            317,043
       3,614   ROCKWELL COLLINS INC                                                        131,769            173,327
         100   RYDER SYSINC                                                                  6,890              6,890
       2,100   SHAW GROUP INC (b)                                                          109,854            129,759
       2,400   SKYWEST INC                                                                  26,040             30,360
      11,575   SOUTHWESTAIRLS CO                                                           152,934            150,938
       1,300   SPIRIT AEROSYSTEMS HLDGS INC (b)                                             24,954             24,954
       1,400   SPX CORP                                                                     92,591            184,422
       1,200   STERICYCLE INC (b)                                                           54,248             62,040
       3,500   SUNPOWER CORP (b)                                                           232,882            251,930
         500   TELEFLEX INC                                                                 22,515             27,795
       2,100   TEREX CORP NEW                                                              114,143            107,877
       4,350   TEXTRON INC                                                                 118,864            208,496
         400   THOMAS + BETTS CORP                                                          15,146             15,146
       4,355   TOTAL SYSSVCS INC                                                           128,271             96,768
       1,500   TRINITY INDS INC                                                             41,498             52,035
       6,125   TYCO ELECTRONICS LTD                                                        138,515            219,398
      11,325   TYCO INTERNATIONAL LTD BERMUDA                                              377,850            453,453
      11,400   UNION PACCORP                                                               436,933            860,700
      13,500   UNITED PARCEL SVC INC                                                       965,986            829,845
      23,250   UNITED TECHNOLOGIES CORP                                                  1,021,959          1,434,525
       1,400   USG CORP (b)                                                                 53,207             41,398
       2,500   WALTER INDS INC                                                              67,588            271,925
      10,950   WASTE MGMT INC DEL                                                          214,223            412,925
         600   WEIGHT WATCHERS INTL INC NEW                                                 23,424             21,366
       3,000   YRC WORLDWIDE INC (b)                                                        51,195             44,610
                                                                                    --------------    ---------------
                                                                                        25,512,987         37,150,327         12.28%

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                  Market            of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
   Information technology:
      13,200   ACCENTURELTD BERMUDA                                                        511,648            537,504
       6,300   ACTIVISION BLIZZARD INC (b)                                                 111,241            214,641
      15,624   ADOBE SYSINC (b)                                                            374,459            615,429
       9,000   ADVANCED MICRO DEVICES INC (b)                                               58,005             52,470
       1,500   AFFILIATED COMPUTER SVCS INC (b)                                             70,406             80,235
      10,400   AGILENT TECHNOLOGIES INC (b)                                                250,955            369,616
       4,242   AKAMAI TECHNOLOGIES INC (b)                                                 133,995            147,579
       6,400   ALTERA CORP                                                                 120,963            132,480
       3,100   AMDOCS LTD (b)                                                              101,572             91,202
       4,000   AMPHENOL CORP NEW                                                           168,180            179,520
      11,100   ANALOG DEVICES INC                                                           99,557            352,647
      20,100   APPLE INC (b)                                                               882,556          3,365,544
      27,800   APPLIED MATERIALS INC                                                       391,284            530,702
       2,200   ARROW ELECTRS INC (b)                                                        73,136             67,584
       6,666   ASML HOLDING N V                                                             45,620            162,650
       5,486   AUTODESK INCORPORATED (b)                                                   183,162            185,482
      10,622   AUTOMATICDATA PROCESSING INC                                                375,880            445,062
       1,800   AVNET INC (b)                                                                64,539             49,104
       3,350   BMC SOFTWARE INC (b)                                                         58,044            120,600
       9,012   BROADCOM CORP (b)                                                           183,572            245,937
      10,925   CA INC                                                                      208,510            252,258
       9,000   CADENCE DESIGN SYS INC (b)                                                  147,531             90,900
         400   CERNER CORP (b)                                                              18,078             18,078
      10,635   CIENA CORP (b)                                                              340,567            246,413
     135,650   CISCO SYSINC (b)                                                            735,486          3,155,219
       3,234   CITRIX SYS INC (b)                                                           25,998             95,112
       5,100   COGNIZANTTECHNOLOGY SOLUTIONS (b)                                            77,624            165,801
       2,074   COMMSCOPEINC (b)                                                             90,418            109,445
       5,622   COMPUTER SCIENCES CORP (b)                                                  262,493            263,334
       8,000   COMPUWARECORP (b)                                                            54,024             76,320
      39,200   CORNING INC                                                                 490,464            903,560
       2,700   CYPRESS SEMICONDUCTOR CORP (b)                                               39,334             66,825
      45,250   DELL INC (b)                                                              1,105,641            990,070
      24,400   EBAY INC (b)                                                                356,540            666,852
       5,400   ELECTRONIC ARTS INC (b)                                                     275,076            239,922
      10,000   ELECTRONIC DATA SYS CORP NEW                                                225,657            246,400
      45,910   EMC CORP (b)                                                                396,942            674,418
       3,700   EMULEX CORP (b)                                                              49,943             43,105
         500   EQUINIX INC (b)                                                              46,508             44,610
       1,400   F5 NETWORKS INC (b)                                                          32,375             39,788
         700   FAIR ISAAC CORPORATION                                                       23,898             14,539
       1,600   FAIRCHILDSEMICONDUCTOR INTL (b)                                              21,840             18,768
         900   FIRST SOLAR INC (b)                                                         140,881            245,538
       7,983   FLEXTRONICS INTERNATIONAL LTD (b)                                            89,720             75,040
       1,700   FLIR SYS INC (b)                                                             69,233             68,969
       5,367   GOOGLE INC (b)                                                            1,992,560          2,825,296
       2,800   HARRIS CORP DEL                                                              37,337            141,372
      56,327   HEWLETT PACKARD CO                                                        1,052,419          2,490,217
       5,420   IAC INTERACTIVECORP (b)                                                     144,989            104,498
         500   IHS INC (b)                                                                  34,583             34,800
       6,110   INTEGRATED DEVICE TECHNOLOGY (b)                                             79,318             60,733
     127,400   INTEL CORP                                                                  687,202          2,736,552
      32,600   INTERNATIONAL BUSINESS MACHS                                              2,820,072          3,864,078
       7,800   INTERSIL CORP                                                               123,552            189,696
       7,800   INTUIT (b)                                                                  187,603            215,046
       3,000   JABIL CIRCUIT INC                                                            49,755             49,230
      14,267   JUNIPER NETWORKS INC (b)                                                    289,096            316,442
       3,000   KLA TENCOR CORP                                                             101,654            122,130
       3,000   LAM RESH CORP (b)                                                            83,706            108,450
       1,800   LEXMARK INTL INC (b)                                                         75,928             60,174

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                  Market            of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Information technology (Cont'd):
       4,600   LINEAR TECHNOLOGY CORP                                                      143,858            149,822
      60,400   LSI CORP (b)                                                                253,982            370,856
       4,100   MARVELL TECHNOLOGY GROUP LTD (b)                                             73,868             72,406
       2,900   MCAFEE INC (b)                                                               65,012             98,687
       8,314   MEMC ELECTR MATLS INC (b)                                                   262,498            511,644
      14,567   METAVANTETECHNOLOGIES INC (b)                                               329,584            329,506
       5,400   MICROCHIPTECHNOLOGY INC                                                     101,340            164,916
       8,800   MICRON TECHNOLOGY INC (b)                                                    68,191             52,800
     183,450   MICROSOFTCORP                                                             2,244,077          5,046,710
       2,500   MOLEX INC                                                                    68,986             61,025
      42,700   MOTOROLA INC                                                                342,508            313,418
       4,400   NATIONAL SEMICONDUCTOR CORP                                                  72,388             90,376
       2,875   NAVTEQ CORP (b)                                                              91,103            221,375
       4,000   NCR CORP NEW (b)                                                             85,604            100,800
       8,800   NETAPP INC (b)                                                              216,784            190,608
       5,200   NOVELL INC (b)                                                               31,071             30,628
       2,800   NOVELLUS SYS INC (b)                                                         70,810             59,332
       2,300   NUANCE COMMUNICATIONS INC (b)                                                37,870             36,041
      17,750   NVIDIA CORP (b)                                                             191,401            332,280
       6,700   ON SEMICONDUCTOR CORP (b)                                                    63,550             61,439
      93,762   ORACLE CORP (b)                                                             256,960          1,969,002
      17,266   PAYCHEX INC                                                                  48,583            540,080
       1,400   PERKINELMER INC                                                              25,256             38,990
       2,600   POLYCOM INC (b)                                                              26,520             63,336
       5,700   QLOGIC CORP (b)                                                              82,128             83,163
      34,950   QUALCOMM INC                                                                899,326          1,550,732
       4,500   RAMBUS INC DEL (b)                                                           79,087             85,815
       4,200   RED HAT INC (b)                                                              61,669             86,898
       1,600   ROPER INDS                                                                  104,136            105,408
       2,100   SALESFORCE COM INC (b)                                                      102,263            143,283
       3,500   SANDISK CORP (b)                                                             91,079             65,450
      12,700   SEAGATE TECHNOLOGY                                                          326,124            242,951
         500   SOHU COM INC (b)                                                             36,563             35,220
      12,956   SUN MICROSYSTEMS INC (b)                                                    214,445            140,961
      21,819   SYMANTEC CORP (b)                                                           187,612            422,198
       4,200   SYNOPSYS INC (b)                                                             88,560            100,422
       6,450   TELLABS INC (b)                                                              37,637             29,993
       2,000   TERADATA CORP (b)                                                            38,279             46,280
      30,000   TEXAS INSTRS INC                                                            634,345            844,800
      11,700   THERMO FISHER SCIENTIFIC INC                                                379,489            652,041
       1,300   TRIMBLE NAVIGATION LTD (b)                                                   49,602             46,410
       6,600   UNISYS CORP (b)                                                              38,907             26,070
      10,900   VERISIGN INC (b)                                                             60,947            412,020
       2,600   WATERS CORP (b)                                                              60,997            167,700
       5,900   WESTERN DIGITAL CORP (b)                                                     91,433            203,727
      26,850   XEROX CORP                                                                  344,530            364,086
      13,050   XILINX INC                                                                   92,297            329,513
      30,440   YAHOO INC (b)                                                               584,942            628,890
                                                                                    --------------    ---------------
                                                                                        27,201,520         47,796,093         15.80%
   Materials:
       3,750   AIR PRODS+ CHEMS INC                                                        209,122            370,725
       1,000   AIRGAS INC                                                                   62,701             58,390
       4,316   AK STL HLDG CORP                                                            137,899            297,804
         600   ALBEMARLECORP                                                                23,955             23,955
      18,700   ALCOA INC                                                                   529,300            666,094
       1,900   ALLEGHENYTECHNOLOGIES INC                                                   144,994            112,632
       3,700   ALPHA NATRES INC (b)                                                        370,241            385,873
       6,200   ARCH COALINC                                                                 55,785            465,186
       3,032   BALL CORP                                                                    70,662            144,748
       4,200   BEMIS CO INC                                                                 93,645             94,164

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                  Market            of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Materials (Cont'd):
       2,600   CELANESE CORP DE                                                            126,875            118,716
       1,200   CF INDS HLDGS INC                                                           190,242            183,360
       4,300   CHEMTURA CORP                                                                35,239             25,112
       1,900   CLEVELANDCLIFFS INC                                                         183,343            226,461
       3,584   CONSOL ENERGY INC                                                           122,814            402,734
       4,300   CROWN HLDGS INC (b)                                                          74,494            111,757
       3,537   CYTEC INDS INC                                                              195,563            192,979
      21,450   DOW CHEM CO                                                                 762,163            748,820
      21,925   DU PONT EI DE NEMOURS + CO                                                  935,063            940,363
       1,911   EAGLE MATLS INC                                                               1,727             48,406
       1,000   EASTMAN CHEM CO                                                              32,854             68,860
       3,671   ECOLAB INC                                                                  140,788            157,816
         800   FMC CORP                                                                     62,972             61,952
         600   FOUNDATION COAL HLDGS INC                                                    49,527             53,148
       9,748   FREEPORT MCMORAN COPPER + GOLD                                              489,522          1,142,368
         800   GREIF INC                                                                    50,244             51,224
       5,100   HUNTSMAN CORP                                                                96,099             58,140
      11,231   INTERNATIONAL PAPER CO                                                      394,747            261,682
       9,583   INTRNTNL FLAVRS + FRAGRNCS INC                                              206,154            374,312
       8,500   LOUISIANAPAC CORP                                                            81,568             72,165
       1,500   LUBRIZOL CORP                                                                72,108             69,495
         700   MARTIN MARIETTA MATLS INC                                                    27,965             72,513
       1,600   MASSEY ENERGY CORP                                                           96,086            150,000
       4,175   MEADWESTVACO CORP                                                            95,626             99,532
      12,716   MONSANTO CO NEW                                                             158,350          1,607,811
       3,500   MOSAIC CO                                                                   137,267            506,450
       9,200   NEWMONT MNG CORP                                                            182,650            479,872
       8,800   NUCOR CORP                                                                  154,139            657,096
       5,700   OM GROUP INC (b)                                                             25,636            186,903
       4,950   OWENS ILLINC (b)                                                             91,031            206,366
       1,100   PACKAGINGCORP AMER                                                           24,772             23,661
       2,450   PACTIV CORP (b)                                                              22,665             52,014
         720   PATRIOT COAL CORPORATION (b)                                                 14,204            110,369
       7,200   PEABODY ENERGY CORP                                                         208,428            633,960
       3,086   PPG INDS INC                                                                144,348            177,044
       6,550   PRAXAIR INC                                                                 315,075            617,272
       5,446   RAYONIER INC                                                                117,391            231,237
       3,000   ROHM + HAAS CO                                                              117,514            139,320
      11,000   RPM INTL INC                                                                113,012            226,600
         200   SCHNITZERSTL INDS INC                                                        21,967             22,920
       1,000   SCOTTS MIRACLE GRO CO                                                        35,215             17,570
       3,400   SEALED AIR CORP NEW                                                          82,806             64,634
       1,800   SIGMA ALDRICH                                                               104,895             96,948
       5,200   SONOCO PRODS CO                                                             127,607            160,940
       1,100   SOUTHERN COPPER CORP DEL                                                    121,133            117,293
       3,600   STEEL DYNAMICS INC                                                           87,525            140,652
       1,900   TEMPLE INLAND INC                                                            33,828             21,413
       2,349   TITANIUM METALS CORP                                                         62,648             32,863
       2,600   UNITED STS STL CORP NEW                                                     219,170            480,428
       2,157   VULCAN MATLS CO                                                             120,017            128,945
                                                                                    --------------    ---------------
                                                                                         9,065,374         15,452,065          5.11%
   Telecommunication services:
       7,450   AMERICAN TOWER CORP (b)                                                     148,350            314,763
     136,915   AT+T INC                                                                  3,546,086          4,612,666
       7,450   CENTURYTEL INC (b)                                                          200,627            265,146
      11,525   CITIZENS COMMUNICATIONS CO                                                   88,166            130,694
       3,400   CROWN CASTLE INTL CORP (b)                                                  101,018            131,682
       1,140   ECHOSTAR CORP (b)                                                            36,944             35,591
       3,992   EMBARQ CORP                                                                 121,233            188,702
       1,178   FAIRPOINTCOMMUNICATIONS INC                                                  10,378              8,493

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                 Market             of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Telecommunication services (Cont'd):
       8,000   JDS UNIPHASE CORP (b)                                                       111,480             90,880
         700   LEAP WIRELESS INTL INC 9b)                                                   36,068             30,219
      34,500   LEVEL 3 COMMUNICATIONS INC 9b)                                              107,123            101,775
       7,353   LIBERTY GLOBAL INC (b)                                                      190,626            231,105
       3,100   METROPCS COMMUNICATIONS INC (b)                                              55,475             54,901
       3,200   NII HLDGSINC (b)                                                            136,078            151,968
      27,900   QWEST COMMUNICATIONS INTL INC                                               104,765            109,647
       1,500   SBA COMMUNCATIONS CORP (b)                                                   53,918             54,015
      56,666   SPRINT NEXTEL CORP (b)                                                      531,544            538,327
       1,300   TELEPHONE+ DATA SYS INC                                                      26,702             61,451
       1,300   TELEPHONE+ DATA SYS INC                                                      26,702             57,330
       6,200   TIME WARNER CABLE INC (b)                                                   158,565            164,176
       3,980   UNITED STATES CELLULAR CORP (b)                                             166,990            225,069
      60,387   VERIZON COMMUNICATIONS                                                    2,080,616          2,137,700
      10,860   VODAFONE GROUP PLC NEW (d)                                                  125,254            319,936
      11,424   WINDSTREAM CORP                                                             138,133            140,972
                                                                                    --------------    ---------------
                                                                                         8,302,838         10,157,206          3.36%

   Utilities:
      19,186   AES CORP (b)                                                                265,922            368,563
         700   AGL RES INC                                                                  19,621             24,206
       3,000   ALLEGHENYENERGY INC                                                         168,525            150,330
       5,400   AMEREN CORP                                                                 209,724            228,042
       6,100   AMERICAN ELEC PWR INC                                                       245,756            245,403
       3,488   AQUA AMERINC                                                                 67,899             55,703
       6,000   CALPINE CORP (b)                                                            136,248            135,360
       5,800   CENTERPOINT ENERGY INC                                                       66,308             93,090
      16,100   CMS ENERGY CORP                                                             228,933            239,890
       2,700   CONSOLIDATED EDISON INC                                                     114,172            105,543
       3,115   CONSTELLATION ENERGY GROUP INC                                              183,052            255,742
      11,762   DOMINION RES INC VA NEW                                                     415,229            558,577
       5,300   DTE ENERGY CO                                                               213,573            224,932
      24,613   DUKE ENERGY HLDG CORP                                                       304,818            427,774
       8,700   DYNEGY INC DEL (b)                                                           61,901             74,385
       9,425   EDISON INTL                                                                 108,441            484,257
       6,964   ENTERGY CORP NEW                                                            136,600            839,023
      14,632   EXELON CORP                                                                 708,707          1,316,295
       5,600   FIRSTENERGY CORP                                                            283,718            461,048
      11,372   FPL GROUPINC                                                                545,463            745,776
       5,400   INTEGRYS ENERGY GROUP INC                                                   265,075            274,482
       7,200   MIRANT CORP NEW (b)                                                         263,250            281,880
       2,900   NALCO HLDG CO                                                                58,310             61,335
       1,500   NATIONAL FUEL GAS CO N J                                                     38,322             89,220
       7,800   NISOURCE INC                                                                128,106            139,776
       2,600   NORTHEASTUTILS                                                               64,649             66,378
       6,400   NRG ENERGY INC (b)                                                          272,994            274,560
       2,400   OGE ENERGY CORP                                                              43,344             76,104
       2,128   PEPCO HLDGS INC                                                              49,590             54,583
       4,700   PETROHAWKENERGY CORP (b)                                                    194,322            217,657
       9,800   PG+E CORP                                                                   131,785            388,962
       1,300   PIEDMONT NAT GAS INC                                                         31,174             34,008
       2,400   PINNACLE WEST CAP CORP                                                       71,637             73,848
       6,387   PPL CORP                                                                    203,124            333,848
       3,650   PROGRESS ENERGY INC                                                         128,273            152,680
      12,600   PUBLIC SVC ENTERPRISE GROUP                                                 430,137            578,718
       7,350   PUGET ENERGY INC                                                            149,926            176,327
       5,800   QUESTAR CORP                                                                 66,188            412,032
      12,600   RELIANT ENERGY INC (b)                                                      161,722            268,002
       6,500   SEMPRA ENERGY                                                               360,600            366,925
       3,900   SIERRA PAC RES NEW                                                           52,241             49,569
      14,300   SOUTHERN CO                                                                 379,811            499,356

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                 Market             of
 or shares                                  Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Utilities (Cont'd):
       7,200   SOUTHWESTERN ENERGY CO (b)                                                  107,060            342,792
      12,306   SPECTRA ENERGY CORP                                                         218,732            353,674
       7,600   TECO ENERGY INC                                                              90,842            163,324
       3,000   UGI CORP NEW                                                                 48,600             86,130
       9,310   WISCONSINENERGY CORP                                                        179,514            420,998
      12,125   XCEL ENERGY INC                                                             108,918            243,349
                                                                                    --------------    ---------------
                                                                                         8,782,854         13,514,455          4.47%

Cash equivalents:
   2,485,256   SSGA MONEY MARKET FUND, current rate 2.30%                                2,485,256          2,485,256
                                                                                    --------------    ---------------
                                                                                         2,485,256          2,485,256          0.82%
                                                                                    --------------    ---------------    ----------
                       Grand total (c)                                              $  205,653,198        303,666,541        100.40%
                                                                                    ==============    ===============    ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At June 30, 2008, the cost for Federal income tax purposes was $205,653,198. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

              Gross unrealized appreciation                      $  107,826,701
              Gross unrealized depreciation                          (9,813,358)
                                                                 --------------
                            Net unrealized appreciation          $   98,013,343
                                                                 ==============

      (d) Foreign security values are stated in U.S. dollars. As of June 30, 2008 the value of foreign securities represented 0.284% of net assets.

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                Investments in
            Valuation inputs                                 Securities at Value
                                                             -------------------
            Level 1 - Quoted Prices                          $       301,181,285
            Level 2 - Other Significant Observable Inputs              2,485,256
            Level 3 - Significant Unobservable Inputs                         --
                                                             -------------------
            Total                                            $       303,666,541
                                                             ===================

See accompanying notes to financial statements                       (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                            June 30, 2008 (unaudited)

                Clearwater Growth Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalants                                                              1%
Consumer Discretionary                                                       10%
Consumer Staples                                                              9%
Energy                                                                       15%
Financials                                                                   14%
Healthcare                                                                   11%
Industrials                                                                  12%
Information Technology                                                       16%
Materials                                                                     5%
Telecommunications                                                            3%
Utilities                                                                     4%

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                   Fair             of
  or shares                                 Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Common stocks:
   Consumer discretionary:
      53,600   ANDERSONSINC                                                         $    2,176,593          2,182,056
      41,545   ANNTAYLOR STORES CORP (b)                                                 1,301,189            995,418
     154,070   BRIGHTPOINT INC (b)                                                       1,443,195          1,124,711
      12,700   CBRL GROUP INC                                                              352,251            311,277
      26,495   DOLLAR TREE INC (b)                                                         751,576            866,122
      63,850   FEDERAL SIGNAL CORP                                                         726,751            766,200
      48,400   FOSSIL INC (b)                                                            1,600,554          1,406,988
      18,000   GAYLORD ENTMT CO NEW (b)                                                    650,140            431,280
     130,100   HANDLEMANCO DEL (b)                                                         195,775            234,180
      23,500   HANESBRANDS INC (b)                                                         550,908            637,790
      33,000   INTERSTATE HOTELS + RESORTS IN (b)                                          107,994             85,470
      30,785   JAKKS PACINC (b)                                                            726,911            672,652
      90,130   JO ANN STORES INC (b)                                                     1,081,970          2,075,694
       5,450   MONRO MUFFLER BRAKE INC                                                      90,143             84,421
      12,900   ORIENT EXPRESS HOTELS LTD                                                   441,491            560,376
      41,850   PHILLIPS VAN HEUSEN CORP                                                  1,678,924          1,532,547
      44,700   RED ROBIN GOURMET BURGERS INC (b)                                         1,543,953          1,239,978
      37,000   SAKS INC (b)                                                                726,044            406,260
      12,000   SNAP ON INC                                                                 552,421            624,120
      40,000   TRIARC COS INC                                                              616,131            256,000
      49,955   TUPPERWARE BRANDS CORP                                                    1,501,735          1,709,460
      32,965   TURBOCHEF TECHNOLOGIES INC (b)                                              231,586            157,573
      28,690   UNIVERSAL ELECTRS INC (b)                                                   713,968            599,621
      11,850   VAIL RESORTS INC (b)                                                        430,566            507,536
      13,000   WABCO HLDGS INC                                                             614,201            603,980
      16,250   WABTEC                                                                      431,366            790,075
      24,000   WYNDHAM WORLDWIDE CORP                                                      691,325            429,840
                                                                                    --------------    ---------------
                                                                                        21,929,660         21,291,624          9.97%
   Consumer staples:
      27,000   FLOWERS FOODS INC                                                           511,723            765,180
       4,700   HQ SUSTAINABLE MARTITIME (b)                                                 56,628             62,275
      29,200   LONGS DRUG STORES CORP                                                    1,461,763          1,229,612
     101,150   MEDIFAST INC (b)                                                            521,977            532,049
      28,450   MONTEREY GOURMET FOODS INC (b)                                              121,160             57,469
      16,550   OMEGA PROTEIN CORP (b)                                                      126,393            247,423
       7,100   OVERHILL FARMS INC (b)                                                       52,464             49,345
      19,350   RALCORP HLDGS INC NEW (b)                                                 1,112,485            956,664
      65,000   SALLY BEAUTY HLDGS INC (b)                                                  562,956            419,900
      85,250   TREEHOUSE FOODS INC (b)                                                   1,902,583          2,068,165
                                                                                    --------------    ---------------
                                                                                         6,430,133          6,388,082          2.99%
   Energy:
       6,000   ATLAS ENERGY RESOURCES LLC                                                  239,262            228,900
      60,055   ATP OIL & GAS CORPORATION (b)                                             2,407,538          2,370,371
      13,920   ATWOOD OCEANICS INC (b)                                                   1,090,778          1,730,813
       7,535   CALLON PETE CO DEL (b)                                                      128,835            206,158
      20,000   COMSTOCK RES INC (b)                                                        591,439          1,688,600
      18,600   COMSTOCK RES INC (b)                                                      1,371,399          1,570,398
      34,000   EXCO RES INC (b)                                                            570,189          1,254,940
      41,900   GLOBAL INDUSTRIES INC (b)                                                   715,933            751,267
      22,000   GOODRICH PETE CORP (b)                                                      668,990          1,824,240
      22,165   GULFMARK OFFSHORE INC (b)                                                 1,238,539          1,289,560
      23,200   NATCO GROUP INC (b)                                                       1,039,109          1,265,096

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                   Fair             of
  or shares                                 Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
Energy (Cont'd):
      30,207   OMNI ENERGY SVCS CORP (b)                                                   121,587            193,627
      14,150   PANHANDLERLTY CO                                                            452,925            479,119
      67,250   PETROQUEST ENERGY INC (b)                                                 1,767,945          1,809,025
      14,000   PLAINS EXPL & PRODTN CO (b)                                                 615,865          1,021,580
      49,445   ROSETTA RES INC (b)                                                       1,098,009          1,409,183
      13,000   SANDRIDGE ENERGY INC (b)                                                    508,018            839,540
      18,955   T 3 ENERGY SVCS INC (b)                                                     814,855          1,506,354
      20,469   T.G.C. INDUSTRIES INC (b)                                                   164,064            182,174
      21,000   TESCO CORP (b)                                                              552,977            670,950
       9,425   VAALCO ENERGY INC (b)                                                        72,417             79,830
      13,500   WHITING PETE CORP NEW (b)                                                   572,640          1,432,080
      27,000   WILLBROS GROUP INC (b)                                                      458,328          1,182,870
                                                                                    --------------    ---------------
                                                                                        17,261,641         24,986,673         11.70%
   Financials:
      33,500   ABINGTON BANCORP INC PENN                                                   316,647            305,520
      14,885   ALEXANDRIA REAL ESTATE EQUIT                                              1,352,446          1,448,906
     216,500   ANWORTH MTG ASSET CORP 1                                                  1,522,209          1,409,415
      62,680   ASTORIA FINL CORP                                                         1,500,730          1,258,614
      30,000   BANKFINANCIAL CORP                                                          512,714            390,300
      28,000   BROADRIDGE FINL SOLUTIONS INC                                               458,289            589,400
      20,000   CITIZENS FIRST BANCORP INC                                                  478,265            120,000
      24,950   COGDELL SPENCER INC                                                         422,322            405,438
      22,150   COMMUNITYTR BANCORP INC                                                     635,770            581,659
      49,750   CORPORATEOFFICE PPTYS TR                                                  1,887,810          1,707,918
      34,500   EASTERN INS HLDGS INC                                                       454,633            538,200
      24,350   EASTERN INS HLDGS INC                                                       370,351            379,860
      22,500   EASTGROUPPPTYS INC                                                          962,884            965,250
      47,000   EPOCH HLDG CORP                                                             635,624            428,170
      23,500   ESSA BANCORP INC                                                            272,299            294,220
      84,000   FIRST NIAGARA FINL GROUP INC                                              1,211,964          1,080,240
      27,000   FORESTAR REAL ESTATE GROUP INC (b)                                          636,481            514,350
      36,000   GUARANTY FINL GROUP INC (b)                                                 517,770            193,320
      30,050   HATTERAS FINL CORP                                                          733,983            690,850
      34,300   HERSHA HOSPITALITY TR                                                       333,605            258,965
      34,080   HOME FED BANCORP INC MD                                                     450,267            336,029
      24,150   INTEGRA BK CORP                                                             331,018            189,095
      79,220   IPC HOLDINGS LTD BERMUDA (d)                                              1,907,255          2,103,291
      23,000   JEFFRIES GROUP INC NEW                                                      596,052            386,860
     117,200   KITE RLTYGROUP TR                                                         1,672,567          1,465,000
      17,100   MID AMER APT CMNTYS INC                                                     810,497            872,784
      70,050   NATIONAL PENN BANCSHARES INC                                              1,128,871            930,264
      96,195   NATIONAL RETAIL PPTYS INC                                                 2,038,311          2,010,476
      57,050   NEWALLIANCE BANCSHARES INC                                                  726,615            711,984
      23,350   ONE LIBRTY PROPERTIES INC                                                   403,641            380,839
      58,385   PATRIOT CAP FDG INC                                                         660,313            364,906
      40,000   PHOENIX COS INC NEW                                                         561,466            304,400
       7,600   PMA CAP CORP (b)                                                             71,790             69,996
      20,000   PRIVATEBANKCORP INC                                                         668,656            607,600
      41,990   RENASANT CORP                                                               879,808            618,513
       5,362   STELLARONE CORP                                                              87,207             78,285
       9,361   SUN BANCORP INC N J (b)                                                     100,557             95,014
      58,245   UNITED BANKSHARES INC W VA                                                1,708,987          1,336,723
      30,244   URSTADT BIDDLE PPTYS INC                                                    504,285            443,377
      65,000   WESTFIELDFINL INC NEW                                                       695,338            588,250
      29,900   WESTFIELDFINL INC NEW                                                       288,761            270,595
                                                                                    --------------    ---------------
                                                                                        31,509,055         27,724,873         12.98%

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2008

    Face                                                                                                                   Percent
   amount                                                                                                   Fair             of
  or shares                                 Security                                     Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------    ---------------    ----------
   Healthcare:
      15,095   BIO IMAGING TECHNOLOGIES INC (b)                                            110,464            111,703
       4,750   BIO REFERENCE LABS INC (b)                                                  123,055            105,973
         925   CORVEL CORP (b)                                                              28,513             31,330
      12,000   COVIDIEN LTD                                                                503,805            574,680
      68,850   EMERGENCY MED SVCS CORP (b)                                               1,781,872          1,558,076
      37,810   HEARUSA INC (b)                                                              49,179             60,874
      55,830   IMMUCOR CORP (b)                                                          1,464,463          1,444,880
      36,000   KENDLE INTL INC (b)                                                       1,248,332          1,307,880
      42,502   KENSEY NASH CORP (b)                                                      1,143,464          1,362,189
      24,250   KEWAUNEE SCIENTIFIC CORP                                                    365,894            262,628
      37,705   NEOGENOMICS INC (b)                                                          39,213             45,246
      63,000   NOVAMED EYECARE INC (b)                                                     271,357            237,510
      35,905   PSYCHIATRIC SOLUTIONS INC (b)                                             1,058,124          1,358,645
      74,332   QUESTCOR PHARMACEUTICALS INC (b)                                            344,109            344,900
      68,400   SUNLINK HEALTH SYS INC (b)                                                  571,602            329,004
      47,770   SYMMETRY MED INC (b)                                                        807,533            774,829
      23,550   SYNERGETICS USA INC (b)                                                      65,886             62,172
      96,640   THORATEC CORP (b)                                                         1,736,156          1,680,570
      23,650   WEST PHARMACEUTICAL SVCS INC                                                978,737          1,023,572
      57,610   ZOLL MED CORP (b)                                                         1,467,499          1,939,729
                                                                                    --------------    ---------------
                                                                                        14,159,257         14,616,389          6.84%
   Industrials:
      14,000   ACUITY BRANDS INC                                                           504,959            673,120
      27,000   AECOM TECHNOLOGY CORP (b)                                                   628,313            878,310
       1,600   AEROVIRONMENT INC (b)                                                        32,712             43,488
      36,000   ALTRA HLDGS INC (b)                                                         544,587            605,160
      18,000   AMERICAN RAILCAR INDS INC                                                   493,342            302,040
      26,300   ANGELICA CORP                                                               561,442            559,401
      50,686   APPLIED SIGNAL TECHNOLOGY INC                                               756,725            692,371
      17,280   ARGON ST INC (b)                                                            299,730            428,544
      10,630   ARTS WAY MFG INC                                                            198,017            209,943
      14,650   ASTRONICS CORP (b)                                                          285,674            203,782
      27,450   BARNES GROUP INC                                                            699,701            633,821
      72,205   BE AEROSPACE INC (b)                                                      2,240,342          1,681,654
      56,485   BRISTOW GROUP INC (b)                                                     2,356,255          2,795,443
      21,000   BUCYRUS INTL INC NEW                                                        507,116          1,533,420
      18,500   CHICAGO BRDG + IRON CO N V                                                  477,116            736,670
      12,000   COLFAX CORP (b)                                                             253,704            301,080
      22,250   COVANTA HLDG CORP (b)                                                       429,012            593,853
      52,950   CURTISS WRIGHT CORP                                                       2,346,075          2,368,983
      78,565   EAGLE BULK SHIPPING INC                                                   2,340,449          2,323,167
      16,500   ENNIS INC                                                                   309,178            258,225
      13,850   ENPRO INDS INC (b)                                                          429,513            517,159
       8,500   FLOWSERVECORP                                                               433,671          1,161,950
      23,500   FOSTER L B CO (b)                                                           542,920            780,200
      20,000   FOSTER WHEELER LTD (b)                                                      407,971          1,463,000
      54,550   FTD GROUPINC                                                                754,851            727,152
      22,190   GARDNER DENVER INC (b)                                                      825,628          1,260,392
      86,500   GENCORP INC (b)                                                             881,040            619,340
      19,950   GENESEE & WYO INC (b)                                                       502,922            678,699
      18,850   GEVITY HRINC                                                                124,587            101,413
       9,450   GSI GROUP INC (b)                                                            81,399             73,332
      13,000   HARSCO CORP                                                                 678,865            707,330
      58,650   HEIDRICK + STRUGGLES INTL INC                                             1,857,810          1,621,086
      41,275   HURON CONSULTING GRP INC (b)                                              1,958,862          1,871,409
      93,952   ICF INTL INC (b)                                                          1,406,577          1,561,482

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

        Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                 June 30, 2008

    Face                                                                                                                  Percent
   amount                                                                                                  Fair              of
 or shares                                 Security                                      Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------   ----------------    ----------
Industrials (Cont'd):
      37,442   II VI INC (b)                                                             1,118,613          1,307,475
      41,050   INDUSTRIAL DISTR GROUP INC (b)                                              493,462            493,462
      28,300   INVENTUREGROUP INC (b)                                                       54,242             48,676
      13,300   JOY GLOBAL INC                                                              515,967          1,008,539
      17,550   KANSAS CITY SOUTHERN (b)                                                    461,425            772,025
      62,250   KOPPERS HLDGS INC                                                         2,562,796          2,606,408
      16,800   KREISLER MFG CORP (b)                                                       227,785            205,800
      13,850   LECG CORP (b)                                                               136,857            121,049
      20,200   MCDERMOTT INTL INC (b)                                                      481,195          1,250,178
      19,708   MIDDLEBY CORP (b)                                                         1,105,327            865,378
      43,000   MUELLER WTR PRODS INC                                                       654,608            347,010
      11,500   OSHKOSH CORP                                                                620,667            237,935
      19,150   PARAGON TECHNOLOGIES INC (b)                                                123,769            116,815
      55,200   PERINI CORP (b)                                                           1,975,357          1,824,360
      27,000   PHH CORP (b)                                                                437,675            414,450
      19,660   POINT BLANK SOLUTIONS INC (b)                                                70,494             53,082
      47,050   RBC BEARINGS INC (b)                                                      1,658,362          1,567,706
      11,000   SHAW GROUP INC (b)                                                          545,024            679,690
     166,840   STAMFORD INDL GROUP INC (b)                                                 241,434            275,286
       7,700   STERLING CONSTR INC (b)                                                     168,087            152,922
      14,500   TENNANT CO                                                                  600,951            436,015
      11,800   TEREX CORP NEW (b)                                                          500,395            606,166
      10,650   THOMAS + BETTS CORP (b)                                                     497,587            403,103
      18,000   TIMKEN CO                                                                   583,801            592,920
      12,000   TYCO INTERNATIONAL LTD BERMUDA (d)                                          583,430            480,480
      26,585   ULTRALIFECORP COM (b)                                                       320,063            284,194
     161,750   VALASSIS COMMUNICATIONS INC (b)                                           2,423,262          2,025,110
      18,000   WRIGHT EXPRESS CORP (b)                                                     495,073            446,400
      45,200   WRIGHT EXPRESS CORP (b)                                                   1,404,669          1,120,960
                                                                                    --------------   ----------------
                                                                                        48,213,441         51,710,008         24.20%
   Information technology:
     114,265   8X8 INC NEW (b)                                                             133,605            130,262
      10,750   AEHR TEST SYS (b)                                                            74,487             83,098
      85,834   ALADDIN KNOWLEDGE SYSTEM LTD (b)                                          1,515,302          1,158,759
     108,415   ALLIANCE FIBER OPTIC PRODS INC (b)                                          202,182            150,697
      19,865   AMTECH SYS INC (b)                                                          243,312            213,350
      71,433   ANAREN INC (b)                                                            1,079,191            755,047
      72,700   AVOCENT CORP (b)                                                          1,997,157          1,352,220
      68,037   AXT INC (b)                                                                 321,967            285,075
      66,650   BENCHMARK ELECTRS INC (b)                                                 1,216,645          1,089,061
      23,500   BLUEPHOENIX SOLUTIONS LTD (b)                                               187,276            108,335
      28,290   CALIFORNIA MICRO DEVICES CORP (b)                                           111,541             87,982
      12,850   CHORDIANT SOFTWARE INC (b)                                                   80,157             64,250
      12,650   COMMUNICATIONS SYS                                                          131,536            135,988
      30,655   DATALINK CORP (b)                                                           127,543            141,626
      55,476   DYNAMICS RESH CORP (b)                                                      611,026            582,498
      43,800   DAYSTAR TECHNOLOGIES INC (b)                                                180,405            200,166
      73,755   EVOLVING SYS INC (b)                                                        145,570            167,424
      20,050   FREQUENCYELECTRS INC (b)                                                    165,218            132,130
      56,443   GILAT SATELLITE NETWORKS LTD (b)                                            603,945            613,535
      19,500   GLOBECOMMSYS INC (b)                                                        172,045            161,070
     537,800   GRAPHON CORP (b)                                                            165,754            145,206
      32,450   HENRY JACK + ASSOC INC                                                      736,133            702,218
      93,615   IKON OFFICE SOLUTIONS INC                                                   725,875          1,055,977
       7,750   INDUSTRIAL SVCS AMER INC FL                                                  93,444            123,458
      22,195   INTERNAP NETWORK SVCS CORP (b)                                              101,747            103,873

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

        Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                 June 30, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Fair              of
 or shares                                 Security                                      Cost            value (a)       net assets
------------   -----------------------------------------------------------------    --------------   ----------------    ----------
Information technology (Cont'd):
      11,500   INTERVOICE BRITE INC (b)                                                     71,179             65,550
       6,350   INTERWOVEN INC (b)                                                           73,608             76,264
     228,022   LOOKSMART LTD (b)                                                           774,216            916,648
       9,450   LSI INDS INC                                                                130,475             76,734
      98,830   MENTOR GRAPHICS CORP (b)                                                    974,783          1,561,514
      16,000   MICRONETICS WIRELESS INC (b)                                                121,525            135,680
      52,100   MICROSEMI CORP (b)                                                        1,183,254          1,311,878
      54,200   MICROTUNE INC DEL (b)                                                       190,806            187,532
      16,880   MKS INSTRS INC (b)                                                          364,169            369,672
      30,000   NETSOL TECHNOLOGIES INC (b)                                                  90,420             77,400
      42,191   PERICOM SEMICONDUCTOR CORP (b)                                              683,962            626,114
     168,645   RADIANT SYS INC (b)                                                       2,192,851          1,809,561
      53,750   RADYNE COMSTREAM INC (b)                                                    615,532            615,531
      23,605   RAMTRON INTL CORP (b)                                                        73,239             99,377
     206,200   RF MICRO DEVICES INC (b)                                                  1,233,499            597,980
      10,500   ROFIN SINAR TECHNOLOGIES INC (b)                                            360,387            317,100
     139,700   SEMITOOL INC (b)                                                          1,338,889          1,049,147
     118,015   SKYWORKS SOLUTIONS INC (b)                                                  646,364          1,164,808
      17,650   SL INDS INC (b)                                                             388,363            269,163
     195,065   SMITH MICRO SOFTWARE INC (b)                                              1,780,425          1,111,871
      15,000   SPECTRUM CTL INC (b)                                                        139,560            123,000
       4,700   STRATASYSINC (b)                                                             87,385             87,385
      83,160   SYPRIS SOLUTIONS INC                                                        707,337            349,272
      19,635   TECHWELL INC (b)                                                            214,171            241,903
      35,815   TELECOMMUNICATION SYS INC (b)                                               123,205            165,823
      21,095   TELEDYNE TECHNOLOGIES INC (b)                                             1,114,220          1,029,225
       6,750   TESSCO TECHNOLOGIES INC (b)                                                 110,851             92,340
      77,850   TIER TECHNOLOGIES INC (b)                                                   723,084            623,579
      64,362   VIASAT INC (b)                                                            1,303,804          1,300,756
      16,560   VIRAGE LOGIC CORP (b)                                                       116,308            118,570
                                                                                    --------------   ----------------
                                                                                        29,050,934         26,314,680         12.32%
   Materials:
      17,000   APTARGROUP INC                                                              711,338            713,150
      24,550   COMMERCIAL METALS CO                                                        626,414            925,535
      10,500   DELTIC TIMBER CORP                                                          503,271            561,855
      15,000   FOUNDATION COAL HLDGS INC                                                   565,634          1,328,700
      40,705   GRAFTECH INTL LTD (b)                                                       790,347          1,092,115
      33,775   GREIF INC                                                                 1,968,265          2,162,613
      29,512   HAYNES INTL INC (b)                                                       1,743,000          1,698,416
      25,000   HERCULES INC                                                                517,543            423,250
      98,237   INNOSPEC INC                                                              2,250,807          1,848,820
      14,175   NORTH AMERN GALVANIZING (b)                                                 105,733            124,598
      15,328   PENFORD CORP                                                                378,701            228,081
      72,970   ROCK TENNCO                                                               2,195,680          2,188,370
      26,690   ROCKWOOD HLDGS INC (b)                                                      826,828            928,812
      76,995   SOLUTIA INC (b)                                                           1,074,508            987,076
      37,000   TEMPLE INLAND INC                                                           848,557            416,990
      14,000   TEXAS INDS INC                                                              775,328            785,820
      42,000   ZEP INC                                                                     601,927            624,960
                                                                                    --------------   ----------------
                                                                                        16,483,877         17,039,161          7.98%
   Utilities:
      11,900   ALLEGHENYENERGY INC                                                         500,010            596,309
      12,000   ALLETE INC                                                                  558,188            504,000
      32,580   ALLETE INC                                                                1,390,754          1,368,360
      24,500   CALPINE CORP (b)                                                            460,694            552,720
      17,650   CHESAPEAKE UTILS CORP                                                       544,649            453,958

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

        Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                 June 30, 2008

    Face                                                                                                                  Percent
   amount                                                                                                  Fair              of
 or shares                                 Security                                       Cost           value (a)       net assets
------------   -----------------------------------------------------------------    --------------   ----------------    ----------
Utilities (Cont'd):
      19,000   CLECO CORP NEW                                                              470,134            443,270
      16,500   CONNECTICUT WTR SVC INC                                                     402,967            369,600
      14,000   ITC HLDGSCORP                                                               638,988            715,540
      45,262   MDU RES GROUP INC                                                           819,877          1,577,833
      20,700   MIDDLESEXWTR CO                                                             390,327            343,413
      56,050   NEUSTAR INC (b)                                                           1,482,437          1,208,438
      67,580   NGP CAP RES CO                                                            1,094,769          1,041,408
      28,260   ONEOK INCNEW                                                                486,632          1,379,936
      42,000   PETROHAWK ENERGY CORP (b)                                                   473,474          1,945,020
      24,500   PORTLAND GEN ELEC CO                                                        677,887            551,740
      23,050   PREMIERE GLOBAL SVCS INC (b)                                                359,887            336,069
      27,950   SOUTHWESTWTR CO                                                             337,690            280,059
     155,950   SYNIVERSEHLDGS INC (b)                                                    2,559,623          2,526,390
                                                                                    --------------   ----------------
                                                                                        13,648,985         16,194,063          7.58%
ETFs:
   Commodities:
      23,000   POWERSHARES DB MULTI SECTOR (b)                                             601,373            935,640
      17,000   SELECT SECTOR SPDR TR                                                       474,669            344,420
       5,300   SPDR GOLDTR (b)                                                             452,562            484,420
                                                                                    --------------   ----------------
                                                                                         1,528,605          1,764,480          0.83%

Cash equivalents:
          --   SSGA MONEY MARKET FUND, Current rate 2.38%                                       --                 --          0.00%
                                                                                    --------------   ----------------    ----------
                       Grand Total (c)                                              $  200,215,588        208,030,033         97.39%
                                                                                    ==============   ================    ==========

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At June 30, 2008, the cost for Federal income tax purposes was $200,215,588. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                  Gross unrealized appreciation                    $ 27,278,742
                  Gross unrealized depreciation                     (19,464,296)
                                                                   ------------
                        Net unrealized appreciation                $  7,814,445
                                                                   ============

      (d) Foreign security values are stated in U.S. dollars. As of June 30, 2008, the value of foreign securities represented 1.21% of net assets.

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calue the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                Investments in
            Valuation inputs                                 Securities at Value
                                                             -------------------
            Level 1 - Quoted Prices                          $       208,030,033
            Level 2 - Other Significant Observable inputs                     --
            Level 3 - Significant unobservable Inputs                         --
                                                             -------------------
            Total                                            $       208,030,033
                                                             ===================

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                            June 30, 2008 (unaudited)

               Clearwater Small Cap Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ETF's Commodities                                                             1%
Consumer Discretionary                                                       10%
Consumer Staples                                                              3%
Energy                                                                       12%
Financials                                                                   13%
Healthcare                                                                    7%
Industrials                                                                  25%
Information Technology                                                       13%
Materials                                                                     8%
Utilities                                                                     8%

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                    Security                      date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
               Closed-end funds:
       7,800      AMERICAN MUN INCOME                                               $       98,864             98,748
      55,000      BLACKROCKLONG TERM MUN                                                   640,336            612,150
      21,700      BLACKROCKMUNI YIELD                                                      274,602            258,664
      98,500      BLACKROCKMUNIHOLDINGS FL INSD                                          1,254,767          1,178,060
      59,500      BLACKROCKMUNIHOLDINGS INSD FD                                            749,861            677,705
      62,700      BLACKROCKMUNIYIELD FLA FD INC                                            818,448            759,924
      78,300      BLACKROCKMUNIYIELD INSD FD                                             1,032,557            961,524
      55,100      BLACKROCKMUNIYIELD MI INSD FD                                            746,243            688,750
      34,000      BLACKROCKMUNIYIELD MICH INSD                                             424,838            404,940
      54,700      BLACKROCKMUNIYIELD PA INSD                                               774,527            699,613
      28,100      BLACKROCKMUNIYIELD QUALITY FD                                            333,747            309,381
     192,400      DWS MUN INCOME TR                                                      2,115,172          1,979,796
       8,700      EATON VANCE INSD FL PLUS MUN                                             110,095            112,404
       1,100      EATON VANCE INSD MI MUN BD FD                                             15,510             14,982
      35,200      EATON VANCE NATL MUN INCOME T                                            472,984            424,160
      69,300      INSURED MUN INCOME FD                                                    923,788            866,943
      49,700      INVESTMENT GRADE MUNI INC FD                                             674,988            637,154
      90,000      MBIA CAP CLAYMORE MANAGED                                              1,162,120          1,069,200
      24,100      MORGAN STANLEY DEAN WITTER                                               203,013            193,764
      41,600      MSDW QUALMUNI INVESTMENT TR                                              535,265            512,928
       9,100      NEUBERGERBERMAN INTER MUN FD                                             119,152            114,660
      94,000      NUVEEN FLA INVT QUALITY MUN FD                                         1,263,841          1,143,980
     124,100      NUVEEN FLA QUALITY INCOME MUN                                          1,726,853          1,522,707
      13,500      NUVEEN INSD DIVID ADVANTAGE                                              181,771            174,690
       4,800      NUVEEN MASS PREM INCOME MUN FD                                            65,734             61,776
      30,600      NUVEEN MICH PREM INCOME MUN FD                                           404,605            384,948
      15,500      NUVEEN N J INVT QUALITY MUN FD                                           211,528            198,710
      48,500      NUVEEN PA INVT QUALITY MUN FD                                            673,352            609,160
      26,900      NUVEEN PREM INCOME MUN FD 2                                              381,052            334,905
      27,100      NUVEEN PREMIER INC                                                       367,653            333,872
      89,379      PUTNAM MUN OPPORTUITIES TR                                             1,036,095            964,399
     123,800      SELIGMAN SELECT MUN FD INC                                             1,239,178          1,171,148
       8,400      VAN KAMPEN MERRITT                                                       120,069            116,508
      35,900      VAN KAMPEN MERRITT ADVANTAGE                                             443,969            424,697
      44,100      VAN KAMPEN MERRITT PA                                                    618,549            563,157
      36,977      VAN KAMPEN MERRITT TR INVT                                               544,534            513,980
      22,000      WESTERN ASSET MGNT MUNS FD INC                                           240,488            239,140
      41,778      WESTERN ASSET PARTNERS FD INC                                            538,993            520,136
      12,700      WESTERN INTER MUNI FD INC                                                111,045            108,331
                                                                                    --------------    ---------------
                                                                                        23,650,187         21,961,695          6.03%

               Municipal bonds:
     950,000      ABILENE TX HLTH FACS DEV CORP            11/15/2028      5.500           950,045            921,510
   1,000,000      ADAMS CNTY NE HOSP AUTH                  12/15/2028      5.500         1,023,080          1,019,950
     300,000      AGUA CAIENTE BAND                          7/1/2008      4.600           300,000            300,006
     575,000      AJCKSONVILLE FL ECONOMIC DEV               9/1/2017      6.000           575,000            576,351
     200,000      ALABAMA SPL CARE FACS FING                11/1/2019      5.000           209,737            204,626
   1,000,000      ALABAMA ST UNIV REV                        8/1/2028      5.250         1,041,194          1,003,220
     350,000      ALASKA INDL DEV + EXPT AUTH               12/1/2010      5.400           350,000            346,717
     250,000      ALASKA INDL DEV + EXPT AUTH CM            12/1/2011      5.450           250,000            246,760
     250,000      ALASKA STHSG FIN CORP                     12/1/2030      5.000           259,143            247,993
   2,000,000      ALASKA STHSG FIN CORP                     12/1/2034      5.250         2,010,180          2,015,180
     275,000      ALBANY NYINDL DEV AGY CIVIC                5/1/2016      6.500           275,000            227,763
     250,000      ALBANY NYINDL DEV AGY CIVIC                4/1/2020      5.000           255,328            238,743
     255,000      ALEXANDRIA VA INDL DEV AUTH               2/15/2024      5.375           255,947            255,306

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                    Security                      date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
     500,000      ALEXANDRIA VA REDEV + HSG AUTH            10/1/2029      6.125           528,314            511,305
     340,000      ALLEGHENYCNTY PA HOSP DEV                  4/1/2009      3.500           338,760            339,459
     350,000      ALLEGHENYCNTY PA HOSP DEV                  4/1/2010      3.875           346,948            348,810
     250,000      AMHERST NY INDL DEV AGY CIVICF             1/1/2013      4.875           250,000            240,405
     500,000      ANDERSON IN ECONOMIC DEV REV              10/1/2021      4.750           495,613            459,030
     250,000      ANNAWAN IL TAX INCREMENT REV               1/1/2018      5.625           250,000            230,358
     440,000      ARBOR GREENE CMNTY DEV DIST FL             5/1/2019      5.000           448,464            429,370
     500,000      ARIZONA HEALTH FACS AUTH                  10/1/2010      4.750           500,000            493,515
     779,080      ARIZONA HEALTH FACS AUTH REV               7/1/2027      5.250           793,708            763,296
   1,750,000      ARLINGTONTX SPL OBLIG                     8/15/2034      5.000         1,880,870          1,797,915
     400,000      ASHEVILLEN C CTFS PARTN                    6/1/2018      5.125           405,730            402,512
     375,000      ATLANTA GA DEV AUTH REV                    1/1/2031      5.000           383,899            365,606
     900,000      ATLANTA GA TAX ALLOCATION                  1/1/2020      5.400           894,381            850,950
     275,000      ATLANTIC BEACH FL HEALTH CARE             10/1/2010      5.375           276,480            273,097
     650,000      ATOKA CNTY OK                             10/1/2018      5.875           641,855            612,216
     375,000      AUSTIN TX                                  1/1/2009      6.000           377,485            378,296
      50,000      AUSTIN TXUTIL SYS REV                     5/15/2018      5.250            50,088             50,071
     500,000      AUSTIN TXWTR + WASTEWATER SYS             5/15/2027      5.125           516,263            506,190
     400,000      AVE MARIASTEWARDSHIP CMNTY                11/1/2012      4.800           399,617            367,464
     735,000      BADGER TOB ASSET SECURITIZATIO             6/1/2017      6.000           763,122            736,477
     345,000      BADGER TOB ASSET SECURITIZATIO             6/1/2027      6.125           352,307            340,760
     150,000      BANSON COMM PK CMNTY IMPT                  6/1/2010      5.000           149,318            151,016
     250,000      BAPTIST RD RRAL TRANSN AUTH CO            12/1/2017      4.800           250,000            227,413
      50,000      BAY AREA GOVT ASSOC CA REV               12/15/2014      6.000            51,312             50,852
     570,000      BEDFORD PARK IL TAX INCREMENT              1/1/2012      4.625           568,182            560,874
     495,000      BELMONT CMNTY DEV DIST FL                 11/1/2014      5.125           494,318            442,842
      75,000      BENTON HARBOR MI CHARTER                   5/1/2009     10.000            75,000             73,224
     500,000      BERKELEY CNTY S C SCH DIST INS            12/1/2019      5.250           521,048            511,560
     500,000      BERKELEY CNTY SC SCH DIST                 12/1/2024      5.250           517,825            505,375
     750,000      BERKELEY CNTY SC SCH DIST                 12/1/2020      5.000           760,334            756,638
     300,000      BEXAR CNTY TX HLTH FACS DEVCP              7/1/2027      5.000           309,422            277,458
     250,000      BEXAR CNTY TX HSG FIN CORP                12/1/2021      6.500           269,281            255,638
     835,000      BEXAR CNTY TX HSG FIN CORP MF              4/1/2030      9.000           832,419            689,802
     250,000      BEXAR CNTY TX HSG FIN CORP MF              8/1/2030      6.100           252,409            257,618
     590,000      BEXAR CNTY TX HSG FIN CORP MF              8/1/2030      8.125           568,792            512,374
     190,000      BEXAR CNTY TX HSG FIN CORP MF              6/1/2011      5.500           188,202            179,170
   1,005,000      BEXAR CNTY TX HSG FIN CORP MF (b)          6/1/2031     10.500         1,005,000            554,036
     485,000      BEXAR CNTY TX HSG FIN CORP MF             9/15/2021      8.750           485,000            496,533
     965,000      BEXAR CNTY TX HSG FIN CORP MF (b)         12/1/2036      9.250           941,298            918,236
     590,000      BEXAR CNTY TX REV                         8/15/2022      5.750           617,395            617,895
     650,000      BI STATE DEV AGY MO IL MET                10/1/2033      5.250           653,566            651,430
     350,000      BIRMINGHAM BAPTIST MED CTR AL            11/15/2030      5.000           357,776            305,627
     140,000      BIRMINGHAM SOUTHERN COLLEGE AL            12/1/2025      6.125           142,845            135,912
     500,000      BIRMINGHAM SOUTHERN COLLEGE AL            12/1/2019      5.350           505,360            473,975
     350,000      BISHOP INTL ARPT AUTH MI                  12/1/2017      5.125           346,527            337,817
     500,000      BISMARCK STATE COLLEGE                     4/1/2032      5.010           509,027            485,155
     300,000      BLOUNT CNTY TN HEALTH + EDL                4/1/2012      4.750           299,373            291,057
     250,000      BLUE ASH OH TAX INCREMENT                 12/1/2021      5.000           253,334            235,990
     500,000      BOONE CNTY IND REDEV DIST TAX              8/1/2023      5.375           506,143            500,745
     750,000      BOONE CNTY IND REDEV DIST TAX              8/1/2028      5.000           740,611            709,065
     500,000      BOONE CNTY MO HOSP REV                     8/1/2028      5.750           519,342            520,750
     750,000      BRAZOS CNTY TX HEALTH FAC DEV              1/1/2032      5.375           772,649            729,045
     500,000      BRAZOS CNTY TX HEALTH FAC DEV              1/1/2033      5.500           506,123            501,525
     400,000      BRAZOS RIV TX HBR NAV DIST                5/15/2033      1.000           400,000            348,148
     650,000      BREMER CNTY IA RETIREMENT FAC            11/15/2030      4.500           650,000            647,524
     500,000      BREVARD CNTY FL HEALTH FACS                4/1/2036      5.000           465,954            459,930

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                    Security                      date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
     256,000      BRIDGEVILLE DEL SPL OBLIG                  7/1/2035      5.125           256,000            225,149
     250,000      BROWNSBURG IND REDEV AUTH ECON             2/1/2029      4.700           250,000            236,118
     250,000      BROWNSBURG IND REV AUTH                    8/1/2024      4.625           250,000            242,400
      75,000      BROWNSVILLE TX (c)                        2/15/2011      4.890            65,461             65,001
     970,000      BUCKEYE OH TOB SETTLEMENT                  6/1/2024      5.125           929,524            879,984
     165,000      BULLHEAD CITY AZ SPL ASSMT                 1/1/2010      6.100           165,876            166,437
     250,000      BURKE CNTY GA DEV AUTH POLLUTN            10/1/2032      4.375           250,000            252,403
     750,000      BURLINGTON KS POLLUTN CTL REV              6/1/2031      5.300           759,472            744,068
     395,000      BUTLER CNTY PA                            10/1/2034      4.690           395,000            323,900
     365,000      CALIFORNIA CMNTYS HSG FIN AGY             10/1/2011      5.000           364,533            348,798
     180,000      CALIFORNIA CMNTYS HSG FIN AGY             12/1/2011      5.000           179,759            170,395
     150,000      CALIFORNIA CMNTYS HSG FIN AGY              8/1/2012      4.650           149,753            141,695
     260,000      CALIFORNIA CMNTYS HSG FIN AGY             11/1/2012      4.850           259,151            245,508
     165,000      CALIFORNIA CNTY                            6/1/2023      5.625           158,016            160,053
     500,000      CALIFORNIA CNTY CA                         6/1/2036      5.000           494,792            399,075
     180,000      CALIFORNIA CNTY CA TOB SECTZTN             6/1/2021      4.500           177,741            162,418
     330,000      CALIFORNIA CNTY CALIF TOB                  6/1/2019      4.750           319,739            317,361
     500,000      CALIFORNIA HEALTH FACS FING                4/1/2010      5.300           509,098            512,060
     500,000      CALIFORNIA HEALTH FACS FING                7/1/2022      5.125           500,000            498,270
     500,000      CALIFORNIA HEALTH FACS FING AU             3/1/2033      5.000           506,196            470,925
     750,000      CALIFORNIA MUN FIN AUTH ED REV             6/1/2026      5.250           744,201            689,100
      40,000      CALIFORNIA ST                             10/1/2020      5.250            41,046             40,187
     120,000      CALIFORNIA ST DEPT WTR RES CEN            12/1/2027      5.375           125,302            120,133
     995,000      CALIFORNIA STATEWIDE CMNTY DEV           11/20/2036      6.150         1,059,177          1,066,232
     350,000      CALIFORNIA STATEWIDE CMNTYS                9/1/2029      6.000           350,000            336,004
     750,000      CALIFORNIA STATEWIDE CMNTYS                4/1/2037      5.125           758,113            666,143
     750,000      CALIFORNIA STATEWIDE CMNTYS                6/1/2017      5.400           747,338            738,255
     750,000      CALIFORNIA STATEWIDE CMNTYS                3/1/2035      5.000           757,433            703,275
     350,000      CAMBRIDGEPA AREA JT AUTH                  12/1/2028      5.625           341,488            348,173
     500,000      CAMERON TX ED CORP REV                    8/15/2021      5.000           495,714            450,565
      80,000      CAPE GIRARDEAU CNTY MO INDL                6/1/2032      5.750            83,023             76,496
     750,000      CAPITAL TR AGY FL MULTIFAMILY              6/1/2038      5.875           763,570            616,418
     410,000      CAPITAL TR AGY FLA MULTIFAMILY             6/1/2013      4.750           410,000            375,568
   1,367,995      CARLSBAD NM INDL DEV REV                  4/15/2021      5.750         1,408,809          1,351,415
     105,000      CARSON CITY NV HOSP REV                    9/1/2031      5.750           109,520            114,303
     125,000      CARSON CITY NV HOSP REV                    9/1/2031      5.750           130,381            124,040
     750,000      CARTHAGE MO HOSP REV                       4/1/2010      4.500           741,945            729,488
     245,000      CATTARAUGUS CNTY NY INDL DEV               8/1/2023      5.250           253,911            247,685
   1,000,000      CENTER UNIV SCH DIST CA (c)                8/1/2031      6.074           251,284            257,960
     755,000      CENTRAL FALLS RI DETENTION FAC            1/15/2009      6.000           755,000            751,731
     305,000      CENTRAL NINE IN CAREER CTR BLG            1/15/2015      5.500           322,993            326,390
     140,000      CHANDLER PARK ACADEMY MICH PUB            11/1/2022      5.000           133,576            127,092
     270,000      CHARLESTON CNTY SC HOSP FACS              10/1/2019      5.500           277,822            274,101
     400,000      CHARTIERSVALLEY PA INDL +                 8/15/2012      5.000           397,781            403,264
     200,000      CHATHAM CNTY GA HOSP AUTH REV              1/1/2016      5.250           200,857            202,278
     500,000      CHATHAM CNTY GA HOSP AUTH REV              1/1/2034      5.500           521,154            427,935
     500,000      CHEROKEE NATION OK HLTHCARE               12/1/2021      4.600           500,000            429,325
     450,000      CHESTERFIELD CNTY VA INDL DEV              7/1/2019      5.200           413,813            457,421
     250,000      CHESTERFIELD CNTY VA INDL DEV              6/1/2017      5.875           256,382            263,528
      20,000      CHICAGO IL MET HSG DEV CORP                7/1/2022      6.850            20,617             20,684
   1,000,000      CHICAGO IL TAX INCREMENT                  12/1/2008      6.500           997,472          1,009,750
     750,000      CHICKASAWNATION OK                        12/1/2017      5.375           750,000            737,633
     500,000      CITIZEN POTAWATOMI NATION OK               9/1/2016      6.500           500,000            514,700
     250,000      CLARK CNTY NV ECONOMIC DEV REV            5/15/2033      5.375           254,429            250,038
     455,000      CLARK CNTY NV IMPT DIST                    2/1/2019      5.000           456,858            408,312
     500,000      CLARK CNTY NV POLLUTN CTL REV             10/1/2011      5.300           500,000            494,265

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

     Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                           Percent
                                                            Maturity      Coupon                           Fair              of
 Par/Shares                   Security                        date         rate          Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    -----------
     480,000      CLEVELANDCUYAHOGA CNTY OH                 5/15/2023      5.250           480,000            452,299
     750,000      CO HSG FIN AUTH SINGLE FAMILY             11/1/2034      5.000           750,124            743,655
     195,000      COLORADO EDL + CULTURAL FACS              6/15/2012      4.625           192,584            193,709
     300,000      COLORADO HEALTH FACS AUTH                11/15/2020      5.120           296,596            301,503
     295,000      COLORADO HEALTH FACS AUTH REV             12/1/2008      4.400           294,638            296,062
      95,000      COLORADO HEALTH FACS AUTH REV             12/1/2010      6.250            95,000             99,456
     600,000      COLORADO HEALTH FACS AUTH REV             9/15/2022      5.000           593,345            557,760
     750,000      COMPARK BUSINESS CAMPUS                   12/1/2027      5.750           766,330            774,173
     270,000      CONCORDE ESTATES CMNTY DEV DIS             5/1/2011      5.000           269,290            258,263
     250,000      CONNECTICUT ST                             7/1/2025      5.000           254,716            244,678
   1,670,000      CONNECTICUT ST DEV AUTH POLLTN             9/1/2028      5.850         1,707,761          1,690,341
   1,250,000      CONNECTICUT ST DEV AUTH POLLTN             9/1/2028      5.850         1,322,503          1,265,225
     500,000      CONNECTICUT ST HLTH + EDL FAC              7/1/2015      5.250           504,772            500,985
     400,000      CONNERTONW CMNTY DEV DIST FL               5/1/2016      5.125           399,330            351,456
     400,000      COOK CNTYILL SCH DIST NO 148              12/1/2027      4.500           369,480            382,016
     225,000      COOLIDGE AZ UNI SCH DIST                  10/1/2010      4.150           224,520            225,173
     250,000      CORALVILLE IA                              6/1/2018      5.000           248,060            257,128
     638,000      CORTLAND IL SPL TAX REV                    3/1/2017      5.500           632,606            600,626
     100,000      COW CREEKBAND UMPQUA TRIBE                 5/1/2035      5.000           100,000             99,690
   1,070,000      CROW FIN AUTH MINN TRIBAL PUR             10/1/2017      5.650         1,019,710          1,089,849
     478,000      DALLAS TXHSG FIN CORP                    10/20/2032      6.750           493,009            502,273
     225,000      DALTON GADEV AUTH REV                     8/15/2026      5.250           227,011            226,472
     246,627      DENHAM SPRINGS LIVN HSG + MTG             11/1/2040      5.000           256,826            240,387
     750,000      DENVER COCONVENTION CTR                   12/1/2026      5.125           783,328            706,065
     500,000      DENVER COLO CONVENTION CTR                12/1/2030      5.000           512,902            454,815
     585,000      DETROIT CMNTY HIGH SCH MI                 11/1/2010      5.000           585,000            584,895
     500,000      DETROIT LAKES MN HSG + HEALTH              8/1/2034      4.250           500,000            499,245
     750,000      DETROIT MI                                 4/1/2020      5.250           755,509            740,753
     500,000      DINUBA CAFING AUTH LEASE REV               9/1/2038      5.375           494,455            448,020
   1,250,000      DIRECTOR ST NV DEPT BUSINESS             11/15/2014      6.000         1,236,926            847,563
   1,500,000      DISTRICT COLUMBIA HOSP REV                8/15/2019      5.250         1,527,475          1,527,060
     500,000      DISTRICT COLUMBIA REV                      6/1/2026      5.000           511,359            435,850
     500,000      DORCHESTER CNTY S C SCH DIST              12/1/2029      5.250           505,519            493,645
     465,000      DURBIN CROSSING CMNTY DEV                 11/1/2010      4.875           464,712            440,513
     500,000      E 470 PUBHWY AUTH CO REV                   9/1/2024      5.500           507,715            509,740
     240,000      EAST BATON ROUGE LA MTG FIN               10/1/2024      4.625           240,000            235,546
     990,000      EAST POINT GA                              2/1/2026      8.000         1,125,818          1,060,181
     150,000      EAST ROCHESTER NY HSG AUTH REV            8/15/2028      5.250           157,776            153,471
     800,000      EDEN PRAIRIE MN MLT FAM HSG               2/20/2043      6.200           874,208            847,160
     300,000      EL PASO CNTY TEX HSG FIN CORP             12/1/2015      7.000           300,000            300,003
     500,000      ELKHART CNTY IN HOSP AUTH REV             8/15/2020      5.250           507,668            497,750
     500,000      ERIE CNTYOH HOSP FACS REV                 8/15/2013      6.000           532,399            535,590
   1,750,000      ERIE CNTYOH HOSP FACS REV                 8/15/2032      5.625         1,768,629          1,759,538
     500,000      ESTHERVILLE IA HOSP REV                    7/1/2020      6.300           507,998            517,205
   2,978,370      FARGO N DUNIV FACS REV                   11/29/2027      5.110         3,015,759          2,917,194
     500,000      FARMINGTON N MEX HOSP REV                  6/1/2022      5.000           510,072            475,880
     750,000      FARMINGTON NM POLLUTN CTL REV             12/1/2016      5.700           754,364            759,293
     250,000      FARMINGTON NM POLLUTN CTL REV             12/1/2016      6.300           251,235            248,008
     170,000      FARMINGTON NM POLLUTN CTL REV              4/1/2022      5.800           173,458            167,062
     747,000      FARMS NEWKENT VA                           3/1/2036      5.125           747,000            546,311
     250,000      FIDDELERSBUSINESS IMPT DIST               12/1/2032      5.000           250,324            214,875
     315,000      FIDDLERS CREEK CMNTY DEV DIST              5/1/2013      5.750           313,351            304,350
     400,000      FLAGSTAFFAZ                                1/1/2022      5.000           401,425            400,400
     700,000      FLORIDA ST BRD ED CAP OUTLAY               6/1/2021      4.750           704,889            700,203
   1,185,000      FOREST CREEK CMNTY DEV DIST                5/1/2011      4.850         1,184,197          1,110,416
     250,000      FORT BENDCNTY TX LEVEE IMPT                9/1/2032      5.000           250,229            231,178

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                           Percent
                                                            Maturity      Coupon                          Fair                of
 Par/Shares                   Security                        date         rate          Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    -----------
   1,000,000      FORT ML SC SCH FACS CORP                  12/1/2029      5.250           992,522            961,420
     500,000      FORT ML SC SCH FACS CORP                  12/1/2030      5.250           496,884            479,015
     500,000      FRUITA COREV                               1/1/2018      7.000           500,000            504,655
     500,000      FULTON CNTY GA DEV AUTH                   11/1/2028      5.250           492,288            425,730
     300,000      FULTON CNTY PA INDL DEV AUTH               7/1/2009      5.300           299,818            298,866
     330,000      FULTON CNTY PA INDL DEV AUTH               7/1/2011      5.375           329,396            326,344
     325,000      GALVESTONCNTY TX HEALTH FACS              11/1/2014      5.000           330,936            325,543
   1,000,000      GALVESTONCNTY TX MUN UTIL                 8/13/2008      6.000         1,000,000          1,004,820
     500,000      GARDEN GROVE CA CTFS PARTN                 8/1/2023      5.700           512,945            502,025
     315,000      GATEWAY SVCS CMNTY DEV DIST FL             5/1/2010      5.500           313,749            310,477
     400,000      GEISINGERAUTH PA HLTH SYS REV              5/1/2037      5.700           400,000            315,600
     355,000      GENESEE CNTY NY INDL DEV                  12/1/2014      4.750           355,000            330,998
      15,000      GEORGIA MUN ELEC AUTH PWR REV (c)          1/1/2012      4.743            12,422             12,300
     250,000      GEORGIA ST HSG FIN AUTH REV                6/1/2025      4.500           234,469            243,575
   1,000,000      GOLDEN ST                                  6/1/2047      5.125           846,536            764,270
   1,000,000      GOLDEN STTOB SECURITIZATION (c)            6/1/2022      1.294           835,629            838,470
     250,000      GOSHEN INREDEV DIST TAX                    1/1/2028      5.875           250,000            246,860
   2,000,000      GRAND FORKS ND HLTH CARE SYS              8/15/2027      5.625         2,010,923          2,000,060
     225,000      GRAVOIS BLUFFS TRANSN DEV MO               5/1/2018      4.000           223,186            222,485
     250,000      GRAVOIS BLUFFS TRANSN DEV MO               5/1/2032      4.750           225,138            216,335
     495,000      GROVE CITY PA AREA HOSP AUTH               7/1/2012      5.250           493,630            495,005
     250,000      GROVE CITY PA AREA HOSP AUTH               7/1/2012      5.250           251,297            250,003
     750,000      HAMILTON CNTY OH HEALTH CARE               1/1/2037      5.000           625,897            625,095
     500,000      HAMMOND IND REDEV DIST REV                1/15/2017      6.000           500,000            487,135
     320,000      HARRIS CNTY TEX MUN UTIL DIST              9/1/2018      5.000           320,742            318,970
     500,000      HARRIS CNTY TX HEALTH FACS               11/15/2032      5.000           483,562            500,370
     300,000      HARRISBURG PA AUTH UNIV REV                9/1/2016      5.400           300,000            297,342
     250,000      HARRISONVILLE MO ANNUAL                   11/1/2028      4.625           241,824            226,100
   1,000,000      HARTLAND MI CONS SCH DIST                  5/1/2029      5.125         1,022,687          1,010,360
     500,000      HARVEY CNTY KS SCH DIST 373                9/1/2023      5.000           499,250            504,730
     350,000      HARVEY IL                                 12/1/2027      5.500           359,284            334,117
     360,000      HEALTH CARE AUTH FOR BAPTIST H           11/15/2018      5.000           371,985            355,680
   1,500,000      HENDERSONNV LOC IMPT DISTS                 9/1/2010      4.500         1,500,000          1,410,720
     110,000      HERITAGE ISLE AT VIERA CMNTY              11/1/2009      5.000           109,961            107,945
     190,000      HERITAGE ISLE AT VIERA CMNTY              11/1/2013      5.000           189,620            174,053
     255,000      HIGHLANDSCNTY FLA HEALTH FACS            11/15/2027      5.000           257,839            247,592
     500,000      HILLSBOROUGH CNTY FL INDL DEV             10/1/2024      5.250           512,335            500,410
     500,000      HIMALAYA WTR + SANTN DIST CO              12/1/2035      5.000           513,438            473,585
     500,000      HOPKINS CNTY TX HOSP DIST HOSP            2/15/2023      5.500           487,221            484,830
     400,000      HOUMA TERR PUB TR FINAUTH LA              12/1/2040      5.150           418,479            389,528
     250,000      HOWARD CNTY MD RETIREMENT                  4/1/2027      5.250           256,340            215,413
     750,000      HUNTSVILLE AL HEALTH CARE AUTH             6/1/2022      5.625           785,433            763,643
     400,000      HUNTSVILLE REDSTONE VLG AL                 1/1/2015      5.250           400,000            383,212
     500,000      HURON CNTY OH HOSP FACS REV               12/1/2022      5.000           502,123            490,915
     120,000      IDAHO HEALTH FACS AUTH HOSP                8/1/2009      5.750           120,298            119,020
     110,000      IDAHO HEALTH FACS AUTH HOSP                8/1/2010      6.000           110,403            108,841
     245,000      IDAHO HSG+ FIN ASSN                        8/1/2017      6.250           245,000            224,986
     240,000      IDAHO HSG+ FIN ASSN NON PROFI              8/1/2010      5.750           240,000            234,773
     250,000      IDAHO HSG+ FIN ASSN NONPROFIT              6/1/2021      5.500           250,000            243,565
     250,000      IDAHO HSGFIN ASSN NONPROFIT               12/1/2018      5.500           247,054            240,313
     170,000      ILLINOIS DEV FIN AUTH POLLUTN              2/1/2024      5.700           174,253            170,007
     730,000      ILLINOIS DEV FIN AUTH POLLUTN              3/1/2014      5.500           737,480            707,334
     100,000      ILLINOIS DEV FIN AUTH REV                  7/1/2008      5.800           100,000            100,006
     240,000      ILLINOIS DEV FIN AUTH REV                  7/1/2009      5.900           241,200            241,226
     475,000      ILLINOIS DEV FIN AUTH REV                  7/1/2019      6.050           477,026            477,427
     250,000      ILLINOIS DEV FIN AUTH REV                 5/15/2021      5.500           259,579            252,778

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                           Percent
                                                            Maturity      Coupon                           Fair              of
 Par/Shares                   Security                        date         rate          Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    -----------
     500,000      ILLINOIS EDL FACS AUTH REVS                8/1/2017      5.250           507,246            507,505
     500,000      ILLINOIS EDL FACS AUTH REVS               10/1/2032      5.700           501,743            503,700
     500,000      ILLINOIS FIN                              3/15/2027      5.000           523,497            501,365
     400,000      ILLINOIS FIN                             11/15/2016      5.400           395,991            385,904
     500,000      ILLINOIS FIN AUTH ED REV                   9/1/2027      5.000           508,792            405,480
     875,000      ILLINOIS FIN AUTH REV                      2/1/2037      5.250           873,195            827,978
     500,000      ILLINOIS FIN AUTH REV                     2/15/2038      5.875           506,207            437,780
     500,000      ILLINOIS FIN AUTH REV                    11/15/2016      5.000           513,759            483,045
     650,000      ILLINOIS FIN AUTH REV                     5/15/2015      5.250           659,332            609,239
     250,000      ILLINOIS FIN AUTH REV                     5/15/2038      5.750           257,361            214,358
     500,000      ILLINOIS FIN AUTH REV                     5/15/2012      5.100           498,255            486,105
     750,000      ILLINOIS FIN AUTH REV                    11/15/2035      5.000           750,000            736,568
     250,000      ILLINOIS FIN AUTH REV                     12/1/2021      5.000           256,374            229,003
     150,000      ILLINOIS FIN AUTH REV                     12/1/2036      5.000           151,944            123,414
     375,000      ILLINOIS FIN AUTH REV                      4/1/2026      5.000           381,873            363,386
     610,000      ILLINOIS FIN AUTH REV                     8/15/2026      6.000           625,454            570,057
     600,000      ILLINOIS FIN AUTH REV                     5/15/2012      5.250           603,089            581,286
     750,000      ILLINOIS FIN AUTH REV                     5/15/2026      5.750           727,131            668,108
   1,250,000      ILLINOIS FIN AUTH REV                    11/15/2022      5.250         1,247,400          1,250,838
     250,000      ILLINOIS FIN AUTH REV                    11/15/2026      5.750           252,692            257,838
     500,000      ILLINOIS FIN AUTH REV                     5/15/2029      5.250           507,707            506,505
     350,000      ILLINOIS FIN AUTH REV                     8/15/2023      6.000           366,179            365,355
     440,000      ILLINOIS FIN AUTH SPORTS FAC              12/1/2035      7.000           436,597            410,912
   1,000,000      ILLINOIS FN AUTH REV                     11/15/2026      5.250           968,289            911,920
   1,095,000      ILLINOIS HEALTH FACS AUTH REV             5/15/2032      5.500         1,123,578          1,043,239
     500,000      ILLINOIS HEALTH FACS AUTH REV              7/1/2033      6.000           524,702            512,450
   2,100,000      ILLINOIS HEALTH FACS AUTH REV             8/15/2033      5.100         2,160,968          2,085,174
     500,000      ILLINOIS HEALTH FACS AUTH REV             2/15/2037      5.150           502,039            497,005
     500,000      ILLINOIS HSG DEV AUTH                      7/1/2028      4.800           500,000            477,705
     250,000      ILLINOIS ST SALES TAX REV                 6/15/2009      5.000           251,676            250,603
     750,000      ILLNOIS FIN AUTH SPORTS FAC RE            10/1/2027      6.125           729,353            704,025
     500,000      ILLNOIS FIN AUTH SPORTS FAC RE            10/1/2037      6.250           483,714            452,660
     250,000      INDEPENDENCE CNTY AR POLLUTN               7/1/2022      4.900           250,000            244,550
     500,000      INDIANA HEALTH + EDL FAC                  2/15/2036      5.250           503,160            476,860
     750,000      INDIANA HEALTH + EDL FAC                   3/1/2022      5.500           761,815            717,983
     250,000      INDIANA HEALTH + EDL FAC FING            11/15/2025      5.250           255,341            247,735
     620,000      INDIANA HLTH FAC FING AUTH REV            8/15/2009      4.750           608,367            628,903
     190,000      INDIANA HLTH FAC FING AUTH REV            8/15/2018      5.000           171,349            188,353
     350,000      INDIANA HLTH FAC HOSP REV                 2/15/2018      5.250           359,565            351,491
     300,000      INDIANA HLTH FAC HOSP REV                  1/1/2023      6.000           306,258            300,174
     280,000      INDIANA ST DEV FIN AUTH POLLUT             3/1/2030      5.000           280,977            275,974
     500,000      INDIANIA HEALTH EDL FAC FING             11/15/2035      5.250           475,005            477,625
     250,000      INDUSTRY CA URBAN DEV AGY                  5/1/2021      4.750           254,611            249,035
     300,000      INTERCOMMUNITY HOSP AUTH CA CT            11/1/2019      5.250           311,373            283,665
     200,000      INTERLOCKEN MET DIST CO                  12/15/2019      5.750           205,379            208,760
     300,000      INTERLOCKEN MT CIST CO                   12/15/2019      5.750           317,849            313,140
   2,500,000      INTERMEDIATE SCH DIST 287 MN              11/1/2032      5.295         2,750,846          2,198,975
   1,021,080      INTERMEIDIATE SCH DIST 287 MN              1/1/2028      5.460         1,042,368            940,037
     200,000      IOWA FIN AUTH RETIREMENT CMNTY           11/15/2009      4.250           199,341            195,588
     200,000      IOWA FIN AUTH RETIREMENT CMNTY           11/15/2011      4.750           198,462            193,040
     200,000      IOWA FIN AUTH SR HSG REV                  11/1/2011      5.000           200,000            193,812
     400,000      IOWA FIN AUTH SR HSG REV                  12/1/2014      5.000           397,153            380,664
     500,000      IOWA FIN AUTH SR LIVING FAC              11/15/2027      5.500           511,387            398,855
     500,000      JACKSONVILLE FL HLTH FACS REV             11/1/2022      5.000           494,935            482,115
   1,000,000      JACKSONVILLE FL HLTH FACS REV             11/1/2027      5.000           955,843            940,860
     245,000      JEFFERSONPARISH LA FIN AUTH                6/1/2033      5.000           258,437            242,099

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                           Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                   Security                       date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
     250,000      JEFFERSONPARISH LA FIN AUTH               12/1/2048      5.700           263,520            252,238
   1,750,000      JEFFERSONPARISH LA FIN AUTH R              6/1/2038      5.000         1,846,856          1,601,880
     250,000      JOHNSON CITY TN HEALTH + EDL              2/15/2009      4.500           249,618            248,145
     700,000      JOPLIN MOINDL DEV AUTH                    5/15/2017      5.500           709,758            658,917
     265,000      JUBAN PARK CMNTY DEV DIST LA              10/1/2014      5.150           265,000            250,796
   1,500,000      KALISPEL TRIBE INDIANS WA                  1/1/2016      6.200         1,500,000          1,440,420
     250,000      KANSAS CITY MO TAX INCREMENT               3/1/2012      5.000           248,752            248,950
   1,000,000      KENT HOSPFIN AUTH MICH REV                 7/1/2035      6.000         1,064,756            940,370
     250,000      KENTWOOD MI ECONOMIC DEV                 11/15/2014      5.250           248,236            251,733
     500,000      KENTWOOD MI ECONOMIC DEV                 11/15/2026      5.250           507,425            461,695
     250,000      KENTWOOD MI ECONOMIC DEV                 11/15/2036      5.375           260,845            221,085
   2,750,000      KERRVILLETEX HEALTH FACS                  8/15/2035      5.450         2,739,492          2,510,778
     350,000      KLICKITATCNTY WA PUB HOSP                 12/1/2020      6.000           350,000            339,416
     500,000      KNOX CNTYTN HEALTH EDL + HSG               4/1/2027      5.250           515,903            490,025
     400,000      KRONENWETTER WI                            3/1/2017      5.000           404,486            401,688
   2,000,000      KRONENWETTER WIS REDEV AUTH                5/1/2011      4.500         2,022,006          2,004,720
     500,000      LA VERNIATX HIGHER ED FIN COR             2/15/2018      6.000           500,000            494,035
   2,087,000      LAFAYETTELA PUB TR FING AUTH               1/1/2041      5.350         2,154,115          2,095,640
     430,000      LAKE ASHTON II CMNTY DEV DIST             11/1/2010      4.875           430,454            413,114
     650,000      LAKELAND FL HOSP SYS REV                 11/15/2032      5.000           661,481            607,438
     250,000      LAKELAND FL RETIREMENT CMNTY               1/1/2019      5.875           250,000            249,710
     250,000      LANCASTERCNTY PA HOSP AUTH                11/1/2026      5.000           261,563            241,255
     500,000      LANCASTERCNTY PA HOSP AUTH                 7/1/2022      6.100           498,578            487,570
     400,000      LANCASTERCNTY PA HOSP AUTH                 7/1/2012      5.200           399,701            403,924
     400,000      LANGSTON OK ECONOMIC DEV AUTH              5/1/2026      5.250           414,070            370,064
     500,000      LEANDER TX INDPT SCH DIST (c)             8/15/2021      5.039           260,228            259,165
     250,000      LEBANON CNTY PA HEALTH FACS              12/15/2008      4.000           250,000            248,955
     250,000      LEE CNTY FL INDL DEV AUTH                11/15/2029      5.000           255,924            211,215
     750,000      LEE CNTY FL INDL DEV AUTH REV             6/15/2027      5.250           754,732            627,488
     350,000      LEE CNTY FL WTR + SWR REV                 10/1/2027      5.000           353,965            354,326
     400,000      LEE CNTY S C SCH FACS INC                 12/1/2031      6.000           410,335            412,748
     250,000      LEHIGH CNTY PA GEN PURP AUTH              8/15/2042      1.000           250,000            182,250
     245,000      LEWIS CNTY WA PUB HOSP DIST               12/1/2011      6.000           246,201            245,456
      45,000      LEWISVILLE TX INDPT SCH DIST              8/15/2025      5.000            45,764             45,621
     550,000      LOMBARD IL PUB FACS CORP                   1/1/2030      5.500           580,245            457,655
   1,750,000      LOMBARD IL PUB FACS CORP                   1/1/2036      5.250         1,787,672          1,695,575
     500,000      LOMBARD IL PUB FACS CORP REV               1/1/2015      6.375           500,000            489,130
     300,000      LOMBARD ILL PUB FACS CORP                  1/1/2025      5.500           318,935            257,286
     250,000      LOMPOC CAHLTHCARE DIST                     8/1/2034      5.000           253,926            242,685
     320,000      LORAIN CNTY OH HOSP REV                    9/1/2016      5.625           325,199            327,139
     330,000      LORAIN CNTY OH HOSP REV                    9/1/2027      5.500           336,505            335,128
     500,000      LOS ANGELES CA HSG AUTH                    6/1/2029      5.000           518,189            478,105
     400,000      LOUDOUN CNTY VA DEV INDL AUTH              8/1/2028      5.000           400,000            399,260
   1,745,000      LOUISIANAHSG FIN AGY                      12/1/2038      5.700         1,849,803          1,766,062
     245,000      LOUISIANAHSG FIN AGY SINGLE               10/1/2022      4.800           245,000            246,583
     500,000      LOUISIANAHSG FIN AGY SINGLE                6/1/2039      5.600           518,067            510,645
     395,000      LOUISIANAHSG FIN AGY SINGLE F              6/1/2038      5.850           427,069            410,808
     400,000      LOUISIANALOC GOVT ENV FACS                11/1/2032      6.750           400,000            400,308
     485,000      LOUISIANALOC GOVT ENVIR FACS              6/20/2028      8.000           485,000            453,296
     500,000      LOUISIANAPUB FACS AUTH REV                 7/1/2024      5.250           504,560            508,225
     500,000      LOUISIANAPUB FACS AUTH REV                2/15/2036      1.000           500,000            400,000
     400,000      LOUISIANAPUB FACS AUTH REV                12/1/2015      6.500           411,291            400,412
     500,000      LOUISVILLE/JEFFERSON CNTY KY               5/1/2033      6.000           489,220            496,440
   1,000,000      LOWER COLO RIV AUTH TX REV                5/15/2037      5.750         1,038,999          1,034,890
     325,000      LUBBOCK TX HLTH FACS DEV CORP              7/1/2019      5.250           328,868            328,617
     250,000      LUBBOCK TX HLTH FACS DEV CORP              7/1/2023      5.000           252,018            250,048

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                   Security                       date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
      70,000      LUBBOCK TX HLTH FACS DEV CORP             1/20/2010      5.000            70,000             70,858
     140,000      LUBBOCK TX HLTH FACS DEV CORP             3/20/2012      5.000           140,000            144,813
     350,000      LUCAS CNTY OH HEALTH CARE FAC             8/15/2015      6.375           341,409            363,073
     689,672      LYONS CO REV                             11/30/2016      4.750           697,026            661,665
     250,000      MADEIRA CMNTY DEV DIST FL                 11/1/2014      5.250           249,454            219,540
     475,000      MADISON CNTY FL REV                        7/1/2025      6.000           467,535            441,831
     230,000      MADISON CNTY NY INDL DEV AGY               2/1/2017      4.500           226,289            216,368
     250,000      MAGNOLIA CREEK CMNTY DEV DIST              5/1/2014      5.600           250,000            228,235
     500,000      MAIN STR NAT GAS INC GA GAS               7/15/2017      5.500           482,702            486,565
   1,000,000      MALTA ILLTAX INCREMENT REV               12/30/2025      5.750         1,000,000            888,450
     500,000      MANCHESTER N H HSG + REDEV (c)             1/1/2020      5.248           270,066            254,155
     250,000      MANCHESTER NH HSG + REDEV                  1/1/2015      6.750           264,729            255,663
     647,000      MANHATTANIL                                3/1/2022      5.750           647,000            617,891
     500,000      MANITOWOCWI ELEC REV                      10/1/2034      5.250           514,369            501,280
     500,000      MAPLE GROVE MN HEALTH CARE REV             9/1/2029      5.000           505,704            482,370
     250,000      MARICOPA CNTY AZ INDL DEV                  1/1/2027      6.625           266,568            272,498
     100,000      MARION CNTY IN CNVTN + RECTL               6/1/2027      5.000           101,977             99,632
     750,000      MARKHAM IL                                 2/1/2018      4.750           730,242            713,588
     500,000      MARQUIS CMNTY DEV AUTH VA REV              9/1/2013      5.100           500,000            490,385
     215,000      MARYLAND ST ECONOMIC DEV CORP             12/1/2011      4.750           213,654            211,502
     750,000      MARYLAND ST HEALTH + HIGHER                1/1/2013      4.750           750,000            725,220
     250,000      MARYLAND ST HEALTH + HIGHER                1/1/2017      5.000           250,119            236,965
     250,000      MARYLAND ST HEALTH + HIGHER ED             1/1/2027      4.625           250,000            233,048
     500,000      MASHANTUCKET WSTRN PEQUOT                  9/1/2036      5.500           509,408            442,445
     250,000      MASSACHUSETTS ST                           5/1/2037      4.430           250,000            212,500
   1,500,000      MASSACHUSETTS ST COLLEGE BLDG              5/1/2039      5.375         1,569,572          1,533,840
     500,000      MASSACHUSETTS ST HEALTH + EDL             10/1/2017      6.000           507,624            511,855
     750,000      MASSACHUSETTS ST HEALTH + EDL              7/1/2016      5.500           764,410            754,733
   1,250,000      MASSACHUSETTS ST HEALTH EDL               1/15/2012      5.125         1,242,946          1,238,700
     500,000      MASSACHUSETTS ST HEALTH EDL                2/1/2028      5.375           508,370            494,900
     450,000      MASSACHUSETTS ST HLTH EDL FACS             7/1/2028      5.000           463,880            450,932
     350,000      MASSACHUSETTS ST HLTH EDL FACS           11/15/2009      5.125           352,039            355,292
     750,000      MASSACHUSETTS ST INDL FIN AGY             10/1/2023      5.000           769,768            760,680
     100,000      MASSACHUSETTS ST INDL FIN AGY              9/1/2017      5.450           101,043            101,541
     500,000      MASSACHUSETTS ST TPK AUTH MET              1/1/2017      5.125           509,313            505,565
     145,000      MASSACHUSETTS ST TPK AUTH MET              1/1/2027      5.000           147,336            145,191
     225,000      MASSACHUSETTS ST TPK AUTH MET              1/1/2029      5.250           231,798            225,153
     500,000      MASSACHUSETTSC ST DEV FIN AGY             10/1/2017      5.000           509,247            466,360
     265,000      MATAGORDACNTY TX NAV DIST 1                6/1/2026      5.250           271,160            269,304
      80,000      MATAGORDACNTY TX NAV DIST 1                6/1/2026      5.250            81,429             79,721
   1,000,000      MATTESON IL TAX INCREMENT REV             12/1/2009      4.250         1,000,000            988,550
   1,750,000      MC ALESTER OKLA PUB WKS AUTH (c)           2/1/2030      5.480           543,033            524,965
     200,000      MEAD VLG NE TAX INCREMENT REV              7/1/2012      5.125           200,000            182,084
     115,000      MECKLENBURG CNTY NC INDL FACS             12/1/2009      5.250           115,644            115,219
     500,000      MERRILLVILLE IN MLT SCH BLDG              7/15/2027      5.250           494,049            509,000
     500,000      MESQUITE TX HEALTH FACS DEV               2/15/2015      5.000           502,769            490,315
     855,000      MET GOVT NASHVILLE DAVIDSON TN (b)        6/20/2036     10.000           855,000            623,500
   1,835,000      MET GOVT NASHVILLE DAVIDSON TN           12/20/2040      7.500         1,835,000          1,692,898
   1,070,000      MET GOVT NASHVILLE DAVIDSON TN           12/20/2020      8.000         1,070,000          1,007,063
     300,000      METROPOLITAN PIER + EXPO IL               6/15/2012      5.250           306,268            300,570
     500,000      MIAMI BEACH FL HLTH FACS HOSP            11/15/2028      5.375           505,805            436,930
     500,000      MIAMI CNTY OH HOSP FACS REV               5/15/2018      5.250           511,770            497,685
     500,000      MIAMI DADE CNTY FL EXPWY                   7/1/2029      5.125           521,105            503,680
     250,000      MICH TOB STLMT FIN AUTH                    6/1/2022      5.125           240,944            229,763
     300,000      MICHIGAN PUB EDL FACS AUTH                 9/1/2022      5.000           300,000            271,212
     750,000      MICHIGAN PUB EDL FACS AUTH REV             9/1/2016      6.000           750,000            733,620

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                   Security                       date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
     500,000      MICHIGAN PUB EDL FACS AUTH REV            10/1/2023      6.250           500,000            483,505
   1,000,000      MICHIGAN ST BLDG AUTH REV (c)            10/15/2023      5.550           433,536            444,050
     175,000      MICHIGAN ST HOSP FIN AUTH REV              6/1/2028      5.000           178,299            168,789
     220,000      MICHIGAN ST HOSP FIN AUTH REV            11/15/2009      4.000           218,345            214,502
   1,000,000      MICHIGAN ST STRATEGIC FD                   9/1/2029      5.450         1,059,338          1,004,530
     250,000      MICHIGAN ST UNIV REVS                     2/15/2037      1.000           250,000            207,500
     500,000      MIDCITIESMET DIST NO 2 CO                 12/1/2030      5.125           500,700            484,120
   1,000,000      MIDLOTHIAN TEX DEV AUTH                  11/15/2016      5.000           996,571            978,080
     500,000      MILLSBORODE SPL OBLG                       7/1/2036      5.450           500,000            414,110
     750,000      MILWAUKEEWI REDEV AUTH REV                 8/1/2015      5.125           749,931            741,420
     615,529      MINNESOTAST HIGHER ED FACS                10/1/2016      4.493           620,734            603,760
   1,000,000      MISSISSIPPI DEV BK SPL                    10/1/2013      5.000         1,025,453          1,034,820
     500,000      MISSISSIPPI HOME CORP SINGLE              12/1/2039      5.050           500,000            479,475
     250,000      MISSOURI ST DEV FIN BRD FACS               4/1/2025      5.125           253,235            250,068
     500,000      MISSOURI ST DEV FIN BRD FACS               4/1/2028      4.750           484,385            472,390
     500,000      MISSOURI ST HLTH + EDL FAC AUT             2/1/2018      4.875           512,507            479,810
     500,000      MISSOURI ST HLTH + EDL FAC AUT             2/1/2027      4.875           506,116            447,265
     980,000      MISSOURI ST HLTH + EDL FAC AUT             2/1/2022      5.125         1,013,170            934,283
     320,000      MONROE MCKEEN PLAZA HSG DEV LA             2/1/2012      6.800           321,424            320,496
     500,000      MONROEVILLE AL WTRWKS BRD                  1/1/2020      5.125           513,512            505,320
     250,000      MONTGOMERY AL EDL BLDG AUTH               10/1/2032      5.250           261,560            238,765
     250,000      MONTGOMERY AL MED CLNIC BRD                3/1/2031      5.250           256,321            230,100
     500,000      MONTGOMERY CNTY PA INDL DEV RE            12/1/2017      6.250           498,765            495,590
     650,000      MONTGOMERY CNTY PA INDL DEV RE             2/1/2014      5.375           646,133            626,093
     375,000      MONTGOMERY CNTY PA INDL DEV RE             2/1/2028      6.125           369,740            344,385
     200,000      MONTGOMERY CNTY TX MUN UTIL                3/1/2017      4.900           200,780            200,334
     247,000      MONTGOMERY IL SPL ASSMT                    3/1/2030      4.700           247,221            222,142
     800,000      MOUNT CARBON MET DIST CO REV               6/1/2043      7.000           800,000            775,424
     200,000      MOUNT CARBON MET DIST CO REV               6/1/2043      1.000                 0                  0
     300,000      MOUNT DORA FL HEALTH FACS AUTH            8/15/2008      4.250           299,818            299,250
     130,000      MOUNTAIN REGL WTR SPL SVC DIST            12/1/2008      6.250           129,883            130,867
     500,000      MURRAY CITY UT HOSP REV                   5/15/2022      5.000           503,092            500,035
     400,000      NASSAU CNTY N Y INDL DEV AGY               1/1/2018      5.875           396,408            388,120
     140,000      NEW HAMPSHIRE HEALTH + ED                  7/1/2011      5.000           140,654            142,103
     480,000      NEW HAMPSHIRE HEALTH + ED                  7/1/2016      5.000           478,102            471,931
     185,000      NEW HAMPSHIRE HEALTH + ED FACS             7/1/2014      5.000           185,554            186,622
     300,000      NEW JERSEY ECONOMIC DEV AUTH               1/1/2015      5.000           296,718            292,290
     250,000      NEW JERSEY HEALTH CARE FACS                2/1/2021      5.000           257,889            252,840
     495,000      NEW JERSEY HEALTH CARE FACS FI           11/15/2033      1.000           495,000            402,930
      40,000      NEW MEXICO MTG FIN AUTH                    1/1/2026      6.950            42,083             40,798
     250,000      NEW MEXICO ST HOSP EQUIP LN               8/15/2017      5.000           249,084            225,190
     230,000      NEW ORLEANS LA SEW SVC REV                 6/1/2010      5.200           232,104            229,832
     500,000      NEW RIVERCNMTY DEV DIST FL CP              5/1/2013      5.000           498,535            451,620
     190,000      NEW YORK CNTYS TOB TR IV                   6/1/2021      4.250           188,127            176,860
     350,000      NEW YORK ST DORM AUTH REVS                 7/1/2019      6.875           374,197            362,324
     500,000      NOBLESVILLE IN REDEV AUTH                  2/1/2031      5.125           495,022            492,740
     250,000      NORTH CAROLINA                             1/1/2032      5.250           248,647            203,973
     500,000      NORTH CAROLINA MED CARE COMMN             10/1/2034      5.800           542,329            483,925
     500,000      NORTH CAROLINA MED CARE HLTH              10/1/2020      5.500           514,012            505,860
     150,000      NORTH CAROLINA MED CARE HLTH              10/1/2028      5.000           153,482            150,495
   1,300,000      NORTH CAROLINA MED CARE HLTH              10/1/2035      4.750         1,300,000          1,279,369
   1,000,000      NORTH CENT TX HLTH FAC DEV                5/15/2017      5.000         1,013,314          1,005,470
     750,000      NORTH OAKS MN SR HSG REV                  10/1/2022      5.750           739,237            722,745
     350,000      NORTH RANGE MET DIST NO 1 CO             12/15/2024      5.000           362,924            300,097
   1,000,000      NORTH TX TWY AUTH REV (c)                  1/1/2028      5.900           321,816            347,090
     500,000      NORTHEASTERN PA HOSP + ED AUTH            8/15/2016      5.150           502,187            500,905

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                   Security                       date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
     500,000      NORTHERN CA GAS AUTH NO 1                  7/1/2027      1.000           500,000            379,500
     220,000      NORTHRN CA PWR AGY PUB PWR REV             7/1/2032      5.200           224,420            220,605
     500,000      NORTHERN MARIANA ISLANDS                  10/1/2022      5.000           504,464            445,235
     250,000      OAKLAND CA UNI SCH DIST                    8/1/2024      5.000           259,614            250,728
     100,000      OAKRIDGE COMMUNITY DEVELOPMENT             5/1/2018      5.250           101,836            102,154
     250,000      OKANOGAN CNTY WASH PUB HOSP               12/1/2023      5.625           263,925            259,140
      35,000      OKLAHOMA DEV FIN AUTH REV                 2/15/2029      6.000            36,692             35,783
     545,000      ORANGE CNTY FL HLTH FACS AUTH              7/1/2009      4.625           545,000            541,060
     620,000      OREGON STHEALTH HSG EDL AUTH             11/15/2026      8.000           646,333            620,595
      20,000      OREGON STHSG + CMNTY SVCS DEP              7/1/2022      5.700            20,175             20,237
     500,000      ORLEANS PARISH LA PARSHWDE SCH             9/1/2020      5.500           500,000            500,145
     520,000      ORLEANS PARISH LA SCH BRD (c)              2/1/2015      5.586           357,003            364,645
     450,000      PALM BEACH CNTY FL HLTH FACS              10/1/2011      5.500           453,343            459,018
     250,000      PALM BEACH CNTY FL HLTH FACS             11/15/2017      5.250           250,000            242,818
     500,000      PALM BEACH CNTY FL HLTH FACS             11/15/2022      5.375           488,977            469,685
     675,000      PALM BEACH FL HEALTH FACS                11/15/2029      5.125           683,942            598,104
     285,000      PANTHER TRACE II FL CMNTY DEV             11/1/2010      5.000           285,895            273,443
     400,000      PAOLI IN BLDG CORP                        1/15/2032      5.000           405,522            393,896
     630,000      PARKLANDSLEE CMNTY DEV DIST                5/1/2011      5.125           629,566            601,656
     500,000      PELL CITYAL SPL CARE FACS FIN             12/1/2027      5.250           426,670            442,135
     250,000      PENNSYLVANIA INTRGVRNMNTL COOP            6/15/2021      5.000           257,159            250,888
     600,000      PENNSYLVANIA ST HIGHER EDL                1/15/2022      6.000           620,385            635,484
     295,000      PENNSYLVANIA ST HIGHER EDL                1/15/2031      6.000           308,804            310,614
     500,000      PENNSYLVANIA ST HIGHER EDL                3/15/2030      5.750           515,898            503,095
     500,000      PENNSYLVANIA ST HIGHER EDL FAC            12/1/2018      5.000           514,525            510,760
     500,000      PENNSYLVANIA ST HIGHER EDL FAC             7/1/2039      4.514           500,000            392,500
      75,000      PENNSYLVANIA ST HIGHER EDL FAC           11/15/2016      5.875            79,550             74,995
      50,000      PENNSYLVANIA ST HIGHER EDL FAC           11/15/2021      5.875            50,964             49,995
     325,000      PENNSYLVANIA ST HIGHER EDL FAC           11/15/2016      5.875           335,151            324,977
     235,000      PENNSYLVANIA ST HIGHER EDL FAC           11/15/2021      5.875           253,809            234,977
     250,000      PHILADELPHIA PA HOSPS + HIGHER             1/1/2018      5.300           252,291            254,338
     250,000      PHOENIX AZ STR + HWY USER REV              7/1/2011      6.250           254,805            250,748
     375,000      PIMA CNTYAZ INDL                           2/1/2015      6.625           375,000            365,633
     200,000      PIMA CNTYAZ INDL DEV                     12/15/2016      5.250           197,972            196,848
     215,000      PIMA CNTYAZ INDL DEV AUTH                  8/1/2012      6.250           215,000            219,988
     150,000      PIMA CNTYAZ INDL DEV AUTH                  7/1/2023      5.700           154,475            144,086
     420,000      PIMA CNTYAZ INDL DEV AUTH                  6/1/2016      6.000           420,000            419,584
     400,000      PIMA CNTYAZ INDL DEV AUTH                 12/1/2017      5.350           400,000            381,060
     490,000      PIMA CNTYAZ INDL DEV AUTH                  7/1/2014      4.650           488,721            471,493
     250,000      PIMA CNTYAZ INDL DEV AUTH                  6/1/2022      5.000           254,482            225,853
     250,000      PIMA CNTYAZ INDL DEV AUTH                  7/1/2015      5.125           248,894            245,750
     500,000      PIMA CNTYAZ INDL DEV AUTH                 12/1/2018      6.375           500,000            502,045
     775,000      PIMA CNTYAZ INDL DEV AUTH ED               2/1/2015      7.250           775,000            775,217
     150,000      PIMA CNTYAZ INDL DEV AUTH ED               7/1/2012      5.000           149,725            150,135
     500,000      PIMA CNTYAZ INDL DEV AUTH ED               7/1/2022      5.375           505,920            471,805
     500,000      PINAL CNTY ARIZ CTFS PARTN                12/1/2026      5.000           504,821            500,795
     500,000      PINAL CNTY AZ INDL DEV AUTH               10/1/2020      5.250           525,330            475,020
     422,000      PINGREE GROVE VILLAGE IL                   3/1/2015      5.250           418,914            407,580
     225,000      PITT CNTYNC REV                           12/1/2010      5.375           232,078            233,957
     250,000      PLAINFIELD IN CMNTY HIGH SCH              7/15/2023      5.000           247,127            250,773
     750,000      PLEASANTSCNTY WV POLL CTL                  5/1/2015      6.150           788,453            752,115
   2,000,000      PORT EVERGLADES AUTH FL IMPT               9/1/2016      5.000         2,011,297          2,011,700
     635,000      PORTLAND ME HSG DEV CORP                   8/1/2015      4.875           635,000            613,562
     250,000      PORTLAND ME HSG DEV CORP                   8/1/2021      5.700           250,000            245,805
     750,000      POTTER CNTY PA HOSP AUTH REV               8/1/2016      5.950           755,287            750,533
     500,000      POTTER CNTY PA HOSP AUTH REV               8/1/2024      6.050           519,372            500,755

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                   Security                       date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
     105,000      PRIVATE COLLEGES + UNIVS AUTH             10/1/2029      5.375           105,205            102,458
     250,000      PRIVATE COLLEGES+UNIVS AUTH GA            10/1/2014      5.250           257,334            253,483
     250,000      PROVIDENCE R I HSG AUTH HSG                9/1/2026      5.000           256,048            251,423
     500,000      PROVIDENCE RI HSG AUTH HSG REV             9/1/2027      5.000           509,636            501,885
     250,000      PROVO UT CHARTER SCH REV                  6/15/2037      5.500           250,000            208,135
     250,000      PUBLIC AUTH FOR CO ENERGY                11/15/2018      5.750           242,393            244,753
     450,000      PUERTO RICO COMWLTH HWY                    7/1/2045      1.000           450,000            333,000
     500,000      PUERTO RICO ELEC                           7/1/2025      1.000           500,000            394,500
     500,000      PUERTO RICO SALES TAX FING                 8/1/2057      4.518           500,000            392,000
     750,000      QUAIL CREEK CMNTY FACS DIST               7/15/2016      5.150           750,000            726,525
     750,000      QUINAULT INDIAN NATION WA                 12/1/2015      5.800           749,124            711,623
     400,000      RENO NV HOSP REV                           6/1/2032      5.250           414,671            378,628
     500,000      RENO NV HOSP REV                           6/1/2020      5.500           509,549            507,575
     750,000      RENO SPARKS INDIAN COLONY NV               6/1/2021      5.000           767,553            722,318
     250,000      RHODE ISLAND ST HLTH + ED BLDG            5/15/2026      5.250           255,870            252,285
     500,000      RICHARDSON TX HOSP AUTH REV               12/1/2028      5.625           515,865            474,125
     500,000      RIVERSIDEMO INDL DEV AUTH                  5/1/2020      5.000           503,039            479,895
     350,000      RIVERSIDEMO INDL DEV AUTH                  5/1/2027      4.500           347,892            300,622
     250,000      RIVERWOODESTATES CMNTY DEV                 5/1/2013      5.000           250,000            157,148
   1,250,000      ROCKPORT IN POLLUTION CTL REV              6/1/2025      4.625         1,225,972          1,143,375
   1,000,000      SACRAMENTO CA CITY FING AUTH (c)          12/1/2021      5.200           502,397            472,720
     500,000      SACRAMENTO CNTY CA CTFS PARTN             10/1/2027      4.750           500,434            476,890
     250,000      SACRAMENTO CNTY CA SANTN DIST             12/1/2035      3.720           250,000            200,000
     350,000      SACRAMENTO CNTY CA WTR FINGAU              6/1/2039      1.000           350,000            274,750
     250,000      SAGINAW MI HOSP FIN AUTH REV               7/1/2030      6.500           266,696            263,483
   1,750,000      SAN BERNARDINO CNTY CA CTFS                8/1/2028      5.000         1,798,715          1,750,490
     200,000      SAN DIEGOCA PUB FACS FING                 5/15/2025      5.000           202,213            196,854
     145,000      SAN DIEGOCA PUB FACS FING                 5/15/2025      5.000           145,413            142,719
   3,500,000      SAN DIEGOCA PUB FACS FING                 5/15/2027      5.250         3,526,123          3,454,395
     250,000      SAN JOAQUIN HILLS CA TRNS TOLL            1/15/2030      5.250           253,918            228,475
     250,000      SANTA CLARA CA REDEV TAX ALLOC             6/1/2015      5.000           252,151            252,185
     500,000      SARASOTA CNTY FL HEALTH FACS               1/1/2027      5.500           508,870            452,860
     250,000      SARASOTA NATL CMNTY DEV DIS FL             5/1/2039      5.300           248,156            181,100
     410,000      SAYRE PA HLTH CARE FACS AUTH (b)          12/1/2031      5.875           430,892            416,339
   1,000,000      SCAGO EDL                                 12/1/2021      5.000         1,048,960            965,820
   1,000,000      SCAGO EDLFACS CORP                        12/1/2026      5.000         1,048,960            992,820
     500,000      SCOTTSDALE AZ INDL DEV HOSP                9/1/2030      5.250           482,810            490,335
     750,000      SCRANTON PENN PKG                          6/1/2027      5.250           760,606            737,603
     200,000      SEMINOLE TRIBE FL SPL OBLIG               10/1/2022      5.750           207,252            196,660
     500,000      SEMINOLE TRIBE FL SPL OBLIG RE            10/1/2024      5.500           506,504            475,965
     250,000      SENECA NATION INDIANS CAP                 12/1/2023      5.000           248,659            218,783
     625,000      SHELBY CNTY TN HLTH EDL + HSG (b)          1/1/2029      5.550           556,863            181,625
     150,000      SHELBY CNTY TN HLTH EDL + HSG (b)          1/1/2019      5.350           134,966             45,494
     500,000      SHELBY CNTY TN HLTH EDL + HSG              9/1/2011      4.900           500,000            489,770
     750,000      SHELBY CNTY TN HLTH EDL + HSG              9/1/2016      5.250           745,061            724,815
     500,000      SHELBY CNTY TN HLTH EDL + HSG              9/1/2026      5.625           496,322            470,950
     250,000      SKAGIT CNTY WA                            12/1/2008      4.650           250,355            252,590
   1,000,000      SKOWHEGANME POLLUTN                       11/1/2013      5.900         1,000,000          1,002,940
     500,000      SOUTH CAROLINA EDL FACS AUTH               3/1/2020      5.000           478,224            471,445
      50,000      SOUTH CAROLINA JOBS ECON DEV             11/15/2030      5.625            50,789             54,549
     200,000      SOUTH CAROLINA JOBS ECON DEV             11/15/2030      5.625           203,157            201,486
     500,000      SOUTH CAROLINA JOBS ECON DEV               4/1/2024      5.000           513,177            465,360
     695,000      SOUTH CAROLINA JOBS ECONOMIC              11/1/2010      4.650           695,000            673,677
     750,000      SOUTH CAROLINA JOBS ECONOMIC (b)           5/1/2011      5.000           750,000            741,473
     500,000      SOUTH CAROLINA JOBS ECONOMIC             11/15/2027      6.000           504,423            463,560
     750,000      SOUTH CAROLINA JOBS ECONOMIC             11/15/2042      5.150           750,000            732,338

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                           Percent
                                                            Maturity      Coupon                            Fair             of
 Par/Shares                   Security                        date         rate          Cost             value (a)      net assets
------------   ---------------------------------------    -----------    -------    --------------     --------------    -----------
     205,000      SOUTH CHICAGO HEIGHTS IL                  12/1/2009      6.150           205,000            205,609
   1,000,000      SOUTH COAST CONSERVANCY DIST               1/1/2028      5.250           993,891          1,048,900
     250,000      SOUTH DAKOTA ST HEALTH + EDL              11/1/2034      5.250           259,652            246,820
     250,000      SOUTH DAKOTA ST HLTH EDL FACS              7/1/2035      5.500           252,867            249,650
     400,000      SOUTH INDIAN RIV WTR CTL                   8/1/2031      4.125           370,665            407,888
     170,000      SOUTH LAKE CNTY HOSP DIST FL              10/1/2022      6.000           175,193            173,201
      85,000      SOUTH LAKE CNTY HOSP DIST FLA             10/1/2008      4.250            84,989             85,134
     640,000      SOUTH LAKE CNTY HOSP FL                   10/1/2013      5.500           640,017            668,806
     300,000      SOUTHERN MN MUN PWR AGY SUPPLY             1/1/2013      4.840           300,000            295,581
     250,000      SOUTHWESTERN IL DEV AUTH REV              8/15/2015      5.375           257,957            253,098
   1,500,000      SOUTHWESTERN IL DEV AUTH REV              8/15/2029      5.625         1,540,443          1,475,145
     250,000      SOUTHWESTERN IL DEV AUTH REV              11/1/2026      5.625           248,212            221,843
     750,000      SOUTHWESTERN IL DEV AUTH REV              10/1/2022      7.000           750,000            717,705
     500,000      SPARKS NVTOURISM IMPT DIST                6/15/2020      6.500           481,905            485,255
     250,000      ST CHARLES CNTY MO PUB WTR                12/1/2036      5.375           248,132            254,965
   1,025,000      ST JOHN BAPTIST PARISH LA REV              6/1/2037      5.125         1,025,000            922,018
     250,000      ST JOHNS CNTY FL INDL DEV                 10/1/2017      5.000           250,000            230,168
     500,000      ST JOHNS CNTY FL INDL DEV AUTH             8/1/2034      5.625           481,766            473,520
     400,000      ST JOSEPHCNTY IND ECONOMIC                5/15/2014      5.750           408,954            393,236
   1,000,000      ST JOSEPHMO INDL DEV AUTH TAX             11/1/2019      5.100           987,247            927,360
     500,000      ST JOSEPHMO INDL DEV AUTH TAX             11/1/2023      5.375           496,092            459,275
     500,000      ST JOSHEPCNTY IN HOSP AUTH                2/15/2028      5.250           511,179            452,775
     800,000      ST LOUIS CNTY MO HSG AUTH (b)             11/1/2014      8.500           800,000            386,928
     250,000      ST LOUIS CNTY MO INDL DEV                  9/1/2021      5.375           255,149            237,638
     250,000      ST LOUIS CNTY MO INDL DEV AUTH           11/15/2022      5.000           253,747            216,240
   1,000,000      ST LOUIS CNTY MO INDL DEV AUTH            12/1/2027      5.370         1,000,000            984,850
     460,000      ST LOUIS MO INDL DEV AUTH TAX              5/1/2026      5.125           457,273            433,536
     525,000      ST PAUL MN HSG + REDEV HOSP              11/15/2014      5.250           536,360            525,530
     246,040      ST TAMMANY PARISH LA FIN AUTH             12/1/2039      5.250           251,967            239,589
     190,000      STERLING HILL CMNTY DEV DIST              11/1/2010      5.500           189,590            187,880
     300,000      STERLING HILL CMNTY DEV DIST               5/1/2011      5.100           300,000            282,132
     500,000      STONEYBROOK SOUTH CMNTY DEV FL            11/1/2015      5.450           498,306            448,775
     500,000      SULLIVAN CNTY TN HEALTH EDL                9/1/2036      5.250           516,604            451,780
     135,000      SUMMIT ACADEMY NORTH MI PUB                7/1/2009      6.250           135,657            140,455
     445,000      SUMMIT ACADEMY NORTH MI PUB               11/1/2011      4.750           445,121            437,506
      83,000      SUNDANCE CMNTY FACS DIST AZ                7/1/2008      5.000            83,000             83,002
     500,000      TANGIPAH0A PARISH LA HOSP SVC              2/1/2015      5.375           521,472            519,265
     500,000      TARRANT CNTY TEX CULTURAL ED             11/15/2016      5.250           483,531            458,115
     750,000      TARRANT CNTY TX CLUTURAL ED              11/15/2036      6.000           772,961            715,140
   1,000,000      TARRANT CNTY TX CULTURAL ED              11/15/2026      6.000         1,037,200            974,420
     250,000      TARRANT CNTY TX CULTURAL ED               2/15/2013      5.000           249,690            238,608
     500,000      TENNESSEEHSG DEV AGY                       7/1/2034      5.100           500,000            493,615
     250,000      TENNESSEEHSG DEV AGY MTG FIN               7/1/2023      5.200           252,854            251,530
     250,000      TEXAS MUNGAS ACQUISITION                 12/15/2026      5.038           250,000            189,773
     250,000      TEXAS MUNGAS CORP                        12/15/2026      2.560           250,000            178,665
   1,000,000      TEXAS ST PUB FIN AUTH                     8/15/2030      5.000           869,486            838,050
     500,000      TEXAS ST PUB FIN AUTH CHARTER              9/1/2018      5.500           500,000            480,575
     800,000      TEXAS STUDENT HSG AUTH REV (b)             1/1/2014     11.000           800,000                  8
   1,500,000      TISONS LANDING CMNTY DEV DIST             11/1/2011      5.000         1,499,289          1,053,570
     450,000      TOB SECURITIZATION AUTH NORTH              6/1/2023      4.750           438,265            412,920
     300,000      TOBACCO SETTLEMENT FING CO NJ              6/1/2015      5.000           309,348            296,880
      95,000      TOBACCO SETTLEMENT FING CORP               6/1/2011      5.000            95,000             95,127
   1,460,000      TOBACCO SETTLEMENT REV MGMT               5/15/2022      6.000         1,494,105          1,540,577
     425,000      TODD CREEK FARMS MET DIST NO 1            12/1/2009      4.750           423,559            416,925
     250,000      TOLEDO LUCAS CNTY OH PORT AUTH            12/1/2035      5.375           257,887            234,675
     750,000      TOLOMATO CMNTY DEV DIST FL                 5/1/2017      6.375           750,000            741,465

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                           Percent
                                                            Maturity      Coupon                            Fair             of
 Par/Shares                   Security                        date         rate          Cost             value (a)      net assets
------------   ---------------------------------------    -----------    -------    --------------     --------------    -----------
   2,000,000      TRAVIS CNTY TX HEALTH FACS DEV           11/15/2035      4.750         2,000,000          1,961,900
     840,000      TRAVIS CNTY TX HSG FIN CORP (b)            6/1/2035      9.250           840,000            312,866
   1,000,000      TYLER TX HEALTH FACS DEV CORP              7/1/2009      6.600         1,000,000          1,021,470
     350,000      TYLER TX HEALTH FACS DEV CORP             11/1/2037      5.375           347,572            306,488
     500,000      ULSTER CNTY N Y INDL                      9/15/2013      5.100           496,595            486,360
     500,000      ULSTER CNTY N Y INDL                      9/15/2016      5.250           493,425            468,530
     155,000      UNIVERSITY AZ MED CTR HOSP REV             7/1/2013      5.000           155,714            155,259
     200,000      UNIVERSITY CITY MO INDL DEV AU           12/20/2030      6.000           211,044            200,112
     671,000      UTAH ASSOCIATED MUNI POWER SYS             5/1/2022      4.750           671,000            609,020
     320,000      UTAH CNTYUT HOSP REV                      8/15/2026      5.250           324,518            321,053
     250,000      UTAH ST CHARTER SCH FIN AUTH              6/15/2017      5.125           250,000            245,683
     750,000      VALLEY ALSPL CARE FACS FING               11/1/2011      5.450           762,356            757,133
   1,215,000      VERANO CTR CMNTY DEV DIST FL              11/1/2012      5.000         1,215,000          1,102,722
     500,000      VERNON CANAT GAS FING AUTH                 8/1/2021      5.000           500,000            504,625
     300,000      VERRADO CMNTY FACS DIST NO 1              7/15/2013      6.000           300,000            311,121
     300,000      VIGO CNTYIN HOSP AUTH REV                  9/1/2027      5.500           296,824            266,007
   1,000,000      VIRGINIA ST HSG DEV AUTH                   7/1/2031      5.350         1,010,945          1,007,490
   2,000,000      VIRGINIA ST HSG DEV AUTH                   7/1/2036      5.375         2,093,749          2,004,380
     250,000      VISTANCIACMNTY FACS DIST AZ               7/15/2008      4.150           250,000            250,020
     250,000      WALKER FIELD CO PUB ARPT AUTH             12/1/2027      4.750           227,469            216,883
     350,000      WASHINGTON CNTY IA HOSP REV                7/1/2017      5.250           349,741            348,264
     145,000      WASHINGTON CNTY PA AUTH REV               12/1/2029      6.150           153,760            144,632
   1,150,000      WASHINGTON ST HSG FIN COMMN                1/1/2017      5.250         1,146,020          1,091,741
     650,000      WASHINGTON ST HSG FIN COMMN                1/1/2013      5.100           650,000            632,671
     490,000      WATERS EDGE CMNTY DEV DIST                11/1/2012      5.000           490,174            445,057
     500,000      WATERSET NORTH CMNTY DEV DIST             11/1/2015      6.550           498,533            473,100
     605,000      WATSON RDCMNTY FACS DIST AZ                7/1/2008      4.600           605,000            605,006
     750,000      WEATHERFORD HOSP AUTH OK REV               5/1/2016      6.000           766,685            728,295
     125,000      WELD CNTYCO CTFS PARTN                   12/15/2019      5.125           127,633            124,515
     245,000      WEST VLGSIMPT DIST FLA REV                 5/1/2037      5.500           245,000            179,700
     845,000      WESTERN GENERATION AGY OR                  1/1/2021      5.000           853,638            725,618
     200,000      WESTPARK CMNTY FACS DIST AZ               7/15/2016      4.900           200,000            190,172
     500,000      WHITEHOUSE TX INDPT SCH DIST (c)          2/15/2025      4.650           232,920            204,655
      60,000      WHITMORE LAKE MI PUB SCH DIST              5/1/2028      5.000            61,975             63,755
     500,000      WI ST HEALTH EDL FACS                      6/1/2028      5.700           519,908            486,975
     145,000      WICHITA KS HOSP REV                      11/15/2024      6.250           151,862            149,721
     255,000      WILL CNTYIL SPL ED JT                      1/1/2021      5.500           265,381            264,672
     500,000      WINKLER COUNTY TX                         2/15/2031      5.250           516,405            477,675
     750,000      WINNEBAGO+ STEPHENSONCNTYS (c)             1/1/2019      5.250           435,208            435,195
     460,000      WISCONSINHEALTH + EDL FACS                8/15/2016      4.600           458,747            443,762
   1,000,000      WISCONSINHEALTH + EDL FACS                12/1/2034      4.750         1,000,000            995,060
     250,000      WISCONSINST HEALTH + EDL                 11/15/2032      6.000           268,799            244,350
   1,000,000      WISCONSINST HEALTH + EDL FACS            12/15/2016      5.500         1,015,411          1,021,900
     450,000      WISCONSINST HEALTH + EDL FACS              7/1/2017      6.000           462,589            463,667
     350,000      WISCONSINST HEALTH + EDL FACS              7/1/2021      6.000           359,617            357,984
     250,000      WISCONSINST HEALTH + EDL FACS             10/1/2013      4.500           248,839            247,050
     500,000      WISCONSINST HEALTH + EDL FACS             2/15/2032      5.250           488,059            502,410
     500,000      WISCONSINST HEALTH + EDL FACS             1/15/2025      5.650           511,700            513,035
     225,000      WISCONSINST HEALTH + EDL FACS            11/15/2023      6.000           240,140            226,748
     350,000      WISCONSINST HEALTH + EDL FACS             5/15/2029      5.125           360,599            319,694
     500,000      WISCONSINST HEALTH + EDL FACS              7/1/2026      5.000           505,430            460,390
     225,000      WISCONSINST HEALTH + EDL FACS              3/1/2015      4.650           225,000            216,736
     400,000      WISCONSINST HEALTH + EDL FACS              9/1/2015      5.000           400,000            374,168
     250,000      WISCONSINST HEALTH + EDL FACS             2/15/2034      5.375           255,692            236,853
     400,000      WISCONSINST HEALTH EDL FACS               8/15/2023      5.600           401,517            398,680
     500,000      WISCONSINST HLTH + EDL FACS               8/15/2026      5.875           475,000            490,135

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                   Security                       date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------
   1,050,000      WOODHILL PUB FAC CORP TEX                 12/1/2015      7.250         1,038,099          1,019,550
     250,000      WYOMING MUN PWR AGY PWR                    1/1/2028      5.500           255,549            254,630
     250,000      YORK CNTYPA INDL DEV AUTH REV             10/1/2019      6.450           250,000            250,655
     250,000      YUBA CTY CL REDEV AGY TAX ALLO             9/1/2027      5.125           255,022            245,345
     400,000      ZEPHYR RIDGE CMNTY DEV DIST FL             5/1/2013      5.250           400,749            261,824
                                                                                    --------------    ---------------
                                                                                       350,830,706        332,509,846         91.28%
               Cash equivalents:
   9,628,064      SSGA TAX FREE MONEY MARKET FUND, current rate 1.49%                    9,628,064          9,628,064          2.64%
                                                                                    --------------    ---------------    ----------
                  Grand total (d)                                                   $  384,108,957        364,099,605         99.95%
                                                                                    ==============    ===============    ==========

Notes to schedule of investments:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At June 30, 2008, the cost for federal income tax purposes was $384,108,957. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                  Gross unrealized appreciation               $      870,516
                  Gross unrealized depreciation                  (20,879,869)
                                                              --------------
                    Net unrealized depreciation               $  (20,009,352)
                                                              ==============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                              Geographical diversification           Percent
                       -----------------------------------------     -------
                       Texas                                           11.10%
                       Illinois                                        10.43
                       Florida                                          9.13
                       California                                       5.37
                       Pennsylvania                                     3.93
                       Louisana                                         3.90
                       Missouri                                         3.63
                       Arizona                                          3.55
                       South Carolina                                   3.50
                       Indiana                                          3.24
                       Wisconsin                                        2.94
                       Other                                           39.28
                                                                     -------
                                                                      100.00%
                                                                     =======

 Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            Debt securities are valued at an evaluated mean provided by an independent pricing service that are based on upon where a U.S. municipal retail lot position would trade at the end of each business day.

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                  June 30, 2008

                                                                                                                          Percent
                                                           Maturity      Coupon                            Fair              of
 Par/Shares                   Security                       date         rate           Cost            value (a)       net assets
------------   ---------------------------------------    -----------    -------    --------------    ---------------    ----------

Other information (continued):

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                Investments in
            Valuation inputs                                 Securities at Value
                                                             -------------------
            Level 1 - Quoted Prices                          $        21,964,695
            Level 2 - Other Significant Observable inputs            342,137,910
            Level 3 - Significant unobservable Inputs                         --
                                                             -------------------
            Total                                            $       364,102,605
                                                             ===================

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                            June 30, 2008 (unaudited)

            Clearwater Tax-Exempt Bond Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Public Housing Bonds                                                         2%
Insured Bonds                                                               13%
General Obligation Bonds                                                     3%
Multi-Family Housing Bonds                                                  18%
Education Bonds                                                             10%
Insured General Obligation Bonds                                             2%
Hospital Bonds                                                              18%
Public Utility Bonds                                                         3%
Industrial Revenue Bonds                                                     5%
Escrow                                                                       2%
Cash                                                                         3%
Other Bonds                                                                 21%

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                                   FORM N-CSR

Item 2    Code of Ethics (annual report only)

Item 3    Audit Committee Financial Expert (annual report only)

Item 4 Principal Accountant Fees and Services (annual report only) (accrual basis)

Item 5    Audit Committee of Listed Registrants (annual report only)

Item 6    Schedule of Investments (annual and semi-annual report)

      See Item 1.

Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 8    Portfolio Managers of Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable (the Trust is an open-end Management Investment Company)

Item 10   Submission of Matters to a Vote of Security Holders

      There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11   Controls and Procedures

   a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   b) There have been no significant changes in the Trust's internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12   Exhibits

   a) The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.

   b) No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Clearwater Investment Trust

              /s/George H. Weyerhaeuser, Jr.
              ------------------------------

              George H. Weyerhaeuser, Jr.
              Chairman

Date:         September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

              /s/George H. Weyerhaeuser, Jr.
              ------------------------------

              George H. Weyerhaeuser, Jr.
              Chairman

Date:         September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

              /s/George H. Weyerhaeuser, Jr.
              ------------------------------

              George H. Weyerhaeuser, Jr.
              Treasurer

Date:         September 9, 2008